UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01027

Name of Registrant:	Vanguard World Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2024—August 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

FTSE Social Index Fund Admiral™ Shares - VFTAX

FTSE Social Index Fund Institutional Shares - VFTNX

Materials Index Fund ETF Shares - VAW

Materials Index Fund Admiral™ Shares - VMIAX

Communication Services Index Fund ETF Shares - VOX

Communication Services Index Fund Admiral™ Shares - VTCAX

U.S. Growth Fund Investor Shares - VWUSX

U.S. Growth Fund Admiral™ Shares - VWUAX

Utilities Index Fund ETF Shares - VPU

Utilities Index Fund Admiral™ Shares - VUIAX

Consumer Discretionary Index Fund ETF Shares - VCR

Consumer Discretionary Index Fund Admiral™ Shares - VCDAX

Consumer Staples Index Fund ETF Shares - VDC

Consumer Staples Index Fund Admiral™ Shares - VCSAX

Energy Index Fund ETF Shares - VDE

Energy Index Fund Admiral™ Shares - VENAX

Financials Index Fund ETF Shares - VFH

Financials Index Fund Admiral™ Shares - VFAIX

Health Care Index Fund ETF Shares - VHT

Health Care Index Fund Admiral™ Shares - VHCIX

Industrials Index Fund ETF Shares - VIS

Industrials Index Fund Admiral™ Shares - VINAX

Information Technology Index Fund ETF Shares - VGT

Information Technology Index Fund Admiral™ Shares - VITAX

International Growth Fund Investor Shares - VWIGX

International Growth Fund Admiral™ Shares - VWILX

Mega Cap Index Fund ETF Shares - MGC

Mega Cap Index Fund Institutional Shares - VMCTX

Mega Cap Value Index Fund ETF Shares - MGV

Mega Cap Value Index Fund Institutional Shares - VMVLX

Vanguard FTSE Social Index Fund

Admiral™ Shares (VFTAX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard FTSE Social Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$14	0.13%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  In the Fund’s benchmark index, eight of the 11 industry sectors posted modest to strong gains. Technology stocks, by far the largest weighting, contributed the most to overall returns, followed by consumer discretionary and financials. Three sectors—energy, health care, and consumer staples—posted declines but had a relatively modest impact on overall returns because of their lower weightings.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 7, 2019, Through August 31, 2025

Initial Investment of $10,000

	Admiral Shares	FTSE US Choice Index	FTSE USA Index
2/7/2019	$10,300	$10,302	$10,316
5/31/2019	$10,254	$10,258	$10,241
8/31/2019	$10,985	$10,991	$10,929
11/30/2019	$11,962	$11,975	$11,802
2/29/2020	$11,404	$11,420	$11,188
5/31/2020	$11,849	$11,865	$11,617
8/31/2020	$14,041	$14,066	$13,527
11/30/2020	$14,545	$14,574	$14,119
2/28/2021	$15,325	$15,358	$14,932
5/31/2021	$16,793	$16,835	$16,433
8/31/2021	$18,400	$18,457	$17,758
11/30/2021	$18,654	$18,718	$17,903
2/28/2022	$17,336	$17,398	$17,066
5/31/2022	$15,967	$16,031	$16,045
8/31/2022	$15,404	$15,472	$15,451
11/30/2022	$15,698	$15,772	$15,962
2/28/2023	$15,466	$15,540	$15,635
5/31/2023	$16,631	$16,718	$16,519
8/31/2023	$17,982	$18,083	$17,903
11/30/2023	$18,432	$18,536	$18,255
2/29/2024	$20,781	$20,905	$20,443
5/31/2024	$21,351	$21,484	$21,176
8/31/2024	$23,002	$23,153	$22,785
11/30/2024	$24,752	$24,926	$24,509
2/28/2025	$24,492	$24,671	$24,257
5/31/2025	$24,402	$24,591	$24,226
8/31/2025	$26,837	$27,052	$26,554

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/7/19
Admiral Shares	16.67%	13.83%	16.24%
FTSE US Choice Index	16.84%	13.97%	16.38%
FTSE USA Index	16.55%	14.44%	16.05%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$24,426
Number of Portfolio Holdings	416
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$376

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	1.0%
Consumer Discretionary	16.4%
Consumer Staples	3.8%
Energy	0.0%
Financials	10.5%
Health Care	9.5%
Industrials	7.6%
Real Estate	2.4%
Technology	45.8%
Telecommunications	2.5%
Utilities	0.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR513

Vanguard FTSE Social Index Fund

Institutional Shares (VFTNX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard FTSE Social Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  In the Fund’s benchmark index, eight of the 11 industry sectors posted modest to strong gains. Technology stocks, by far the largest weighting, contributed the most to overall returns, followed by consumer discretionary and financials. Three sectors—energy, health care, and consumer staples—posted declines but had a relatively modest impact on overall returns because of their lower weightings.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	FTSE US Choice Index	FTSE USA Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,259,100	$5,259,888	$5,280,969
2016	$4,816,581	$4,815,867	$4,909,461
2016	$5,265,961	$5,267,296	$5,369,953
2016	$5,504,486	$5,506,099	$5,593,905
2016	$5,607,870	$5,612,438	$5,697,595
2017	$6,093,172	$6,098,148	$6,160,259
2017	$6,251,858	$6,260,554	$6,321,473
2017	$6,479,799	$6,487,524	$6,516,908
2017	$7,011,261	$7,021,033	$7,008,408
2018	$7,223,633	$7,237,932	$7,223,927
2018	$7,277,064	$7,292,933	$7,242,400
2018	$7,862,831	$7,881,805	$7,793,439
2018	$7,508,056	$7,524,991	$7,437,915
2019	$7,637,232	$7,657,176	$7,559,374
2019	$7,601,699	$7,624,414	$7,504,227
2019	$8,144,525	$8,168,975	$8,008,658
2019	$8,871,910	$8,900,179	$8,648,052
2020	$8,458,605	$8,487,890	$8,198,647
2020	$8,787,290	$8,818,824	$8,512,678
2020	$10,413,885	$10,454,711	$9,912,057
2020	$10,788,386	$10,832,174	$10,346,070
2021	$11,365,926	$11,414,936	$10,941,738
2021	$12,454,388	$12,512,690	$12,041,788
2021	$13,651,369	$13,717,959	$13,012,523
2021	$13,840,324	$13,912,211	$13,118,590
2022	$12,861,099	$12,930,837	$12,505,224
2022	$11,848,665	$11,914,804	$11,757,387
2022	$11,432,377	$11,499,815	$11,322,367
2022	$11,650,686	$11,722,652	$11,696,306
2023	$11,476,414	$11,550,420	$11,456,796
2023	$12,338,473	$12,425,603	$12,105,002
2023	$13,343,033	$13,440,504	$13,118,891
2023	$13,677,853	$13,776,900	$13,376,741
2024	$15,420,077	$15,537,922	$14,980,371
2024	$15,847,516	$15,968,048	$15,517,535
2024	$17,072,349	$17,208,381	$16,696,132
2024	$18,371,753	$18,526,261	$17,959,388
2025	$18,179,263	$18,336,713	$17,775,218
2025	$18,119,869	$18,276,983	$17,752,527
2025	$19,928,426	$20,106,771	$19,458,542

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	16.73%	13.86%	14.83%
FTSE US Choice Index	16.84%	13.97%	14.93%
FTSE USA Index	16.55%	14.44%	14.56%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$24,426
Number of Portfolio Holdings	416
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$376

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	1.0%
Consumer Discretionary	16.4%
Consumer Staples	3.8%
Energy	0.0%
Financials	10.5%
Health Care	9.5%
Industrials	7.6%
Real Estate	2.4%
Technology	45.8%
Telecommunications	2.5%
Utilities	0.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR223

Vanguard Materials Index Fund

ETF Shares (VAW) NYSE Arca

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Materials Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, Vanguard Materials Index Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Newmont (+42%), CRH (+26%), and Corteva (+31%) contributed most to the return of the Fund’s benchmark. They accounted for about 15% of the index at the end of the reporting period and increased the return by 4.5 percentage points.

  Dow (–51%), LyondellBasell Industries (–38%), and International Flavors & Fragrances (–34%) were the biggest detractors.

  The sizable gap between the returns of the broad stock market and those of materials stocks for the reporting period underscores the high risk of sector-focused investments. Such gaps, whether positive or negative for the investment, are common.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	MSCI U.S. Investable Market Materials 25/50 Index	MSCI US Investable Market 2500 Index
2015	$10,000	$10,000	$10,000
2015	$10,495	$10,493	$10,534
2016	$9,592	$9,594	$9,733
2016	$11,002	$11,007	$10,673
2016	$11,583	$11,590	$11,148
2016	$12,163	$12,178	$11,407
2017	$12,869	$12,880	$12,297
2017	$12,980	$12,994	$12,566
2017	$13,559	$13,578	$12,938
2017	$14,744	$14,745	$13,950
2018	$14,768	$14,774	$14,292
2018	$14,632	$14,641	$14,455
2018	$14,903	$14,915	$15,562
2018	$13,487	$13,496	$14,721
2019	$13,814	$13,826	$15,015
2019	$12,969	$12,985	$14,814
2019	$13,900	$13,931	$15,768
2019	$14,901	$14,937	$17,010
2020	$13,055	$13,089	$16,036
2020	$13,678	$13,717	$16,501
2020	$15,584	$15,633	$19,154
2020	$17,668	$17,729	$20,263
2021	$18,692	$18,760	$21,748
2021	$22,385	$22,472	$23,808
2021	$21,973	$22,065	$25,588
2021	$21,736	$21,833	$25,714
2022	$21,814	$21,919	$24,506
2022	$22,381	$22,494	$22,992
2022	$19,873	$19,976	$22,185
2022	$21,757	$21,878	$22,926
2023	$21,939	$22,061	$22,551
2023	$19,998	$20,115	$23,496
2023	$22,275	$22,412	$25,516
2023	$22,120	$22,262	$25,861
2024	$23,783	$23,943	$29,011
2024	$24,943	$25,115	$30,015
2024	$25,634	$25,817	$32,189
2024	$26,445	$26,641	$34,783
2025	$24,610	$24,797	$34,117
2025	$23,974	$24,161	$33,915
2025	$26,291	$26,502	$37,295

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	2.57%	11.03%	10.15%
ETF Shares Market Price	2.68%	11.02%	10.15%
MSCI U.S. Investable Market Materials 25/50 Index	2.65%	11.13%	10.24%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$4,121
Number of Portfolio Holdings	112
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$78

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Chemicals	54.0%
Construction Materials	11.9%
Containers & Packaging	11.7%
Metals & Mining	21.5%
Paper & Forest Products	0.6%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR952

Vanguard Materials Index Fund

Admiral™ Shares (VMIAX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Materials Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, Vanguard Materials Index Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Newmont (+42%), CRH (+26%), and Corteva (+31%) contributed most to the return of the Fund’s benchmark. They accounted for about 15% of the index at the end of the reporting period and increased the return by 4.5 percentage points.

  Dow (–51%), LyondellBasell Industries (–38%), and International Flavors & Fragrances (–34%) were the biggest detractors.

  The sizable gap between the returns of the broad stock market and those of materials stocks for the reporting period underscores the high risk of sector-focused investments. Such gaps, whether positive or negative for the investment, are common.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $100,000

	Admiral Shares	MSCI U.S. Investable Market Materials 25/50 Index	MSCI US Investable Market 2500 Index
2015	$100,000	$100,000	$100,000
2015	$104,914	$104,927	$105,344
2016	$95,912	$95,935	$97,332
2016	$109,989	$110,065	$106,732
2016	$115,801	$115,896	$111,482
2016	$121,607	$121,783	$114,072
2017	$128,662	$128,803	$122,966
2017	$129,761	$129,940	$125,655
2017	$135,554	$135,785	$129,381
2017	$147,391	$147,452	$139,505
2018	$147,625	$147,740	$142,918
2018	$146,272	$146,408	$144,546
2018	$148,992	$149,145	$155,622
2018	$134,813	$134,961	$147,212
2019	$138,064	$138,258	$150,154
2019	$129,629	$129,848	$148,140
2019	$138,943	$139,307	$157,677
2019	$148,950	$149,368	$170,096
2020	$130,506	$130,891	$160,357
2020	$136,737	$137,170	$165,010
2020	$155,807	$156,325	$191,541
2020	$176,666	$177,294	$202,632
2021	$186,911	$187,602	$217,480
2021	$223,847	$224,723	$238,081
2021	$219,752	$220,655	$255,877
2021	$217,384	$218,332	$257,140
2022	$218,168	$219,187	$245,060
2022	$223,851	$224,940	$229,922
2022	$198,746	$199,761	$221,850
2022	$217,620	$218,776	$229,264
2023	$219,397	$220,611	$225,513
2023	$200,003	$201,146	$234,961
2023	$222,794	$224,123	$255,158
2023	$221,243	$222,625	$258,612
2024	$237,893	$239,430	$290,108
2024	$249,499	$251,153	$300,146
2024	$256,406	$258,167	$321,885
2024	$264,533	$266,408	$347,827
2025	$246,168	$247,966	$341,170
2025	$239,809	$241,613	$339,154
2025	$262,993	$265,017	$372,954

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	2.57%	11.04%	10.15%
MSCI U.S. Investable Market Materials 25/50 Index	2.65%	11.13%	10.24%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$4,121
Number of Portfolio Holdings	112
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$78

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Chemicals	54.0%
Construction Materials	11.9%
Containers & Packaging	11.7%
Metals & Mining	21.5%
Paper & Forest Products	0.6%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5481

Vanguard Communication Services Index Fund

ETF Shares (VOX) NYSE Arca

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Communication Services Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Meta Platforms (+42%), Alphabet (+31%), and Netflix (+72%) were the top contributors to the return of the Fund’s benchmark over the 12 months. They accounted for roughly 39% of the index at the end of the reporting period and added 17 percentage points to the return.

  Trade Desk (–48%), Comcast (–11%), and Omnicom (–19%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect its performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Communication Services Spliced Index	MSCI US Investable Market 2500 Index
2015	$10,000	$10,000	$10,000
2015	$10,416	$10,412	$10,534
2016	$10,927	$10,927	$9,733
2016	$11,503	$11,508	$10,673
2016	$11,914	$11,908	$11,148
2016	$11,867	$11,858	$11,407
2017	$12,439	$12,431	$12,297
2017	$12,064	$12,052	$12,566
2017	$12,106	$12,089	$12,938
2017	$11,987	$11,968	$13,950
2018	$11,481	$11,446	$14,292
2018	$10,996	$10,957	$14,455
2018	$11,683	$11,645	$15,562
2018	$10,935	$10,904	$14,721
2019	$11,132	$11,084	$15,015
2019	$11,341	$11,296	$14,814
2019	$11,854	$11,809	$15,768
2019	$12,548	$12,505	$17,010
2020	$12,191	$12,150	$16,036
2020	$12,781	$12,741	$16,501
2020	$14,835	$14,789	$19,154
2020	$15,858	$15,810	$20,263
2021	$17,717	$17,668	$21,748
2021	$19,123	$19,075	$23,808
2021	$20,732	$20,680	$25,588
2021	$18,397	$18,355	$25,714
2022	$16,690	$16,654	$24,506
2022	$14,394	$14,367	$22,992
2022	$13,141	$13,118	$22,185
2022	$12,432	$12,412	$22,926
2023	$12,746	$12,722	$22,551
2023	$14,277	$14,243	$23,496
2023	$15,436	$15,385	$25,516
2023	$15,847	$15,784	$25,861
2024	$18,179	$18,107	$29,011
2024	$19,057	$18,984	$30,015
2024	$19,854	$19,780	$32,189
2024	$22,246	$22,151	$34,783
2025	$23,018	$22,924	$34,117
2025	$22,932	$22,836	$33,915
2025	$25,973	$25,839	$37,295

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	30.82%	11.85%	10.02%
ETF Shares Market Price	30.95%	11.85%	10.02%
Communication Services Spliced Index	30.63%	11.81%	9.96%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$5,853
Number of Portfolio Holdings	124
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$104

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Diversified Telecommunication Services	11.1%
Entertainment	21.6%
Interactive Media & Services	49.8%
Media	13.7%
Other	0.0%
Wireless Telecommunication Services	3.5%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR959

Vanguard Communication Services Index Fund

Admiral™ Shares (VTCAX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Communication Services Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Meta Platforms (+42%), Alphabet (+31%), and Netflix (+72%) were the top contributors to the return of the Fund’s benchmark over the 12 months. They accounted for roughly 39% of the index at the end of the reporting period and added 17 percentage points to the return.

  Trade Desk (–48%), Comcast (–11%), and Omnicom (–19%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect its performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $100,000

	Admiral Shares	Communication Services Spliced Index	MSCI US Investable Market 2500 Index
2015	$100,000	$100,000	$100,000
2015	$104,142	$104,119	$105,344
2016	$109,254	$109,268	$97,332
2016	$115,009	$115,079	$106,732
2016	$119,145	$119,081	$111,482
2016	$118,648	$118,577	$114,072
2017	$124,375	$124,314	$122,966
2017	$120,631	$120,524	$125,655
2017	$121,058	$120,895	$129,381
2017	$119,853	$119,681	$139,505
2018	$114,780	$114,461	$142,918
2018	$109,951	$109,567	$144,546
2018	$116,844	$116,454	$155,622
2018	$109,356	$109,039	$147,212
2019	$111,344	$110,842	$150,154
2019	$113,424	$112,960	$148,140
2019	$118,551	$118,092	$157,677
2019	$125,483	$125,045	$170,096
2020	$121,928	$121,503	$160,357
2020	$127,825	$127,406	$165,010
2020	$148,380	$147,889	$191,541
2020	$158,613	$158,096	$202,632
2021	$177,202	$176,678	$217,480
2021	$191,273	$190,747	$238,081
2021	$207,370	$206,803	$255,877
2021	$184,000	$183,548	$257,140
2022	$166,912	$166,545	$245,060
2022	$143,969	$143,666	$229,922
2022	$131,454	$131,184	$221,850
2022	$124,366	$124,125	$229,264
2023	$127,485	$127,221	$225,513
2023	$142,784	$142,430	$234,961
2023	$154,373	$153,854	$255,158
2023	$158,500	$157,844	$258,612
2024	$181,819	$181,070	$290,108
2024	$190,614	$189,843	$300,146
2024	$198,592	$197,796	$321,885
2024	$222,514	$221,514	$347,827
2025	$230,241	$229,238	$341,170
2025	$229,366	$228,360	$339,154
2025	$259,805	$258,390	$372,954

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	30.82%	11.85%	10.02%
Communication Services Spliced Index	30.63%	11.81%	9.96%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$5,853
Number of Portfolio Holdings	124
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$104

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Diversified Telecommunication Services	11.1%
Entertainment	21.6%
Interactive Media & Services	49.8%
Media	13.7%
Other	0.0%
Wireless Telecommunication Services	3.5%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5488

Vanguard U.S. Growth Fund

Investor Shares (VWUSX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard U.S. Growth Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$39	0.35%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  For the benchmark index, eight of the 11 industry sectors posted gains. Information technology, which was by far the largest sector by market weighting, outperformed the index as a whole. Other index heavyweights, including communication services and consumer discretionary, outperformed the benchmark as well. Health care, real estate, and consumer staples finished in negative territory.

  Compared with its benchmark index, the Fund’s positioning in communication services and consumer staples boosted relative performance the most, more than offsetting an overweight to health care and an underweight to information technology, which both detracted.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	Investor Shares	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,534	$10,622	$10,527
2016	$9,667	$9,878	$9,725
2016	$10,372	$10,650	$10,660
2016	$10,689	$11,054	$11,134
2016	$10,422	$11,070	$11,394
2017	$11,197	$12,066	$12,278
2017	$12,045	$12,809	$12,542
2017	$12,746	$13,355	$12,920
2017	$13,644	$14,480	$13,933
2018	$14,590	$15,217	$14,271
2018	$14,995	$15,502	$14,435
2018	$16,269	$16,992	$15,538
2018	$15,187	$15,724	$14,699
2019	$15,777	$16,224	$14,984
2019	$15,785	$16,338	$14,784
2019	$16,871	$17,718	$15,729
2019	$17,965	$19,028	$16,958
2020	$18,115	$18,675	$15,998
2020	$20,670	$20,627	$16,456
2020	$26,658	$25,574	$19,065
2020	$27,818	$25,953	$20,169
2021	$29,697	$26,940	$21,678
2021	$29,982	$28,862	$23,691
2021	$33,995	$32,869	$25,417
2021	$33,683	$33,921	$25,511
2022	$27,252	$30,321	$24,265
2022	$22,304	$27,058	$22,745
2022	$21,986	$26,605	$21,926
2022	$21,537	$26,581	$22,640
2023	$21,531	$26,276	$22,267
2023	$24,340	$29,641	$23,182
2023	$26,425	$32,441	$25,160
2023	$27,305	$33,537	$25,498
2024	$31,768	$38,344	$28,635
2024	$32,189	$39,601	$29,599
2024	$34,620	$42,418	$31,744
2024	$38,066	$46,295	$34,310
2025	$37,711	$45,916	$33,647
2025	$38,428	$46,580	$33,451
2025	$42,578	$51,995	$36,784

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	22.99%	9.82%	15.59%
Russell 1000 Growth Index	22.58%	15.25%	17.92%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$49,256
Number of Portfolio Holdings	112
Portfolio Turnover Rate	29%
Total Investment Advisory Fees (in thousands)	$57,181

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Communication Services	16.2%
Consumer Discretionary	15.2%
Consumer Staples	1.4%
Financials	7.8%
Health Care	6.3%
Industrials	4.9%
Information Technology	44.1%
Materials	0.2%
Real Estate	1.3%
Utilities	0.4%
Other Assets and Liabilities—Net	2.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR23

Vanguard U.S. Growth Fund

Admiral™ Shares (VWUAX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard U.S. Growth Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$28	0.25%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  For the benchmark index, eight of the 11 industry sectors posted gains. Information technology, which was by far the largest sector by market weighting, outperformed the index as a whole. Other index heavyweights, including communication services and consumer discretionary, outperformed the benchmark as well. Health care, real estate, and consumer staples finished in negative territory.

  Compared with its benchmark index, the Fund’s positioning in communication services and consumer staples boosted relative performance the most, more than offsetting an overweight to health care and an underweight to information technology, which both detracted.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $50,000

	Admiral Shares	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$50,000	$50,000	$50,000
2015	$52,693	$53,111	$52,633
2016	$48,361	$49,389	$48,623
2016	$51,918	$53,252	$53,301
2016	$53,513	$55,271	$55,670
2016	$52,191	$55,349	$56,968
2017	$56,090	$60,329	$61,390
2017	$60,371	$64,045	$62,712
2017	$63,905	$66,776	$64,602
2017	$68,429	$72,400	$69,664
2018	$73,190	$76,083	$71,356
2018	$75,249	$77,510	$72,174
2018	$81,656	$84,958	$77,691
2018	$76,245	$78,619	$73,493
2019	$79,224	$81,121	$74,920
2019	$79,280	$81,690	$73,922
2019	$84,758	$88,588	$78,646
2019	$90,268	$95,138	$84,792
2020	$91,051	$93,376	$79,991
2020	$103,916	$103,136	$82,280
2020	$134,064	$127,869	$95,323
2020	$139,928	$129,767	$100,843
2021	$149,410	$134,700	$108,390
2021	$150,870	$144,312	$118,457
2021	$171,125	$164,343	$127,083
2021	$169,596	$169,607	$127,555
2022	$137,246	$151,604	$121,324
2022	$112,362	$135,290	$113,727
2022	$110,783	$133,026	$109,632
2022	$108,558	$132,905	$113,201
2023	$108,540	$131,380	$111,334
2023	$122,733	$148,206	$115,911
2023	$133,272	$162,206	$125,799
2023	$137,753	$167,684	$127,491
2024	$160,317	$191,722	$143,176
2024	$162,462	$198,006	$147,993
2024	$174,790	$212,090	$158,721
2024	$192,238	$231,476	$171,548
2025	$190,497	$229,582	$168,237
2025	$194,160	$232,898	$167,257
2025	$215,175	$259,974	$183,921

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	23.10%	9.92%	15.71%
Russell 1000 Growth Index	22.58%	15.25%	17.92%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$49,256
Number of Portfolio Holdings	112
Portfolio Turnover Rate	29%
Total Investment Advisory Fees (in thousands)	$57,181

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Communication Services	16.2%
Consumer Discretionary	15.2%
Consumer Staples	1.4%
Financials	7.8%
Health Care	6.3%
Industrials	4.9%
Information Technology	44.1%
Materials	0.2%
Real Estate	1.3%
Utilities	0.4%
Other Assets and Liabilities—Net	2.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR523

Vanguard Utilities Index Fund

ETF Shares (VPU) NYSE Arca

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Utilities Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Constellation Energy (+58%), Vistra (+123%), and Entergy (+50%) were the top contributors to the return of the Fund’s benchmark over the 12 months. They accounted for about 14% of the index’s weighting at the end of the reporting period and added about 7.1 percentage points to the return.

  NextEra Energy (–8%), Edison International (–32%), and PG&E (–22%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect its performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	MSCI U.S. Investable Market Utilities 25/50 Index	MSCI US Investable Market 2500 Index
2015	$10,000	$10,000	$10,000
2015	$10,250	$10,246	$10,534
2016	$11,155	$11,152	$9,733
2016	$12,027	$12,027	$10,673
2016	$12,140	$12,146	$11,148
2016	$11,747	$11,755	$11,407
2017	$13,071	$13,077	$12,297
2017	$13,685	$13,694	$12,566
2017	$14,116	$14,128	$12,938
2017	$14,713	$14,726	$13,950
2018	$12,860	$12,875	$14,292
2018	$13,663	$13,683	$14,455
2018	$14,406	$14,429	$15,562
2018	$15,081	$15,109	$14,721
2019	$15,571	$15,601	$15,015
2019	$16,007	$16,042	$14,814
2019	$17,312	$17,353	$15,768
2019	$17,495	$17,542	$17,010
2020	$17,223	$17,276	$16,036
2020	$16,676	$16,731	$16,501
2020	$16,605	$16,664	$19,154
2020	$17,744	$17,811	$20,263
2021	$16,739	$16,809	$21,748
2021	$18,718	$18,799	$23,808
2021	$19,792	$19,886	$25,588
2021	$19,210	$19,308	$25,714
2022	$19,935	$20,042	$24,506
2022	$21,870	$21,996	$22,992
2022	$22,004	$22,140	$22,185
2022	$21,440	$21,579	$22,926
2023	$19,715	$19,846	$22,551
2023	$19,733	$19,874	$23,496
2023	$19,198	$19,340	$25,516
2023	$19,203	$19,346	$25,861
2024	$19,289	$19,440	$29,011
2024	$22,763	$22,948	$30,015
2024	$24,057	$24,257	$32,189
2024	$26,280	$26,505	$34,783
2025	$25,379	$25,602	$34,117
2025	$26,411	$26,646	$33,915
2025	$27,447	$27,697	$37,295

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	14.09%	10.57%	10.62%
ETF Shares Market Price	14.00%	10.55%	10.62%
MSCI U.S. Investable Market Utilities 25/50 Index	14.18%	10.70%	10.72%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$9,251
Number of Portfolio Holdings	72
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$174

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Electric Utilities	60.5%
Gas Utilities	4.6%
Independent Power and Renewable Electricity Producers	6.9%
Multi-Utilities	24.2%
Water Utilities	3.4%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR960

Vanguard Utilities Index Fund

Admiral™ Shares (VUIAX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Utilities Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Constellation Energy (+58%), Vistra (+123%), and Entergy (+50%) were the top contributors to the return of the Fund’s benchmark over the 12 months. They accounted for about 14% of the index’s weighting at the end of the reporting period and added about 7.1 percentage points to the return.

  NextEra Energy (–8%), Edison International (–32%), and PG&E (–22%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect its performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $100,000

	Admiral Shares	MSCI U.S. Investable Market Utilities 25/50 Index	MSCI US Investable Market 2500 Index
2015	$100,000	$100,000	$100,000
2015	$102,503	$102,461	$105,344
2016	$111,561	$111,521	$97,332
2016	$120,282	$120,274	$106,732
2016	$121,423	$121,457	$111,482
2016	$117,475	$117,546	$114,072
2017	$130,688	$130,770	$122,966
2017	$136,826	$136,941	$125,655
2017	$141,143	$141,282	$129,381
2017	$147,089	$147,264	$139,505
2018	$128,580	$128,748	$142,918
2018	$136,620	$136,828	$144,546
2018	$144,026	$144,288	$155,622
2018	$150,786	$151,092	$147,212
2019	$155,682	$156,010	$150,154
2019	$160,058	$160,421	$148,140
2019	$173,103	$173,528	$157,677
2019	$174,941	$175,416	$170,096
2020	$172,248	$172,758	$160,357
2020	$166,780	$167,306	$165,010
2020	$166,086	$166,644	$191,541
2020	$177,480	$178,114	$202,632
2021	$167,459	$168,087	$217,480
2021	$187,249	$187,995	$238,081
2021	$198,008	$198,859	$255,877
2021	$192,224	$193,080	$257,140
2022	$199,482	$200,424	$245,060
2022	$218,867	$219,960	$229,922
2022	$220,219	$221,401	$221,850
2022	$214,600	$215,790	$229,264
2023	$197,310	$198,458	$225,513
2023	$197,542	$198,739	$234,961
2023	$192,196	$193,397	$255,158
2023	$192,205	$193,463	$258,612
2024	$193,076	$194,397	$290,108
2024	$227,852	$229,477	$300,146
2024	$240,793	$242,573	$321,885
2024	$263,037	$265,051	$347,827
2025	$254,023	$256,019	$341,170
2025	$264,373	$266,457	$339,154
2025	$274,729	$276,973	$372,954

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	14.09%	10.59%	10.63%
MSCI U.S. Investable Market Utilities 25/50 Index	14.18%	10.70%	10.72%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$9,251
Number of Portfolio Holdings	72
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$174

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Electric Utilities	60.5%
Gas Utilities	4.6%
Independent Power and Renewable Electricity Producers	6.9%
Multi-Utilities	24.2%
Water Utilities	3.4%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5489

Vanguard Consumer Discretionary Index Fund

ETF Shares (VCR) NYSE Arca

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Consumer Discretionary Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Tesla (+56%) and Amazon (+28%) contributed the most to the return of the Fund’s benchmark over the 12 months. They accounted for roughly 36% of the index’s weighting at the end of the reporting period and increased the return by 13 percentage points. Booking Holdings (+44%) and Royal Caribbean (+123%) were the next largest contributors.

  Chipotle Mexican Grill (–25%), NIKE (–5%), and Starbucks (–4%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect the performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Consumer Discretionary Spliced Index	MSCI US Investable Market 2500 Index
2015	$10,000	$10,000	$10,000
2015	$10,556	$10,557	$10,534
2016	$9,782	$9,784	$9,733
2016	$10,421	$10,426	$10,673
2016	$10,684	$10,692	$11,148
2016	$10,942	$10,952	$11,407
2017	$11,584	$11,595	$12,297
2017	$12,223	$12,237	$12,566
2017	$12,159	$12,175	$12,938
2017	$13,168	$13,187	$13,950
2018	$14,055	$14,077	$14,292
2018	$14,308	$14,332	$14,455
2018	$15,712	$15,747	$15,562
2018	$14,452	$14,483	$14,721
2019	$14,712	$14,746	$15,015
2019	$14,645	$14,683	$14,814
2019	$15,690	$15,733	$15,768
2019	$16,287	$16,334	$17,010
2020	$15,666	$15,713	$16,036
2020	$16,902	$16,960	$16,501
2020	$21,964	$22,044	$19,154
2020	$23,632	$23,718	$20,263
2021	$25,680	$25,773	$21,748
2021	$27,579	$27,688	$23,808
2021	$29,078	$29,201	$25,588
2021	$31,049	$31,186	$25,714
2022	$27,033	$27,157	$24,506
2022	$23,427	$23,540	$22,992
2022	$23,521	$23,637	$22,185
2022	$22,611	$22,729	$22,926
2023	$22,760	$22,880	$22,551
2023	$23,384	$23,510	$23,496
2023	$26,520	$26,667	$25,516
2023	$26,394	$26,544	$25,861
2024	$29,369	$29,544	$29,011
2024	$28,352	$28,525	$30,015
2024	$29,937	$30,125	$32,189
2024	$35,139	$35,367	$34,783
2025	$33,554	$33,778	$34,117
2025	$33,418	$33,652	$33,915
2025	$36,294	$36,555	$37,295

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	21.23%	10.57%	13.76%
ETF Shares Market Price	21.39%	10.55%	13.75%
Consumer Discretionary Spliced Index	21.34%	10.64%	13.84%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$7,016
Number of Portfolio Holdings	295
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$139

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Automobile Components	2.2%
Automobiles	16.6%
Broadline Retail	25.1%
Distributors	0.8%
Diversified Consumer Services	2.0%
Hotels, Restaurants & Leisure	22.5%
Household Durables	5.3%
Leisure Products	0.9%
Specialty Retail	20.5%
Textiles, Apparel & Luxury Goods	4.0%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR954

Vanguard Consumer Discretionary Index Fund

Admiral™ Shares (VCDAX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Consumer Discretionary Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Tesla (+56%) and Amazon (+28%) contributed the most to the return of the Fund’s benchmark over the 12 months. They accounted for roughly 36% of the index’s weighting at the end of the reporting period and increased the return by 13 percentage points. Booking Holdings (+44%) and Royal Caribbean (+123%) were the next largest contributors.

  Chipotle Mexican Grill (–25%), NIKE (–5%), and Starbucks (–4%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect the performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $100,000

	Admiral Shares	Consumer Discretionary Spliced Index	MSCI US Investable Market 2500 Index
2015	$100,000	$100,000	$100,000
2015	$105,565	$105,572	$105,344
2016	$97,818	$97,840	$97,332
2016	$104,222	$104,259	$106,732
2016	$106,833	$106,922	$111,482
2016	$109,425	$109,517	$114,072
2017	$115,847	$115,951	$122,966
2017	$122,229	$122,370	$125,655
2017	$121,590	$121,746	$129,381
2017	$131,697	$131,866	$139,505
2018	$140,559	$140,766	$142,918
2018	$143,087	$143,325	$144,546
2018	$157,137	$157,468	$155,622
2018	$144,519	$144,831	$147,212
2019	$147,122	$147,457	$150,154
2019	$146,459	$146,828	$148,140
2019	$156,918	$157,333	$157,677
2019	$162,884	$163,336	$170,096
2020	$156,666	$157,133	$160,357
2020	$169,057	$169,603	$165,010
2020	$219,694	$220,440	$191,541
2020	$236,360	$237,184	$202,632
2021	$256,842	$257,732	$217,480
2021	$275,840	$276,883	$238,081
2021	$290,845	$292,008	$255,877
2021	$310,552	$311,856	$257,140
2022	$270,374	$271,567	$245,060
2022	$234,301	$235,405	$229,922
2022	$235,253	$236,372	$221,850
2022	$226,179	$227,292	$229,264
2023	$227,653	$228,800	$225,513
2023	$233,894	$235,105	$234,961
2023	$265,239	$266,666	$255,158
2023	$263,990	$265,438	$258,612
2024	$293,769	$295,436	$290,108
2024	$283,590	$285,245	$300,146
2024	$299,460	$301,250	$321,885
2024	$351,472	$353,674	$347,827
2025	$335,629	$337,782	$341,170
2025	$334,265	$336,521	$339,154
2025	$363,033	$365,549	$372,954

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	21.23%	10.57%	13.76%
Consumer Discretionary Spliced Index	21.34%	10.64%	13.84%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$7,016
Number of Portfolio Holdings	295
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$139

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Automobile Components	2.2%
Automobiles	16.6%
Broadline Retail	25.1%
Distributors	0.8%
Diversified Consumer Services	2.0%
Hotels, Restaurants & Leisure	22.5%
Household Durables	5.3%
Leisure Products	0.9%
Specialty Retail	20.5%
Textiles, Apparel & Luxury Goods	4.0%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5483

Vanguard Consumer Staples Index Fund

ETF Shares (VDC) NYSE Arca

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Consumer Staples Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.09%

How did the Fund perform during the reporting period?

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Walmart (+27%), Philip Morris (+41%), Costco (+6%), and Altria (+35%) contributed the most to the return of the Fund’s benchmark. They accounted for nearly 34% of the index at the end of the reporting period and increased the return by 6.9 percentage points.

  Target (–35%), Procter & Gamble (–6%), and Colgate-Palmolive (–19%) were the biggest detractors.

  The sizable gap between the returns of the broad stock market and those of consumer staples stocks for the reporting period underscores the high risk of sector-focused investments. Such gaps, whether positive or negative for the investment, are common.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	MSCI U.S. Investable Market Consumer Staples 25/50 Index	MSCI US Investable Market 2500 Index
2015	$10,000	$10,000	$10,000
2015	$10,469	$10,466	$10,534
2016	$10,752	$10,751	$9,733
2016	$11,253	$11,256	$10,673
2016	$11,736	$11,742	$11,148
2016	$11,027	$11,033	$11,407
2017	$12,049	$12,058	$12,297
2017	$12,424	$12,437	$12,566
2017	$12,068	$12,083	$12,938
2017	$12,479	$12,498	$13,950
2018	$11,994	$12,013	$14,292
2018	$11,346	$11,366	$14,455
2018	$12,382	$12,406	$15,562
2018	$12,907	$12,936	$14,721
2019	$12,637	$12,668	$15,015
2019	$12,836	$12,871	$14,814
2019	$14,020	$14,062	$15,768
2019	$14,420	$14,466	$17,010
2020	$13,533	$13,579	$16,036
2020	$13,939	$13,992	$16,501
2020	$15,564	$15,626	$19,154
2020	$16,089	$16,158	$20,263
2021	$15,628	$15,700	$21,748
2021	$17,525	$17,610	$23,808
2021	$17,900	$17,993	$25,588
2021	$17,558	$17,654	$25,714
2022	$18,712	$18,820	$24,506
2022	$18,576	$18,685	$22,992
2022	$18,406	$18,519	$22,185
2022	$19,604	$19,729	$22,926
2023	$18,512	$18,629	$22,551
2023	$18,843	$18,964	$23,496
2023	$19,262	$19,388	$25,516
2023	$18,789	$18,916	$25,861
2024	$20,159	$20,299	$29,011
2024	$21,015	$21,163	$30,015
2024	$22,381	$22,542	$32,189
2024	$23,142	$23,313	$34,783
2025	$23,385	$23,563	$34,117
2025	$23,489	$23,673	$33,915
2025	$23,049	$23,225	$37,295

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	2.99%	8.17%	8.71%
ETF Shares Market Price	3.05%	8.15%	8.71%
MSCI U.S. Investable Market Consumer Staples 25/50 Index	3.03%	8.25%	8.79%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$8,817
Number of Portfolio Holdings	112
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$178

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Beverages	18.6%
Consumer Staples Distribution & Retail	36.6%
Food Products	14.9%
Household Products	16.9%
Personal Care Products	3.6%
Tobacco	8.7%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR955

Vanguard Consumer Staples Index Fund

Admiral™ Shares (VCSAX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Consumer Staples Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Walmart (+27%), Philip Morris (+41%), Costco (+6%), and Altria (+35%) contributed the most to the return of the Fund’s benchmark. They accounted for nearly 34% of the index at the end of the reporting period and increased the return by 6.9 percentage points.

  Target (–35%), Procter & Gamble (–6%), and Colgate-Palmolive (–19%) were the biggest detractors.

  The sizable gap between the returns of the broad stock market and those of consumer staples stocks for the reporting period underscores the high risk of sector-focused investments. Such gaps, whether positive or negative for the investment, are common.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $100,000

	Admiral Shares	MSCI U.S. Investable Market Consumer Staples 25/50 Index	MSCI US Investable Market 2500 Index
2015	$100,000	$100,000	$100,000
2015	$104,691	$104,657	$105,344
2016	$107,521	$107,508	$97,332
2016	$112,545	$112,556	$106,732
2016	$117,372	$117,420	$111,482
2016	$110,269	$110,332	$114,072
2017	$120,488	$120,583	$122,966
2017	$124,234	$124,366	$125,655
2017	$120,674	$120,826	$129,381
2017	$124,782	$124,977	$139,505
2018	$119,926	$120,134	$142,918
2018	$113,450	$113,665	$144,546
2018	$123,803	$124,065	$155,622
2018	$129,055	$129,356	$147,212
2019	$126,361	$126,680	$150,154
2019	$128,360	$128,713	$148,140
2019	$140,198	$140,623	$157,677
2019	$144,199	$144,665	$170,096
2020	$135,326	$135,794	$160,357
2020	$139,409	$139,916	$165,010
2020	$155,660	$156,264	$191,541
2020	$160,910	$161,582	$202,632
2021	$156,312	$156,996	$217,480
2021	$175,297	$176,103	$238,081
2021	$179,071	$179,933	$255,877
2021	$175,643	$176,539	$257,140
2022	$187,195	$188,196	$245,060
2022	$185,838	$186,849	$229,922
2022	$184,175	$185,189	$221,850
2022	$196,163	$197,285	$229,264
2023	$185,222	$186,294	$225,513
2023	$188,541	$189,640	$234,961
2023	$192,745	$193,878	$255,158
2023	$188,009	$189,164	$258,612
2024	$201,730	$202,994	$290,108
2024	$210,295	$211,633	$300,146
2024	$223,952	$225,424	$321,885
2024	$231,582	$233,127	$347,827
2025	$234,000	$235,628	$341,170
2025	$235,057	$236,731	$339,154
2025	$230,639	$232,251	$372,954

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	2.99%	8.18%	8.72%
MSCI U.S. Investable Market Consumer Staples 25/50 Index	3.03%	8.25%	8.79%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$8,817
Number of Portfolio Holdings	112
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$178

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Beverages	18.6%
Consumer Staples Distribution & Retail	36.6%
Food Products	14.9%
Household Products	16.9%
Personal Care Products	3.6%
Tobacco	8.7%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5484

Vanguard Energy Index Fund

ETF Shares (VDE) NYSE Arca

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Energy Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Chevron (+13%), Williams Companies (+31%), and Cheniere Energy (+32%) were the top contributors to the return of the Fund’s benchmark. They accounted for about 22% of the index at the end of the reporting period and increased the return by 3.4 percentage points.

  ConocoPhillips (–10%), Schlumbeger Limited (–14%), and ONEOK (–13%) were the biggest detractors.

  The sizable gap between the returns of the broad stock market and those of energy stocks for the reporting period underscores the high risk of sector-focused investments. Such gaps, whether positive or negative for the investment, are common.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	MSCI U.S. Investable Market Energy 25/50 Index	MSCI US Investable Market 2500 Index
2015	$10,000	$10,000	$10,000
2015	$10,265	$10,262	$10,534
2016	$8,591	$8,586	$9,733
2016	$10,303	$10,348	$10,673
2016	$10,582	$10,631	$11,148
2016	$11,573	$11,628	$11,407
2017	$11,083	$11,135	$12,297
2017	$10,162	$10,212	$12,566
2017	$9,783	$9,834	$12,938
2017	$10,925	$10,984	$13,950
2018	$10,596	$10,655	$14,292
2018	$12,274	$12,346	$14,455
2018	$12,138	$12,212	$15,562
2018	$10,636	$10,708	$14,721
2019	$10,500	$10,574	$15,015
2019	$9,477	$9,546	$14,814
2019	$9,183	$9,252	$15,768
2019	$9,387	$9,458	$17,010
2020	$7,551	$7,610	$16,036
2020	$6,437	$6,491	$16,501
2020	$6,072	$6,120	$19,154
2020	$6,398	$6,449	$20,263
2021	$8,650	$8,721	$21,748
2021	$9,542	$9,623	$23,808
2021	$8,991	$9,073	$25,588
2021	$10,244	$10,339	$25,714
2022	$13,291	$13,418	$24,506
2022	$16,550	$16,711	$22,992
2022	$15,650	$15,801	$22,185
2022	$17,831	$18,020	$22,926
2023	$16,473	$16,651	$22,551
2023	$15,092	$15,261	$23,496
2023	$17,920	$18,127	$25,516
2023	$17,157	$17,360	$25,861
2024	$17,544	$17,757	$29,011
2024	$19,211	$19,450	$30,015
2024	$18,883	$19,120	$32,189
2024	$20,056	$20,314	$34,783
2025	$19,077	$19,326	$34,117
2025	$17,348	$17,579	$33,915
2025	$19,415	$19,678	$37,295

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	2.82%	26.17%	6.86%
ETF Shares Market Price	2.79%	26.15%	6.86%
MSCI U.S. Investable Market Energy 25/50 Index	2.92%	26.31%	7.00%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$9,004
Number of Portfolio Holdings	116
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$184

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Coal & Consumable Fuels	0.9%
Integrated Oil & Gas	40.4%
Oil & Gas Drilling	0.9%
Oil & Gas Equipment & Services	9.3%
Oil & Gas Exploration & Production	22.7%
Oil & Gas Refining & Marketing	9.6%
Oil & Gas Storage & Transportation	15.5%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR951

Vanguard Energy Index Fund

Admiral™ Shares (VENAX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Energy Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Chevron (+13%), Williams Companies (+31%), and Cheniere Energy (+32%) were the top contributors to the return of the Fund’s benchmark. They accounted for about 22% of the index at the end of the reporting period and increased the return by 3.4 percentage points.

  ConocoPhillips (–10%), Schlumbeger Limited (–14%), and ONEOK (–13%) were the biggest detractors.

  The sizable gap between the returns of the broad stock market and those of energy stocks for the reporting period underscores the high risk of sector-focused investments. Such gaps, whether positive or negative for the investment, are common.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $100,000

	Admiral Shares	MSCI U.S. Investable Market Energy 25/50 Index	MSCI US Investable Market 2500 Index
2015	$100,000	$100,000	$100,000
2015	$102,604	$102,615	$105,344
2016	$85,907	$85,863	$97,332
2016	$103,031	$103,476	$106,732
2016	$105,830	$106,311	$111,482
2016	$115,726	$116,279	$114,072
2017	$110,804	$111,350	$122,966
2017	$101,595	$102,117	$125,655
2017	$97,827	$98,338	$129,381
2017	$109,242	$109,841	$139,505
2018	$105,958	$106,551	$142,918
2018	$122,729	$123,459	$144,546
2018	$121,368	$122,121	$155,622
2018	$106,366	$107,083	$147,212
2019	$105,004	$105,737	$150,154
2019	$94,777	$95,464	$148,140
2019	$91,837	$92,524	$157,677
2019	$93,862	$94,582	$170,096
2020	$75,517	$76,097	$160,357
2020	$64,434	$64,908	$165,010
2020	$60,781	$61,195	$191,541
2020	$64,057	$64,486	$202,632
2021	$86,595	$87,205	$217,480
2021	$95,536	$96,229	$238,081
2021	$90,062	$90,735	$255,877
2021	$102,580	$103,391	$257,140
2022	$133,131	$134,179	$245,060
2022	$165,769	$167,115	$229,922
2022	$156,684	$158,009	$221,850
2022	$178,630	$180,204	$229,264
2023	$165,022	$166,511	$225,513
2023	$151,197	$152,613	$234,961
2023	$179,531	$181,270	$255,158
2023	$171,907	$173,597	$258,612
2024	$175,798	$177,575	$290,108
2024	$192,507	$194,497	$300,146
2024	$189,209	$191,196	$321,885
2024	$200,981	$203,136	$347,827
2025	$191,141	$193,263	$341,170
2025	$173,811	$175,789	$339,154
2025	$194,524	$196,781	$372,954

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	2.81%	26.19%	6.88%
MSCI U.S. Investable Market Energy 25/50 Index	2.92%	26.31%	7.00%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$9,004
Number of Portfolio Holdings	116
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$184

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Coal & Consumable Fuels	0.9%
Integrated Oil & Gas	40.4%
Oil & Gas Drilling	0.9%
Oil & Gas Equipment & Services	9.3%
Oil & Gas Exploration & Production	22.7%
Oil & Gas Refining & Marketing	9.6%
Oil & Gas Storage & Transportation	15.5%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5480

Vanguard Financials Index Fund

ETF Shares (VFH) NYSE Arca

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Financials Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  JPMorgan Chase (+37%), Visa (+28%), and Mastercard (+24%) were the top contributors to the return of the Fund’s benchmark. They accounted for 22% of the index at the end of the reporting period and added 6.1 percentage points to the return.

  Fiserv (–21%), Marsh & McLennan (–8%), and Global Payments (–19%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect its performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	MSCI U.S. Investable Market Financials 25/50 Index	MSCI US Investable Market 2500 Index
2015	$10,000	$10,000	$10,000
2015	$10,559	$10,563	$10,534
2016	$9,189	$9,193	$9,733
2016	$10,415	$10,423	$10,673
2016	$10,893	$10,904	$11,148
2016	$12,336	$12,353	$11,407
2017	$13,495	$13,516	$12,297
2017	$12,842	$12,864	$12,566
2017	$13,579	$13,606	$12,938
2017	$15,198	$15,233	$13,950
2018	$15,861	$15,900	$14,292
2018	$15,266	$15,307	$14,455
2018	$15,907	$15,954	$15,562
2018	$15,068	$15,116	$14,721
2019	$15,051	$15,100	$15,015
2019	$14,729	$14,782	$14,814
2019	$15,295	$15,351	$15,768
2019	$17,131	$17,199	$17,010
2020	$15,220	$15,282	$16,036
2020	$13,283	$13,348	$16,501
2020	$14,265	$14,335	$19,154
2020	$16,090	$16,169	$20,263
2021	$18,928	$19,027	$21,748
2021	$22,170	$22,292	$23,808
2021	$22,576	$22,708	$25,588
2021	$22,606	$22,744	$25,714
2022	$22,813	$22,957	$24,506
2022	$21,014	$21,153	$22,992
2022	$19,771	$19,904	$22,185
2022	$21,674	$21,818	$22,926
2023	$21,537	$21,682	$22,551
2023	$18,947	$19,077	$23,496
2023	$20,813	$20,964	$25,516
2023	$21,811	$21,973	$25,861
2024	$24,744	$24,935	$29,011
2024	$25,582	$25,786	$30,015
2024	$28,200	$28,431	$32,189
2024	$32,237	$32,512	$34,783
2025	$32,448	$32,729	$34,117
2025	$31,753	$32,032	$33,915
2025	$34,213	$34,522	$37,295

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	21.32%	19.12%	13.09%
ETF Shares Market Price	21.29%	19.12%	13.09%
MSCI U.S. Investable Market Financials 25/50 Index	21.42%	19.22%	13.19%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$14,306
Number of Portfolio Holdings	417
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$269

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Banks	28.0%
Capital Markets	25.2%
Consumer Finance	5.1%
Financial Services	23.7%
Insurance	14.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Other Assets and Liabilities—Net	2.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR957

Vanguard Financials Index Fund

Admiral™ Shares (VFAIX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Financials Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  JPMorgan Chase (+37%), Visa (+28%), and Mastercard (+24%) were the top contributors to the return of the Fund’s benchmark. They accounted for 22% of the index at the end of the reporting period and added 6.1 percentage points to the return.

  Fiserv (–21%), Marsh & McLennan (–8%), and Global Payments (–19%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect its performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $100,000

	Admiral Shares	MSCI U.S. Investable Market Financials 25/50 Index	MSCI US Investable Market 2500 Index
2015	$100,000	$100,000	$100,000
2015	$105,589	$105,630	$105,344
2016	$91,890	$91,934	$97,332
2016	$104,137	$104,230	$106,732
2016	$108,957	$109,045	$111,482
2016	$123,376	$123,532	$114,072
2017	$134,943	$135,161	$122,966
2017	$128,430	$128,636	$125,655
2017	$135,784	$136,059	$129,381
2017	$151,998	$152,327	$139,505
2018	$158,613	$158,995	$142,918
2018	$152,672	$153,068	$144,546
2018	$159,080	$159,542	$155,622
2018	$150,681	$151,155	$147,212
2019	$150,504	$151,002	$150,154
2019	$147,316	$147,818	$148,140
2019	$152,930	$153,512	$157,677
2019	$171,314	$171,989	$170,096
2020	$152,207	$152,824	$160,357
2020	$132,872	$133,478	$165,010
2020	$142,686	$143,351	$191,541
2020	$160,958	$161,688	$202,632
2021	$189,382	$190,269	$217,480
2021	$221,780	$222,919	$238,081
2021	$225,907	$227,084	$255,877
2021	$226,165	$227,439	$257,140
2022	$228,236	$229,569	$245,060
2022	$210,293	$211,531	$229,922
2022	$197,833	$199,041	$221,850
2022	$216,912	$218,179	$229,264
2023	$215,513	$216,816	$225,513
2023	$189,593	$190,769	$234,961
2023	$208,263	$209,638	$255,158
2023	$218,287	$219,733	$258,612
2024	$247,644	$249,348	$290,108
2024	$256,016	$257,861	$300,146
2024	$282,200	$284,313	$321,885
2024	$322,645	$325,120	$347,827
2025	$324,728	$327,293	$341,170
2025	$317,789	$320,325	$339,154
2025	$342,438	$345,221	$372,954

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	21.35%	19.14%	13.10%
MSCI U.S. Investable Market Financials 25/50 Index	21.42%	19.22%	13.19%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$14,306
Number of Portfolio Holdings	417
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$269

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Banks	28.0%
Capital Markets	25.2%
Consumer Finance	5.1%
Financial Services	23.7%
Insurance	14.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Other Assets and Liabilities—Net	2.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5486

Vanguard Health Care Index Fund

ETF Shares (VHT) NYSE Arca

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Health Care Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  UnitedHealth Group (–47%), Eli Lilly (–23%), and Merck (–27%) detracted the most from the return of the Fund’s benchmark. They accounted for about 19% of the index at the end of the reporting period and decreased the return by 8.7 percentage points.

  Johnson & Johnson (+10%), Gilead Sciences (+48%), and AbbVie (+11%) were the top contributors.

  The sizable gap between the total returns of the broad stock market and health care stocks over the reporting period highlights the high risk of sector-focused investments. Such gaps, both positive and negative, are common.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	MSCI U.S. Investable Market Health Care 25/50 Index	MSCI US Investable Market 2500 Index
2015	$10,000	$10,000	$10,000
2015	$10,040	$10,037	$10,534
2016	$9,171	$9,168	$9,733
2016	$9,984	$9,984	$10,673
2016	$10,261	$10,262	$11,148
2016	$9,783	$9,786	$11,407
2017	$10,752	$10,757	$12,297
2017	$10,964	$10,971	$12,566
2017	$11,807	$11,817	$12,938
2017	$12,196	$12,209	$13,950
2018	$12,407	$12,422	$14,292
2018	$12,403	$12,419	$14,455
2018	$14,020	$14,041	$15,562
2018	$14,097	$14,120	$14,721
2019	$13,785	$13,811	$15,015
2019	$13,112	$13,136	$14,814
2019	$13,709	$13,738	$15,768
2019	$15,106	$15,138	$17,010
2020	$14,265	$14,298	$16,036
2020	$16,038	$16,074	$16,501
2020	$17,007	$17,048	$19,154
2020	$17,717	$17,763	$20,263
2021	$18,543	$18,595	$21,748
2021	$19,838	$19,899	$23,808
2021	$21,767	$21,839	$25,588
2021	$20,667	$20,740	$25,714
2022	$20,301	$20,378	$24,506
2022	$20,231	$20,311	$22,992
2022	$19,459	$19,541	$22,185
2022	$21,451	$21,549	$22,926
2023	$19,894	$19,985	$22,551
2023	$20,032	$20,129	$23,496
2023	$20,834	$20,940	$25,516
2023	$20,419	$20,527	$25,861
2024	$22,814	$22,939	$29,011
2024	$22,578	$22,709	$30,015
2024	$24,907	$25,057	$32,189
2024	$23,608	$23,756	$34,783
2025	$23,696	$23,851	$34,117
2025	$21,317	$21,462	$33,915
2025	$22,383	$22,540	$37,295

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	-10.13%	5.65%	8.39%
ETF Shares Market Price	-10.10%	5.64%	8.39%
MSCI U.S. Investable Market Health Care 25/50 Index	-10.05%	5.74%	8.47%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$17,558
Number of Portfolio Holdings	408
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$388

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Biotechnology	20.2%
Health Care Equipment & Supplies	22.5%
Health Care Providers & Services	17.3%
Health Care Technology	1.1%
Life Sciences Tools & Services	9.4%
Pharmaceuticals	25.9%
Other Assets and Liabilities—Net	3.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR956

Vanguard Health Care Index Fund

Admiral™ Shares (VHCIX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Health Care Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  UnitedHealth Group (–47%), Eli Lilly (–23%), and Merck (–27%) detracted the most from the return of the Fund’s benchmark. They accounted for about 19% of the index at the end of the reporting period and decreased the return by 8.7 percentage points.

  Johnson & Johnson (+10%), Gilead Sciences (+48%), and AbbVie (+11%) were the top contributors.

  The sizable gap between the total returns of the broad stock market and health care stocks over the reporting period highlights the high risk of sector-focused investments. Such gaps, both positive and negative, are common.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $100,000

	Admiral Shares	MSCI U.S. Investable Market Health Care 25/50 Index	MSCI US Investable Market 2500 Index
2015	$100,000	$100,000	$100,000
2015	$100,393	$100,369	$105,344
2016	$91,701	$91,682	$97,332
2016	$99,840	$99,836	$106,732
2016	$102,606	$102,621	$111,482
2016	$97,830	$97,862	$114,072
2017	$107,522	$107,574	$122,966
2017	$109,643	$109,706	$125,655
2017	$118,072	$118,172	$129,381
2017	$121,969	$122,092	$139,505
2018	$124,065	$124,224	$142,918
2018	$124,018	$124,192	$144,546
2018	$140,198	$140,407	$155,622
2018	$140,968	$141,200	$147,212
2019	$137,850	$138,111	$150,154
2019	$131,112	$131,364	$148,140
2019	$137,104	$137,376	$157,677
2019	$151,054	$151,379	$170,096
2020	$142,650	$142,980	$160,357
2020	$160,406	$160,745	$165,010
2020	$170,090	$170,478	$191,541
2020	$177,201	$177,631	$202,632
2021	$185,467	$185,948	$217,480
2021	$198,430	$198,994	$238,081
2021	$217,725	$218,394	$255,877
2021	$206,738	$207,405	$257,140
2022	$203,078	$203,777	$245,060
2022	$202,377	$203,113	$229,922
2022	$194,660	$195,413	$221,850
2022	$214,620	$215,486	$229,264
2023	$199,039	$199,854	$225,513
2023	$200,406	$201,285	$234,961
2023	$208,449	$209,395	$255,158
2023	$204,297	$205,273	$258,612
2024	$228,262	$229,394	$290,108
2024	$225,914	$227,087	$300,146
2024	$249,210	$250,572	$321,885
2024	$236,201	$237,562	$347,827
2025	$237,095	$238,510	$341,170
2025	$213,297	$214,617	$339,154
2025	$223,956	$225,395	$372,954

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	-10.13%	5.66%	8.40%
MSCI U.S. Investable Market Health Care 25/50 Index	-10.05%	5.74%	8.47%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$17,558
Number of Portfolio Holdings	408
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$388

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Biotechnology	20.2%
Health Care Equipment & Supplies	22.5%
Health Care Providers & Services	17.3%
Health Care Technology	1.1%
Life Sciences Tools & Services	9.4%
Pharmaceuticals	25.9%
Other Assets and Liabilities—Net	3.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5485

Vanguard Industrials Index Fund

ETF Shares (VIS) NYSE Arca

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Industrials Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, Vanguard Industrials Index Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  GE Vernova (+206%), GE Aerospace (+59%), and Boeing (+35%) contributed most to the return of the Fund’s benchmark. They accounted for about 10% of the index at the end of the reporting period and increased the return by 5.5 percentage points.

  United Parcel Service (–28%), Union Pacific (–11%), and Lockheed Martin (–18%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect the performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	MSCI U.S. Investable Market Industrials 25/50 Index	MSCI US Investable Market 2500 Index
2015	$10,000	$10,000	$10,000
2015	$10,683	$10,680	$10,534
2016	$10,095	$10,094	$9,733
2016	$10,981	$10,983	$10,673
2016	$11,578	$11,581	$11,148
2016	$12,407	$12,410	$11,407
2017	$13,107	$13,112	$12,297
2017	$13,366	$13,374	$12,566
2017	$13,610	$13,617	$12,938
2017	$14,902	$14,918	$13,950
2018	$15,198	$15,218	$14,292
2018	$14,973	$14,997	$14,455
2018	$15,707	$15,735	$15,562
2018	$14,682	$14,710	$14,721
2019	$15,450	$15,484	$15,015
2019	$14,743	$14,779	$14,814
2019	$15,592	$15,634	$15,768
2019	$16,976	$17,027	$17,010
2020	$15,326	$15,376	$16,036
2020	$14,197	$14,251	$16,501
2020	$16,364	$16,431	$19,154
2020	$18,681	$18,761	$20,263
2021	$19,782	$19,873	$21,748
2021	$22,602	$22,711	$23,808
2021	$22,486	$22,600	$25,588
2021	$22,015	$22,132	$25,714
2022	$21,510	$21,630	$24,506
2022	$20,247	$20,365	$22,992
2022	$20,097	$20,218	$22,185
2022	$21,907	$22,047	$22,926
2023	$22,130	$22,272	$22,551
2023	$21,322	$21,463	$23,496
2023	$24,114	$24,279	$25,516
2023	$23,913	$24,082	$25,861
2024	$27,364	$27,566	$29,011
2024	$28,105	$28,316	$30,015
2024	$29,777	$30,008	$32,189
2024	$32,962	$33,222	$34,783
2025	$30,783	$31,032	$34,117
2025	$32,088	$32,354	$33,915
2025	$34,741	$35,035	$37,295

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	16.67%	16.25%	13.26%
ETF Shares Market Price	16.66%	16.23%	13.26%
MSCI U.S. Investable Market Industrials 25/50 Index	16.75%	16.35%	13.36%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$6,644
Number of Portfolio Holdings	390
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$126

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Aerospace & Defense	22.3%
Air Freight & Logistics	2.6%
Building Products	6.6%
Commercial Services & Supplies	7.1%
Construction & Engineering	3.7%
Electrical Equipment	10.4%
Ground Transportation	9.0%
Industrial Conglomerates	3.7%
Machinery	18.2%
Marine Transportation	0.1%
Passenger Airlines	2.0%
Professional Services	8.3%
Trading Companies & Distributors	5.5%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR953

Vanguard Industrials Index Fund

Admiral™ Shares (VINAX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Industrials Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, Vanguard Industrials Index Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  GE Vernova (+206%), GE Aerospace (+59%), and Boeing (+35%) contributed most to the return of the Fund’s benchmark. They accounted for about 10% of the index at the end of the reporting period and increased the return by 5.5 percentage points.

  United Parcel Service (–28%), Union Pacific (–11%), and Lockheed Martin (–18%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect the performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $100,000

	Admiral Shares	MSCI U.S. Investable Market Industrials 25/50 Index	MSCI US Investable Market 2500 Index
2015	$100,000	$100,000	$100,000
2015	$106,818	$106,798	$105,344
2016	$100,952	$100,942	$97,332
2016	$109,800	$109,827	$106,732
2016	$115,771	$115,810	$111,482
2016	$124,054	$124,104	$114,072
2017	$131,043	$131,125	$122,966
2017	$133,654	$133,742	$125,655
2017	$136,088	$136,174	$129,381
2017	$149,008	$149,179	$139,505
2018	$151,969	$152,176	$142,918
2018	$149,726	$149,968	$144,546
2018	$157,058	$157,352	$155,622
2018	$146,798	$147,099	$147,212
2019	$154,473	$154,843	$150,154
2019	$147,411	$147,789	$148,140
2019	$155,885	$156,336	$157,677
2019	$169,743	$170,270	$170,096
2020	$153,243	$153,758	$160,357
2020	$141,981	$142,513	$165,010
2020	$163,655	$164,308	$191,541
2020	$186,841	$187,612	$202,632
2021	$197,870	$198,727	$217,480
2021	$226,064	$227,114	$238,081
2021	$224,912	$226,000	$255,877
2021	$220,196	$221,321	$257,140
2022	$215,165	$216,298	$245,060
2022	$202,515	$203,647	$229,922
2022	$201,025	$202,183	$221,850
2022	$219,164	$220,466	$229,264
2023	$221,364	$222,718	$225,513
2023	$213,265	$214,634	$234,961
2023	$241,214	$242,793	$255,158
2023	$239,203	$240,820	$258,612
2024	$273,756	$275,663	$290,108
2024	$281,152	$283,162	$300,146
2024	$297,876	$300,078	$321,885
2024	$329,747	$332,223	$347,827
2025	$307,954	$310,320	$341,170
2025	$320,999	$323,540	$339,154
2025	$347,521	$350,349	$372,954

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	16.67%	16.25%	13.27%
MSCI U.S. Investable Market Industrials 25/50 Index	16.75%	16.35%	13.36%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$6,644
Number of Portfolio Holdings	390
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$126

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Aerospace & Defense	22.3%
Air Freight & Logistics	2.6%
Building Products	6.6%
Commercial Services & Supplies	7.1%
Construction & Engineering	3.7%
Electrical Equipment	10.4%
Ground Transportation	9.0%
Industrial Conglomerates	3.7%
Machinery	18.2%
Marine Transportation	0.1%
Passenger Airlines	2.0%
Professional Services	8.3%
Trading Companies & Distributors	5.5%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5482

Vanguard Information Technology Index Fund

ETF Shares (VGT) NYSE Arca

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Information Technology Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, Vanguard Information Technology Index Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  NVIDIA (+46%), Microsoft (+22%), and Broadcom (+85%) were the top contributors to the return of the Fund’s benchmark. They accounted for about 35% of the index at the end of the reporting period and added about 14.6 percentage points to the return.

  Apple (+2%), Adobe (–38%), and Accenture (–23%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect its performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Information Technology Spliced Index	MSCI US Investable Market 2500 Index
2015	$10,000	$10,000	$10,000
2015	$11,015	$11,017	$10,534
2016	$10,002	$10,006	$9,733
2016	$10,939	$10,946	$10,673
2016	$11,748	$11,759	$11,148
2016	$12,032	$12,046	$11,407
2017	$13,354	$13,373	$12,297
2017	$14,589	$14,614	$12,566
2017	$15,264	$15,293	$12,938
2017	$16,718	$16,754	$13,950
2018	$17,998	$18,039	$14,292
2018	$18,606	$18,653	$14,455
2018	$20,687	$20,746	$15,562
2018	$18,708	$18,765	$14,721
2019	$19,848	$19,911	$15,015
2019	$20,041	$20,110	$14,814
2019	$22,072	$22,157	$15,768
2019	$24,491	$24,592	$17,010
2020	$24,492	$24,599	$16,036
2020	$27,236	$27,374	$16,501
2020	$34,371	$34,561	$19,154
2020	$35,125	$35,331	$20,263
2021	$37,466	$37,697	$21,748
2021	$39,167	$39,420	$23,808
2021	$44,957	$45,255	$25,588
2021	$47,242	$47,566	$25,714
2022	$42,750	$43,061	$24,506
2022	$38,272	$38,568	$22,992
2022	$37,090	$37,388	$22,185
2022	$37,062	$37,370	$22,926
2023	$37,586	$37,902	$22,551
2023	$44,581	$44,968	$23,496
2023	$47,650	$48,075	$25,516
2023	$49,593	$49,988	$25,861
2024	$55,735	$56,191	$29,011
2024	$57,539	$58,023	$30,015
2024	$61,936	$62,472	$32,189
2024	$67,276	$67,876	$34,783
2025	$64,733	$65,320	$34,117
2025	$65,760	$66,372	$33,915
2025	$75,575	$76,301	$37,295

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	22.02%	17.07%	22.42%
ETF Shares Market Price	22.07%	17.06%	22.42%
Information Technology Spliced Index	22.14%	17.16%	22.53%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$117,049
Number of Portfolio Holdings	321
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$2,044

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Communications Equipment	3.8%
Electronic Equipment, Instruments & Components	5.6%
IT Services	5.2%
Other	0.0%
Semiconductors & Semiconductor Equipment	34.2%
Software	35.8%
Technology Hardware, Storage & Peripherals	15.3%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR958

Vanguard Information Technology Index Fund

Admiral™ Shares (VITAX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Information Technology Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, Vanguard Information Technology Index Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  NVIDIA (+46%), Microsoft (+22%), and Broadcom (+85%) were the top contributors to the return of the Fund’s benchmark. They accounted for about 35% of the index at the end of the reporting period and added about 14.6 percentage points to the return.

  Apple (+2%), Adobe (–38%), and Accenture (–23%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect its performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $100,000

	Admiral Shares	Information Technology Spliced Index	MSCI US Investable Market 2500 Index
2015	$100,000	$100,000	$100,000
2015	$110,147	$110,175	$105,344
2016	$100,036	$100,063	$97,332
2016	$109,401	$109,463	$106,732
2016	$117,488	$117,590	$111,482
2016	$120,329	$120,464	$114,072
2017	$133,557	$133,726	$122,966
2017	$145,912	$146,139	$125,655
2017	$152,660	$152,929	$129,381
2017	$167,211	$167,539	$139,505
2018	$180,008	$180,393	$142,918
2018	$186,086	$186,530	$144,546
2018	$206,913	$207,460	$155,622
2018	$187,116	$187,647	$147,212
2019	$198,506	$199,108	$150,154
2019	$200,452	$201,102	$148,140
2019	$220,769	$221,566	$157,677
2019	$244,979	$245,915	$170,096
2020	$244,978	$245,994	$160,357
2020	$272,501	$273,744	$165,010
2020	$343,909	$345,608	$191,541
2020	$351,437	$353,312	$202,632
2021	$374,866	$376,974	$217,480
2021	$391,915	$394,202	$238,081
2021	$449,852	$452,550	$255,877
2021	$472,702	$475,659	$257,140
2022	$427,741	$430,610	$245,060
2022	$382,943	$385,682	$229,922
2022	$371,126	$373,878	$221,850
2022	$370,855	$373,695	$229,264
2023	$376,052	$379,025	$225,513
2023	$446,056	$449,684	$234,961
2023	$476,771	$480,748	$255,158
2023	$496,216	$499,884	$258,612
2024	$557,676	$561,911	$290,108
2024	$575,731	$580,228	$300,146
2024	$619,708	$624,719	$321,885
2024	$673,151	$678,758	$347,827
2025	$647,702	$653,202	$341,170
2025	$657,985	$663,724	$339,154
2025	$756,186	$763,006	$372,954

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	22.02%	17.07%	22.42%
Information Technology Spliced Index	22.14%	17.16%	22.53%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$117,049
Number of Portfolio Holdings	321
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$2,044

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Communications Equipment	3.8%
Electronic Equipment, Instruments & Components	5.6%
IT Services	5.2%
Other	0.0%
Semiconductors & Semiconductor Equipment	34.2%
Software	35.8%
Technology Hardware, Storage & Peripherals	15.3%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5487

Vanguard International Growth Fund

Investor Shares (VWIGX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard International Growth Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$41	0.38%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was at times tempered by market concerns over rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve paused short-term rate cuts after December 2024, the European Central Bank and Bank of England continued to ease policy during the period.

  By region, the Fund’s exposure to Europe—notably Denmark, Germany, the Netherlands, and the United Kingdom—weighed on performance relative to the benchmark index. In contrast, the Fund’s exposure to the United States, Singapore, India, Taiwan, and Japan added value.

  By industry sector, the Fund’s positioning in industrials, financials, and health care detracted the most from relative performance, offsetting the value added by security selection in communication services and consumer discretionary, in particular.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	Investor Shares	MSCI All Country World Index ex USA Net
2015	$10,000	$10,000
2015	$10,528	$10,041
2016	$9,322	$9,084
2016	$10,252	$9,936
2016	$10,895	$10,343
2016	$10,418	$10,088
2017	$11,315	$10,889
2017	$12,897	$11,804
2017	$13,992	$12,352
2017	$14,796	$12,930
2018	$15,617	$13,305
2018	$15,572	$13,007
2018	$15,527	$12,806
2018	$14,006	$11,938
2019	$14,742	$12,506
2019	$14,292	$12,253
2019	$14,816	$12,450
2019	$16,208	$13,343
2020	$16,233	$12,483
2020	$17,579	$11,884
2020	$22,757	$13,545
2020	$25,667	$14,677
2021	$27,959	$15,820
2021	$28,094	$17,041
2021	$29,559	$16,982
2021	$27,454	$16,089
2022	$23,046	$15,825
2022	$20,015	$15,000
2022	$18,760	$13,737
2022	$19,706	$14,250
2023	$19,982	$14,764
2023	$20,423	$14,869
2023	$20,601	$15,453
2023	$20,509	$15,652
2024	$22,263	$16,696
2024	$23,370	$17,446
2024	$24,014	$18,357
2024	$24,316	$17,784
2025	$25,195	$18,405
2025	$26,195	$19,952
2025	$27,409	$21,314

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	14.14%	3.79%	10.61%
MSCI All Country World Index ex USA Net	15.42%	8.94%	7.33%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$45,484
Number of Portfolio Holdings	125
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$53,477

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Asia	37.3%
Europe	45.6%
North America	11.9%
Oceania	1.4%
South America	2.4%
Other Assets and Liabilities—Net	1.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR81

Vanguard International Growth Fund

Admiral™ Shares (VWILX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard International Growth Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$28	0.26%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was at times tempered by market concerns over rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve paused short-term rate cuts after December 2024, the European Central Bank and Bank of England continued to ease policy during the period.

  By region, the Fund’s exposure to Europe—notably Denmark, Germany, the Netherlands, and the United Kingdom—weighed on performance relative to the benchmark index. In contrast, the Fund’s exposure to the United States, Singapore, India, Taiwan, and Japan added value.

  By industry sector, the Fund’s positioning in industrials, financials, and health care detracted the most from relative performance, offsetting the value added by security selection in communication services and consumer discretionary, in particular.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $50,000

	Admiral Shares	MSCI All Country World Index ex USA Net
2015	$50,000	$50,000
2015	$52,655	$50,206
2016	$46,638	$45,418
2016	$51,296	$49,678
2016	$54,536	$51,713
2016	$52,169	$50,438
2017	$56,669	$54,446
2017	$64,619	$59,018
2017	$70,120	$61,759
2017	$74,176	$64,650
2018	$78,323	$66,523
2018	$78,135	$65,033
2018	$77,931	$64,029
2018	$70,322	$59,689
2019	$74,038	$62,532
2019	$71,798	$61,267
2019	$74,426	$62,251
2019	$81,460	$66,713
2020	$81,592	$62,416
2020	$88,402	$59,422
2020	$114,474	$67,724
2020	$129,139	$73,384
2021	$140,699	$79,099
2021	$141,420	$85,205
2021	$148,832	$84,908
2021	$138,288	$80,444
2022	$116,092	$79,124
2022	$100,864	$74,998
2022	$94,563	$68,687
2022	$99,375	$71,249
2023	$100,792	$73,820
2023	$103,039	$74,345
2023	$103,948	$77,267
2023	$103,519	$78,260
2024	$112,391	$83,482
2024	$118,027	$87,228
2024	$121,308	$91,785
2024	$122,874	$88,921
2025	$127,373	$92,025
2025	$132,435	$99,759
2025	$138,643	$106,572

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	14.29%	3.91%	10.74%
MSCI All Country World Index ex USA Net	15.42%	8.94%	7.33%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$45,484
Number of Portfolio Holdings	125
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$53,477

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Asia	37.3%
Europe	45.6%
North America	11.9%
Oceania	1.4%
South America	2.4%
Other Assets and Liabilities—Net	1.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR581

Vanguard Mega Cap Index Fund

ETF Shares (MGC) NYSE Arca

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Mega Cap Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks—mega-cap stocks, in particular—outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark, nine of the 11 industry sectors posted positive returns, with technology stocks contributing by far the most to performance. Consumer discretionary, financials, and industrials were also among the top performers. Health care was the biggest detractor.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	CRSP US Mega Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,636	$10,637	$10,527
2016	$9,929	$9,933	$9,725
2016	$10,817	$10,822	$10,660
2016	$11,261	$11,267	$11,134
2016	$11,469	$11,475	$11,394
2017	$12,423	$12,434	$12,278
2017	$12,761	$12,772	$12,542
2017	$13,177	$13,191	$12,920
2017	$14,194	$14,209	$13,933
2018	$14,676	$14,693	$14,271
2018	$14,665	$14,684	$14,435
2018	$15,845	$15,867	$15,538
2018	$15,203	$15,223	$14,699
2019	$15,384	$15,405	$14,984
2019	$15,291	$15,312	$14,784
2019	$16,362	$16,387	$15,729
2019	$17,688	$17,717	$16,958
2020	$16,822	$16,851	$15,998
2020	$17,600	$17,637	$16,456
2020	$20,639	$20,687	$19,065
2020	$21,292	$21,344	$20,169
2021	$22,375	$22,432	$21,678
2021	$24,688	$24,755	$23,691
2021	$26,818	$26,896	$25,417
2021	$27,155	$27,237	$25,511
2022	$25,814	$25,895	$24,265
2022	$24,209	$24,288	$22,745
2022	$23,308	$23,389	$21,926
2022	$24,034	$24,124	$22,640
2023	$23,430	$23,520	$22,267
2023	$25,323	$25,428	$23,182
2023	$27,455	$27,570	$25,160
2023	$28,149	$28,260	$25,498
2024	$31,599	$31,729	$28,635
2024	$32,846	$32,988	$29,599
2024	$35,402	$35,561	$31,744
2024	$37,826	$38,000	$34,310
2025	$37,743	$37,925	$33,647
2025	$37,619	$37,806	$33,451
2025	$41,404	$41,617	$36,784

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	16.95%	14.94%	15.27%
ETF Shares Market Price	17.10%	14.94%	15.27%
CRSP US Mega Cap Index	17.03%	15.00%	15.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$8,552
Number of Portfolio Holdings	187
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$147

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	0.9%
Consumer Discretionary	14.2%
Consumer Staples	3.4%
Energy	2.4%
Financials	10.7%
Health Care	8.9%
Industrials	9.9%
Real Estate	1.0%
Technology	45.0%
Telecommunications	2.2%
Utilities	1.3%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3137

Vanguard Mega Cap Index Fund

Institutional Shares (VMCTX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Mega Cap Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks—mega-cap stocks, in particular—outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark, nine of the 11 industry sectors posted positive returns, with technology stocks contributing by far the most to performance. Consumer discretionary, financials, and industrials were also among the top performers. Health care was the biggest detractor.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	CRSP US Mega Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,318,832	$5,318,629	$5,263,310
2016	$4,965,637	$4,966,269	$4,862,271
2016	$5,409,958	$5,411,088	$5,330,086
2016	$5,631,571	$5,633,407	$5,566,956
2016	$5,735,102	$5,737,690	$5,696,791
2017	$6,213,228	$6,216,766	$6,139,035
2017	$6,381,910	$6,386,178	$6,271,171
2017	$6,590,238	$6,595,601	$6,460,244
2017	$7,099,232	$7,104,610	$6,966,368
2018	$7,339,983	$7,346,476	$7,135,563
2018	$7,334,740	$7,341,795	$7,217,365
2018	$7,925,188	$7,933,347	$7,769,068
2018	$7,603,960	$7,611,470	$7,349,338
2019	$7,693,570	$7,702,297	$7,491,958
2019	$7,646,916	$7,655,901	$7,392,231
2019	$8,182,993	$8,193,354	$7,864,617
2019	$8,846,063	$8,858,491	$8,479,175
2020	$8,413,017	$8,425,645	$7,999,072
2020	$8,805,033	$8,818,609	$8,228,036
2020	$10,326,205	$10,343,725	$9,532,304
2020	$10,653,214	$10,671,944	$10,084,262
2021	$11,195,640	$11,215,891	$10,838,953
2021	$12,354,408	$12,377,413	$11,845,701
2021	$13,420,666	$13,447,995	$12,708,302
2021	$13,589,633	$13,618,561	$12,755,471
2022	$12,919,677	$12,947,302	$12,132,385
2022	$12,116,523	$12,144,063	$11,372,689
2022	$11,666,323	$11,694,357	$10,963,202
2022	$12,031,703	$12,062,168	$11,320,075
2023	$11,728,444	$11,760,148	$11,133,442
2023	$12,676,824	$12,713,965	$11,591,118
2023	$13,743,588	$13,785,073	$12,579,945
2023	$14,090,481	$14,129,911	$12,749,059
2024	$15,818,694	$15,864,510	$14,317,568
2024	$16,443,352	$16,494,026	$14,799,300
2024	$17,722,992	$17,780,382	$15,872,098
2024	$18,937,127	$19,000,075	$17,154,811
2025	$18,895,938	$18,962,277	$16,823,717
2025	$18,834,323	$18,903,084	$16,725,726
2025	$20,730,261	$20,808,488	$18,392,058

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	16.97%	14.96%	15.28%
CRSP US Mega Cap Index	17.03%	15.00%	15.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$8,552
Number of Portfolio Holdings	187
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$147

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	0.9%
Consumer Discretionary	14.2%
Consumer Staples	3.4%
Energy	2.4%
Financials	10.7%
Health Care	8.9%
Industrials	9.9%
Real Estate	1.0%
Technology	45.0%
Telecommunications	2.2%
Utilities	1.3%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR828

Vanguard Mega Cap Value Index Fund

ETF Shares (MGV) NYSE Arca

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Mega Cap Value Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks—mega-cap stocks, in particular—outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark, nine of the 11 industry sectors posted positive returns, with financials, technology, and industrials contributing the most to performance. Health care was the biggest detractor.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	CRSP US Mega Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,588	$10,587	$10,527
2016	$10,050	$10,051	$9,725
2016	$10,982	$10,985	$10,660
2016	$11,471	$11,473	$11,134
2016	$11,921	$11,926	$11,394
2017	$12,753	$12,760	$12,278
2017	$12,619	$12,627	$12,542
2017	$13,007	$13,017	$12,920
2017	$14,136	$14,149	$13,933
2018	$14,374	$14,386	$14,271
2018	$14,137	$14,150	$14,435
2018	$15,181	$15,197	$15,538
2018	$15,121	$15,138	$14,699
2019	$15,056	$15,072	$14,984
2019	$14,710	$14,726	$14,784
2019	$15,437	$15,453	$15,729
2019	$16,837	$16,856	$16,958
2020	$15,209	$15,227	$15,998
2020	$14,940	$14,965	$16,456
2020	$15,892	$15,920	$19,065
2020	$17,061	$17,095	$20,169
2021	$18,317	$18,357	$21,678
2021	$20,714	$20,762	$23,691
2021	$21,162	$21,216	$25,417
2021	$20,840	$20,897	$25,511
2022	$21,818	$21,881	$24,265
2022	$21,894	$21,964	$22,745
2022	$20,631	$20,698	$21,926
2022	$22,718	$22,801	$22,640
2023	$21,711	$21,793	$22,267
2023	$21,325	$21,407	$23,182
2023	$22,804	$22,891	$25,160
2023	$22,968	$23,037	$25,498
2024	$25,167	$25,247	$28,635
2024	$26,172	$26,260	$29,599
2024	$28,366	$28,465	$31,744
2024	$29,843	$29,953	$34,310
2025	$29,826	$29,940	$33,647
2025	$28,747	$28,860	$33,451
2025	$30,722	$30,845	$36,784

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	8.31%	14.09%	11.88%
ETF Shares Market Price	8.38%	14.08%	11.88%
CRSP US Mega Cap Value Index	8.36%	14.14%	11.92%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$10,076
Number of Portfolio Holdings	127
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$190

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	2.0%
Consumer Discretionary	7.7%
Consumer Staples	8.6%
Energy	6.4%
Financials	25.8%
Health Care	16.3%
Industrials	16.3%
Real Estate	1.0%
Technology	7.9%
Telecommunications	4.4%
Utilities	3.4%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3139

Vanguard Mega Cap Value Index Fund

Institutional Shares (VMVLX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Mega Cap Value Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks—mega-cap stocks, in particular—outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark, nine of the 11 industry sectors posted positive returns, with financials, technology, and industrials contributing the most to performance. Health care was the biggest detractor.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	CRSP US Mega Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,295,009	$5,293,670	$5,263,310
2016	$5,025,589	$5,025,406	$4,862,271
2016	$5,492,476	$5,492,619	$5,330,086
2016	$5,736,170	$5,736,378	$5,566,956
2016	$5,961,495	$5,962,856	$5,696,791
2017	$6,378,308	$6,379,897	$6,139,035
2017	$6,311,016	$6,313,262	$6,271,171
2017	$6,505,504	$6,508,591	$6,460,244
2017	$7,070,610	$7,074,552	$6,966,368
2018	$7,188,803	$7,193,040	$7,135,563
2018	$7,070,362	$7,075,152	$7,217,365
2018	$7,592,362	$7,598,728	$7,769,068
2018	$7,562,431	$7,568,896	$7,349,338
2019	$7,528,764	$7,536,116	$7,491,958
2019	$7,355,475	$7,362,833	$7,392,231
2019	$7,719,627	$7,726,390	$7,864,617
2019	$8,418,926	$8,428,221	$8,479,175
2020	$7,605,223	$7,613,450	$7,999,072
2020	$7,474,276	$7,482,267	$8,228,036
2020	$7,951,100	$7,959,790	$9,532,304
2020	$8,537,573	$8,547,588	$10,084,262
2021	$9,166,195	$9,178,498	$10,838,953
2021	$10,366,492	$10,381,226	$11,845,701
2021	$10,592,383	$10,608,196	$12,708,302
2021	$10,431,381	$10,448,283	$12,755,471
2022	$10,921,854	$10,940,392	$12,132,385
2022	$10,960,708	$10,981,902	$11,372,689
2022	$10,328,421	$10,349,244	$10,963,202
2022	$11,375,255	$11,400,729	$11,320,075
2023	$10,870,853	$10,896,605	$11,133,442
2023	$10,677,817	$10,703,540	$11,591,118
2023	$11,417,707	$11,445,435	$12,579,945
2023	$11,499,586	$11,518,568	$12,749,059
2024	$12,601,462	$12,623,474	$14,317,568
2024	$13,105,492	$13,130,020	$14,799,300
2024	$14,203,786	$14,232,703	$15,872,098
2024	$14,944,714	$14,976,705	$17,154,811
2025	$14,936,645	$14,969,966	$16,823,717
2025	$14,396,903	$14,430,217	$16,725,726
2025	$15,384,840	$15,422,390	$18,392,058

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	8.32%	14.11%	11.90%
CRSP US Mega Cap Value Index	8.36%	14.14%	11.92%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$10,076
Number of Portfolio Holdings	127
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$190

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	2.0%
Consumer Discretionary	7.7%
Consumer Staples	8.6%
Energy	6.4%
Financials	25.8%
Health Care	16.3%
Industrials	16.3%
Real Estate	1.0%
Technology	7.9%
Telecommunications	4.4%
Utilities	3.4%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR839

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit and Risk Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended August 31, 2025	Fiscal Year Ended August 31, 2024
(a) Audit Fees.	$662,000	$779,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$662,000	$779,000

(e)          (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended August 31, 2025	Fiscal Year Ended August 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,710,837	$3,508,505
Tax Fees.	$1,775,524	$1,912,843
All Other Fees.	$50,000	$268,000
Total.	$5,536,360	$5,689,348

(h)           For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended August 31, 2025
Vanguard U.S. Growth Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	13
Tax information	14

U.S. Growth Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.8%)
Communication Services (16.2%)
	Meta Platforms Inc. Class A	3,765,578	2,781,632
*	Netflix Inc.	1,501,868	1,814,632
	Alphabet Inc. Class C	7,122,557	1,520,880
*	Spotify Technology SA	617,665	421,173
*	Roblox Corp. Class A	3,150,877	392,568
	Alphabet Inc. Class A	1,576,233	335,596
*	Trade Desk Inc. Class A	5,101,401	278,843
	Walt Disney Co.	2,227,706	263,716
*	Pinterest Inc. Class A	4,317,401	158,146
			7,967,186
Consumer Discretionary (15.2%)
*	Amazon.com Inc.	15,902,703	3,641,719
*	Tesla Inc.	2,795,451	933,317
*	DoorDash Inc. Class A	2,174,419	533,276
*	DraftKings Inc. Class A	9,239,026	443,289
*	Duolingo Inc.	846,559	252,156
	TJX Cos. Inc.	1,632,150	222,968
*	MercadoLibre Inc.	84,627	209,275
	Hilton Worldwide Holdings Inc.	723,389	199,699
*	Chipotle Mexican Grill Inc.	4,613,578	194,416
*	Wayfair Inc. Class A	2,277,231	169,881
*	O'Reilly Automotive Inc.	1,322,668	137,134
*	SharkNinja Inc.	1,104,492	129,181
*	Chewy Inc. Class A	3,109,785	127,377
	Industria de Diseno Textil SA	1,706,817	84,418
	Starbucks Corp.	897,399	79,142
*	Sweetgreen Inc. Class A	6,165,254	56,104
*	YETI Holdings Inc.	1,329,386	46,741
*	Rivian Automotive Inc. Class A	2,569,632	34,870
			7,494,963
Consumer Staples (1.4%)
	Costco Wholesale Corp.	351,404	331,486
	Walmart Inc.	3,116,730	302,261
*,1	Oddity Tech Ltd. Class A	1,136,182	68,410
			702,157
Financials (7.8%)
	Mastercard Inc. Class A	1,827,757	1,088,045
	Visa Inc. Class A	1,252,130	440,474
	KKR & Co. Inc.	2,301,617	321,053
	Ares Management Corp. Class A	1,504,167	269,547
	S&P Global Inc.	467,134	256,195
	Nasdaq Inc.	2,490,630	235,962
	Tradeweb Markets Inc. Class A	1,790,900	220,925
*	Affirm Holdings Inc.	2,358,012	208,590
	American Express Co.	621,984	206,051
	Morgan Stanley	1,215,987	182,982
*	Block Inc. (XNYS)	1,638,483	130,489
*	Lemonade Inc.	1,702,275	90,050
	MSCI Inc.	156,116	88,630
*	Corpay Inc.	251,914	82,041
			3,821,034
Health Care (6.3%)
	Eli Lilly & Co.	911,700	667,893
*	Intuitive Surgical Inc.	550,748	260,666
*	Alnylam Pharmaceuticals Inc.	554,294	247,498
*	Vertex Pharmaceuticals Inc.	618,814	241,969
	Stryker Corp.	600,859	235,182
*	Boston Scientific Corp.	1,802,667	190,182
1

U.S. Growth Fund
		Shares	Market Value• ($000)
*	Guardant Health Inc.	2,515,681	169,607
*,1	Tempus AI Inc.	2,149,394	163,053
*	Insulet Corp.	460,392	156,478
*	Penumbra Inc.	502,939	137,121
	Ensign Group Inc.	755,087	129,709
*	Doximity Inc. Class A	1,898,899	129,011
	UCB SA	424,492	99,577
*	Edwards Lifesciences Corp.	907,070	73,781
*	Moderna Inc.	2,694,152	64,902
*	Inspire Medical Systems Inc.	577,835	54,137
*	Denali Therapeutics Inc.	2,818,384	43,037
*,1	Recursion Pharmaceuticals Inc. Class A	3,258,587	15,315
*,1	Sana Biotechnology Inc.	2,887,078	8,835
*,1	Ginkgo Bioworks Holdings Inc.	465,798	5,902
*,2	ABIOMED Inc. CVR	718,252	733
			3,094,588
Industrials (4.9%)
	General Electric Co.	2,856,380	786,076
*	Uber Technologies Inc.	4,506,026	422,440
*	Boeing Co.	1,736,544	407,532
	GE Vernova Inc.	525,776	322,285
	TransUnion	2,204,335	194,863
	Watsco Inc.	367,700	147,955
	Waste Connections Inc. (XTSE)	796,787	147,254
			2,428,405
Information Technology (44.1%)
	NVIDIA Corp.	33,222,475	5,786,691
	Microsoft Corp.	9,044,017	4,582,513
	Apple Inc.	13,857,231	3,216,818
	Broadcom Inc.	6,905,960	2,053,763
*	Shopify Inc. Class A (XTSE)	7,140,663	1,008,833
*	Cloudflare Inc. Class A	2,840,136	592,765
*	ServiceNow Inc.	503,580	462,014
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,727,857	398,910
*	Snowflake Inc.	1,633,681	389,894
*	Cadence Design Systems Inc.	1,042,325	365,262
*	Crowdstrike Holdings Inc. Class A	719,824	304,989
*	Arista Networks Inc.	2,066,090	282,125
*	Synopsys Inc.	444,190	268,078
*	Datadog Inc. Class A	1,905,309	260,418
*	HubSpot Inc.	448,024	216,472
*	Workday Inc. Class A	819,633	189,188
	ASML Holding NVDR (Registered)	226,951	168,538
*	AppLovin Corp. Class A	337,095	161,330
	Intuit Inc.	239,208	159,552
*	Samsara Inc. Class A	3,707,955	134,005
	Analog Devices Inc.	530,367	133,286
*	Unity Software Inc.	3,286,397	129,517
	Monolithic Power Systems Inc.	134,073	112,053
*	Aurora Innovation Inc.	19,763,427	111,268
*	Palantir Technologies Inc. Class A	449,267	70,405
*,1	Figma Inc. Class A	893,322	62,783
*,1	ARM Holdings plc ADR	221,345	30,614
*	Globant SA	444,757	29,914
*,1	Circle Internet Group Inc.	105,331	13,902
			21,695,900
Materials (0.2%)
*	Knife River Corp.	1,240,535	100,483
Real Estate (1.3%)
	Welltower Inc.	2,143,021	360,627
*	CoStar Group Inc.	2,693,224	241,017
	Lineage Inc.	1,414,744	59,292
			660,936
Utilities (0.4%)
	Constellation Energy Corp.	658,010	202,654
Total Common Stocks (Cost $19,695,077)			48,168,306
2

U.S. Growth Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.8%)
Money Market Fund (1.1%)
[3,4]	Vanguard Market Liquidity Fund, 4.362%	5,694,901	569,433
		Face Amount ($000)
Repurchase Agreements (0.7%)
	Bank of America Securities, LLC 4.340%, 9/2/2025 (Dated 8/29/2025, Repurchase Value $97,847, collateralized by U.S. Government Agency Obligations 1.500%–7.000%, 10/1/2029–1/1/2057, with a value of $99,756)	97,800	97,800
	Bank of America Securities, LLC 4.330%, 9/2/2025 (Dated 8/29/2025, Repurchase Value $121,959, collateralized by U.S. Treasury Obligations 1.875%–4.250%, 8/15/2028–5/15/2052, with a value of $124,338)	121,900	121,900
	Societe Generale 4.330%, 9/2/2025 (Dated 8/29/2025, Repurchase Value $118,657, collateralized by U.S. Treasury Obligations 4.625%, 5/15/2044, with a value of $120,972)	118,600	118,600
			338,300
Total Temporary Cash Investments (Cost $907,647)			907,733
Total Investments (99.6%) (Cost $20,602,724)			49,076,039
Other Assets and Liabilities—Net (0.4%)			179,507
Net Assets (100%)			49,255,546
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $183,509.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $188,117 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	1,959	634,006	5,952
E-mini S&P Mid-Cap 400 Index	September 2025	222	72,339	5,047
				10,999

See accompanying Notes, which are an integral part of the Financial Statements.
3

U.S. Growth Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $20,033,377)	48,506,606
Affiliated Issuers (Cost $569,347)	569,433
Total Investments in Securities	49,076,039
Investment in Vanguard	1,268
Cash Collateral Pledged—Futures Contracts	21,976
Foreign Currency, at Value (Cost $972)	1,075
Receivables for Investment Securities Sold	366,938
Receivables for Accrued Income	15,738
Receivables for Capital Shares Issued	9,822
Total Assets	49,492,856
Liabilities
Due to Custodian	9,222
Payables for Investment Securities Purchased	2,704
Collateral for Securities on Loan	188,117
Payables to Investment Advisor	17,142
Payables for Capital Shares Redeemed	14,582
Payables to Vanguard	3,268
Variation Margin Payable—Futures Contracts	2,275
Total Liabilities	237,310
Net Assets	49,255,546
1 Includes $183,509 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	17,657,040
Total Distributable Earnings (Loss)	31,598,506
Net Assets	49,255,546

Investor Shares—Net Assets
Applicable to 130,053,104 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,433,545
Net Asset Value Per Share—Investor Shares	$80.23

Admiral™ Shares—Net Assets
Applicable to 186,683,782 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,822,001
Net Asset Value Per Share—Admiral Shares	$207.96

See accompanying Notes, which are an integral part of the Financial Statements.
4

U.S. Growth Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	167,871
Interest[2]	45,807
Securities Lending—Net	26,220
Total Income	239,898
Expenses
Investment Advisory Fees—Note B
Basic Fee	69,081
Performance Adjustment	(11,900)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	22,357
Management and Administrative—Admiral Shares	45,522
Marketing and Distribution—Investor Shares	360
Marketing and Distribution—Admiral Shares	1,262
Custodian Fees	226
Auditing Fees	43
Shareholders’ Reports and Proxy Fees—Investor Shares	251
Shareholders’ Reports and Proxy Fees—Admiral Shares	469
Trustees’ Fees and Expenses	27
Other Expenses	123
Total Expenses	127,821
Expenses Paid Indirectly	(443)
Net Expenses	127,378
Net Investment Income	112,520
Realized Net Gain (Loss)
Investment Securities Sold[2]	3,653,243
Futures Contracts	88,971
Foreign Currencies	(377)
Realized Net Gain (Loss)	3,741,837
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	5,953,428
Futures Contracts	(9,638)
Foreign Currencies	110
Change in Unrealized Appreciation (Depreciation)	5,943,900
Net Increase (Decrease) in Net Assets Resulting from Operations	9,798,257
1	Dividends are net of foreign withholding taxes of $539.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $30,730, $1, and ($29), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

U.S. Growth Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	112,520	119,545
Realized Net Gain (Loss)	3,741,837	2,813,900
Change in Unrealized Appreciation (Depreciation)	5,943,900	8,255,493
Net Increase (Decrease) in Net Assets Resulting from Operations	9,798,257	11,188,938
Distributions
Investor Shares	(455,835)	(26,044)
Admiral Shares	(1,693,525)	(112,192)
Total Distributions	(2,149,360)	(138,236)
Capital Share Transactions
Investor Shares	(1,159,885)	(1,334,926)
Admiral Shares	(2,459,782)	(2,382,382)
Net Increase (Decrease) from Capital Share Transactions	(3,619,667)	(3,717,308)
Total Increase (Decrease)	4,029,230	7,333,394
Net Assets
Beginning of Period	45,226,316	37,892,922
End of Period	49,255,546	45,226,316

See accompanying Notes, which are an integral part of the Financial Statements.
6

U.S. Growth Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$68.21	$52.21	$43.59	$76.41	$62.28
Investment Operations
Net Investment Income (Loss)[1]	.118	.126	.169	.074	(.013)
Net Realized and Unrealized Gain (Loss) on Investments	15.186	16.033	8.595	(24.184)	16.700
Total from Investment Operations	15.304	16.159	8.764	(24.110)	16.687
Distributions
Dividends from Net Investment Income	(.141)	(.159)	(.144)	(.001)	(.019)
Distributions from Realized Capital Gains	(3.143)	—	—	(8.709)	(2.538)
Total Distributions	(3.284)	(.159)	(.144)	(8.710)	(2.557)
Net Asset Value, End of Period	$80.23	$68.21	$52.21	$43.59	$76.41
Total Return[2]	22.99%	31.01%	20.19%	-35.32%	27.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,434	$9,898	$8,710	$7,935	$13,405
Ratio of Total Expenses to Average Net Assets[3]	0.35%[4]	0.32%[5]	0.30%[4]	0.33%[4]	0.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.16%	0.21%	0.38%	0.13%	(0.02%)
Portfolio Turnover Rate	29%	37%	37%	23%	41%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.06%), (0.06%), (0.02%), and 0.03%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.35%, 0.30%, and 0.33%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.32%.

See accompanying Notes, which are an integral part of the Financial Statements.
7

U.S. Growth Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$176.81	$135.31	$112.99	$198.03	$161.42
Investment Operations
Net Investment Income[1]	.492	.482	.552	.338	.138
Net Realized and Unrealized Gain (Loss) on Investments	39.360	41.557	22.260	(62.667)	43.277
Total from Investment Operations	39.852	42.039	22.812	(62.329)	43.415
Distributions
Dividends from Net Investment Income	(.552)	(.539)	(.492)	(.135)	(.224)
Distributions from Realized Capital Gains	(8.150)	—	—	(22.576)	(6.581)
Total Distributions	(8.702)	(.539)	(.492)	(22.711)	(6.805)
Net Asset Value, End of Period	$207.96	$176.81	$135.31	$112.99	$198.03
Total Return[2]	23.10%	31.15%	20.30%	-35.26%	27.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,822	$35,328	$29,183	$26,547	$41,539
Ratio of Total Expenses to Average Net Assets[3]	0.25%[4]	0.22%[5]	0.20%[4]	0.23%[4]	0.28%
Ratio of Net Investment Income to Average Net Assets	0.26%	0.31%	0.48%	0.23%	0.08%
Portfolio Turnover Rate	29%	37%	37%	23%	41%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.06%), (0.06%), (0.02%), and 0.03%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.25%, 0.20%, and 0.23% respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.22%.

See accompanying Notes, which are an integral part of the Financial Statements.
8

U.S. Growth Fund
Notes to Financial Statements
Vanguard U.S. Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell
9

U.S. Growth Fund
or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Wellington Management Company LLP, Jennison Associates LLC, and Baillie Gifford Overseas Ltd. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company LLP and Jennison Associates LLC are subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding three years. The basic fee of Baillie Gifford Overseas Ltd. is subject to quarterly adjustments based on performance relative to the S&P 500 Index for periods prior to August 1, 2024, and to the new benchmark Russell 3000 Growth Index, beginning August 1, 2024, for the preceding three years. The benchmark change will be fully phased in by August 2027.
Vanguard manages the cash reserves of the fund as described below.
For the year ended August 31, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a net decrease of $11,900,000 (0.03%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,268,000, representing less than 0.01% of the fund’s net assets and 0.51% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
10

U.S. Growth Fund
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the year ended August 31, 2025, these arrangements reduced the fund’s expenses by $443,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	47,983,578	183,995	733	48,168,306
Temporary Cash Investments	569,433	338,300	—	907,733
Total	48,553,011	522,295	733	49,076,039
Derivative Financial Instruments
Assets
Futures Contracts[1]	10,999	—	—	10,999
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	225,506
Total Distributable Earnings (Loss)	(225,506)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary difference include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	256,336
Undistributed Long-Term Gains	2,904,632
Net Unrealized Gains (Losses)	28,437,538
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	31,598,506
11

U.S. Growth Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	252,410	138,236
Long-Term Capital Gains	1,896,950	—
Total	2,149,360	138,236
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,638,611
Gross Unrealized Appreciation	29,608,209
Gross Unrealized Depreciation	(1,170,781)
Net Unrealized Appreciation (Depreciation)	28,437,428
G.	During the year ended August 31, 2025, the fund purchased $13,382,098,000 of investment securities and sold $19,413,661,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	915,313	13,703	1,006,192	17,569
Issued in Lieu of Cash Distributions	438,407	6,088	25,099	445
Redeemed	(2,513,605)	(34,850)	(2,366,217)	(39,739)
Net Increase (Decrease)—Investor Shares	(1,159,885)	(15,059)	(1,334,926)	(21,725)
Admiral Shares
Issued	2,453,896	13,213	2,738,163	17,733
Issued in Lieu of Cash Distributions	1,583,818	8,491	104,508	716
Redeemed	(6,497,496)	(34,834)	(5,225,053)	(34,311)
Net Increase (Decrease)—Admiral Shares	(2,459,782)	(13,130)	(2,382,382)	(15,862)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
12

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard U.S. Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard U.S. Growth Fund (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
13

Tax information (unaudited)
For corporate shareholders, 59.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $165,546,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $8,356,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $2,094,641,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q230 102025
14

Financial Statements
For the year ended August 31, 2025
Vanguard International Growth Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	15
Tax information	16

International Growth Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.9%)
Australia (1.4%)
	WiseTech Global Ltd.	9,382,495	621,608
Austria (0.8%)
	Erste Group Bank AG	3,827,980	364,368
Belgium (1.3%)
*	Argenx SE	520,059	370,285
	UCB SA	943,508	221,327
			591,612
Brazil (2.4%)
*	NU Holdings Ltd. Class A	69,087,281	1,022,492
	Raia Drogasil SA	22,310,489	72,217
			1,094,709
Canada (2.1%)
*	Shopify Inc. Class A (XTSE)	3,883,744	548,695
	Toronto-Dominion Bank	3,985,502	299,257
	Canadian National Railway Co.	1,253,467	121,345
			969,297
China (9.9%)
	BYD Co. Ltd. Class H	74,323,500	1,048,542
	Tencent Holdings Ltd.	12,313,800	953,635
*	PDD Holdings Inc. ADR	4,838,216	581,650
*,1	Meituan Class B	35,172,468	468,460
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	7,761,500	332,963
	Tencent Music Entertainment Group ADR	9,957,944	244,169
*,1	Wuxi Biologics Cayman Inc.	55,221,500	237,556
*,1	Akeso Inc.	10,984,000	221,235
	Shenzhen Inovance Technology Co. Ltd. Class A	15,938,103	167,718
	Contemporary Amperex Technology Co. Ltd. Class A	3,777,559	162,054
[1]	Ganfeng Lithium Group Co. Ltd. Class H	26,358,400	106,596
			4,524,578
Denmark (3.8%)
	DSV A/S	3,009,403	667,207
	Novo Nordisk A/S Class B	7,343,697	414,988
	Ambu A/S Class B	12,838,019	194,075
	Vestas Wind Systems A/S	9,576,720	190,648
*	Genmab A/S	721,899	180,178
*	Zealand Pharma A/S	1,275,194	87,643
			1,734,739
France (4.0%)
	Hermes International SCA	247,915	607,183
	L'Oreal SA (XPAR)	995,181	464,636
	Schneider Electric SE	1,171,794	287,894
	Legrand SA	1,746,141	265,913
	Sanofi SA	1,560,009	154,771
*	SOITEC	977,460	40,596
			1,820,993
Germany (3.8%)
	SAP SE	1,795,994	488,863
	Bayerische Motoren Werke AG (XETR)	3,141,893	328,706
	Infineon Technologies AG	6,102,464	249,797
	Siemens AG (Registered)	880,712	244,138
*,1	Delivery Hero SE	7,729,816	205,064
	Beiersdorf AG	1,651,872	190,239
			1,706,807
Hong Kong (1.0%)
	AIA Group Ltd.	48,551,000	461,446
1

International Growth Fund
		Shares	Market Value• ($000)
India (2.5%)
	HDFC Bank Ltd.	51,463,518	555,468
*,2	MakeMyTrip Ltd.	3,341,072	329,931
	Reliance Industries Ltd.	14,545,977	224,017
*,3,4	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $5,969)	166,185	7,753
			1,117,169
Indonesia (0.3%)
	Bank Central Asia Tbk PT	300,623,400	147,278
Israel (0.7%)
*	Wix.com Ltd.	1,369,480	193,206
*	Check Point Software Technologies Ltd.	564,985	109,121
			302,327
Italy (2.9%)
	Ferrari NV	1,479,428	704,042
	FinecoBank Banca Fineco SpA	10,924,663	239,816
	Prysmian SpA	2,477,748	216,240
	Brunello Cucinelli SpA	1,398,605	161,782
			1,321,880
Japan (10.5%)
	Advantest Corp.	10,641,100	813,719
	Keyence Corp.	1,699,700	647,999
	Mitsubishi UFJ Financial Group Inc.	27,424,500	417,375
	Disco Corp.	1,278,400	349,777
	Sony Group Corp.	12,399,500	338,892
	MS&AD Insurance Group Holdings Inc.	9,919,000	230,734
	SBI Holdings Inc.	4,470,400	210,045
	SoftBank Group Corp.	1,897,000	203,708
	ITOCHU Corp.	3,585,600	202,546
	KDDI Corp.	11,663,000	201,575
	Fast Retailing Co. Ltd.	608,200	190,111
	Recruit Holdings Co. Ltd.	3,026,900	173,209
	Hoya Corp.	1,315,000	169,802
	FUJIFILM Holdings Corp.	6,227,100	147,525
	Bridgestone Corp.	2,992,400	135,183
	Daikin Industries Ltd.	938,800	117,288
	Terumo Corp.	5,616,100	100,701
	SMC Corp.	246,400	75,413
	Shimano Inc.	419,500	46,520
			4,772,122
Netherlands (7.5%)
	ASML Holding NV	1,899,202	1,410,333
*,1	Adyen NV	788,035	1,323,245
	EXOR NV	4,467,739	447,737
	Heineken NV	2,906,374	235,736
			3,417,051
Norway (0.4%)
	DNB Bank ASA	6,968,900	183,618
Singapore (4.1%)
*	Sea Ltd. ADR	9,931,780	1,852,674
South Korea (2.1%)
*	Coupang Inc.	31,553,694	901,805
	Samsung SDI Co. Ltd. (XKRX)	390,293	57,840
			959,645
Spain (1.2%)
	Banco Bilbao Vizcaya Argentaria SA	20,620,147	375,266
	Iberdrola SA (XMAD)	9,155,947	172,598
			547,864
Sweden (5.8%)
*	Spotify Technology SA	2,511,599	1,712,609
	Atlas Copco AB Class A	44,798,549	715,207
*	Kinnevik AB Class B	14,008,895	125,777
	Svenska Handelsbanken AB Class A	7,822,847	100,664
			2,654,257
2

International Growth Fund
		Shares	Market Value• ($000)
Switzerland (5.0%)
	Galderma Group AG	3,058,221	535,606
	Roche Holding AG	1,222,709	398,699
	Cie Financiere Richemont SA Class A (Registered)	1,510,087	264,390
[1]	VAT Group AG	638,714	208,880
	Chocoladefabriken Lindt & Spruengli AG	12,380	188,801
	Belimo Holding AG (Registered)	170,734	188,002
	Lonza Group AG (Registered)	255,604	181,399
	Alcon AG	2,131,269	169,847
	Temenos AG (Registered)	1,563,085	138,987
			2,274,611
Taiwan (6.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	75,441,000	2,825,370
United Kingdom (8.4%)
	RELX plc	13,938,895	651,080
*	Wise plc Class A	40,970,054	583,657
	Shell plc (XETR)	11,500,265	425,462
	AstraZeneca plc	2,065,698	329,302
	Haleon plc	53,354,292	262,569
	Unilever plc (XLON)	3,890,536	245,435
	Reckitt Benckiser Group plc	3,108,996	232,452
	Lloyds Banking Group plc	154,164,223	165,377
*	Ocado Group plc	35,044,929	159,492
	Rio Tinto plc	2,387,929	149,274
	London Stock Exchange Group plc	992,280	122,976
	Whitbread plc	2,601,803	110,767
	Bunzl plc	3,033,959	102,538
	Sage Group plc	6,415,244	94,106
*,2	ARM Holdings plc ADR	560,486	77,521
*,3,4,5	Brandtech Group Class A1 PP (Acquired 9/23/15, Cost $44,800)	33,633,606	71,976
	Shell plc	905,604	33,502
			3,817,486
United States (9.8%)
*	MercadoLibre Inc.	862,314	2,132,425
	NVIDIA Corp.	4,896,566	852,884
	Microsoft Corp.	978,846	495,971
	Booking Holdings Inc.	37,998	212,753
*	Atlassian Corp. Ltd. Class A	1,191,458	211,817
*	Liberty Media Corp.-Liberty Formula One Class C	1,702,897	170,119
*	Moderna Inc.	6,400,778	154,195
*	Block Inc. (XNYS)	1,665,219	132,618
*	Mobileye Global Inc. Class A	5,227,537	73,238
			4,436,020
Total Common Stocks (Cost $28,057,612)			44,519,529
Preferred Stock (0.7%)
	Sartorius AG Preference Shares (Cost $699,816)	1,349,736	313,543
3

International Growth Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[6,7]	Vanguard Market Liquidity Fund, 4.362% (Cost $682,821)	6,829,012	682,833
Total Investments (100.1%) (Cost $29,440,249)			45,515,905
Other Assets and Liabilities—Net (-0.1%)			(31,651)
Net Assets (100%)			45,484,254
Cost is in $000.
• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the aggregate value was $2,771,036, representing 6.1% of net assets.
2 Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $71,354.
3 Restricted securities totaling $79,729, representing 0.2% of net assets.
4 Security value determined using significant unobservable inputs.
5 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Collateral of $75,266 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2025	2,287	311,158	9,120
MSCI Emerging Markets Index	September 2025	2,239	141,605	2,146
				11,266

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/17/2025	USD	10,986	EUR	9,550	—	(200)
UBS AG	9/17/2025	USD	15,852	SEK	151,137	—	(137)
						—	(337)
EUR—euro.
SEK—Swedish krona.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
4

International Growth Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $28,712,628)	44,761,096
Affiliated Issuers (Cost $727,621)	754,809
Total Investments in Securities	45,515,905
Investment in Vanguard	1,128
Cash Collateral Pledged—Futures Contracts	14,079
Foreign Currency, at Value (Cost $8,671)	6,821
Receivables for Investment Securities Sold	36,075
Receivables for Accrued Income	117,076
Receivables for Capital Shares Issued	12,626
Other Assets	421
Total Assets	45,704,131
Liabilities
Due to Custodian	6,008
Payables for Investment Securities Purchased	63,100
Collateral for Securities on Loan	75,266
Payables to Investment Advisor	13,116
Payables for Capital Shares Redeemed	28,699
Payables to Vanguard	4,050
Variation Margin Payable—Futures Contracts	2,850
Unrealized Depreciation—Forward Currency Contracts	337
Deferred Foreign Capital Gains Taxes	26,451
Total Liabilities	219,877
Net Assets	45,484,254
1 Includes $71,354 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	27,561,128
Total Distributable Earnings (Loss)	17,923,126
Net Assets	45,484,254

Investor Shares—Net Assets
Applicable to 164,634,742 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,136,519
Net Asset Value Per Share—Investor Shares	$37.27

Admiral™ Shares—Net Assets
Applicable to 331,802,761 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,347,735
Net Asset Value Per Share—Admiral Shares	$118.59

See accompanying Notes, which are an integral part of the Financial Statements.
5

International Growth Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	467,876
Interest—Unaffiliated Issuers	1,152
Interest—Affiliated Issuers	34,423
Securities Lending—Net	1,018
Total Income	504,469
Expenses
Investment Advisory Fees—Note B
Basic Fee	62,775
Performance Adjustment	(9,298)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	15,715
Management and Administrative—Admiral Shares	49,958
Marketing and Distribution—Investor Shares	232
Marketing and Distribution—Admiral Shares	1,551
Custodian Fees	2,317
Auditing Fees	42
Shareholders’ Reports and Proxy Fees—Investor Shares	344
Shareholders’ Reports and Proxy Fees—Admiral Shares	565
Trustees’ Fees and Expenses	26
Other Expenses	79
Total Expenses	124,306
Net Investment Income	380,163
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	1,779,932
Investment Securities Sold—Affiliated Issuers	163,679
Futures Contracts	27,551
Forward Currency Contracts	(413)
Foreign Currencies	(5,753)
Realized Net Gain (Loss)	1,964,996
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[3]	3,799,825
Investment Securities—Affiliated Issuers	(259,687)
Futures Contracts	(2,191)
Forward Currency Contracts	(175)
Foreign Currencies	4,476
Change in Unrealized Appreciation (Depreciation)	3,542,248
Net Increase (Decrease) in Net Assets Resulting from Operations	5,887,407
1	Dividends include foreign tax reclaims of $3,527 and are net of foreign withholding taxes of $52,903.
2	Realized gain (loss) is net of foreign capital gain taxes of $10,019.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $3,894.

See accompanying Notes, which are an integral part of the Financial Statements.
6

International Growth Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	380,163	397,279
Realized Net Gain (Loss)	1,964,996	3,632,965
Change in Unrealized Appreciation (Depreciation)	3,542,248	2,663,159
Net Increase (Decrease) in Net Assets Resulting from Operations	5,887,407	6,693,403
Distributions
Investor Shares	(576,699)	(124,245)
Admiral Shares	(3,269,566)	(698,073)
Total Distributions	(3,846,265)	(822,318)
Capital Share Transactions
Investor Shares	(947,711)	(428,932)
Admiral Shares	(786,661)	(3,798,153)
Net Increase (Decrease) from Capital Share Transactions	(1,734,372)	(4,227,085)
Total Increase (Decrease)	306,770	1,644,000
Net Assets
Beginning of Period	45,177,484	43,533,484
End of Period	45,484,254	45,177,484

See accompanying Notes, which are an integral part of the Financial Statements.
7

International Growth Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$35.79	$31.27	$30.33	$54.50	$42.94
Investment Operations
Net Investment Income[1]	.260	.269	.313	.362	.374
Net Realized and Unrealized Gain (Loss) on Investments	4.312	4.836	2.588	(18.463)	12.336
Total from Investment Operations	4.572	5.105	2.901	(18.101)	12.710
Distributions
Dividends from Net Investment Income	(.264)	(.323)	(.390)	(.407)	(.106)
Distributions from Realized Capital Gains	(2.828)	(.262)	(1.571)	(5.662)	(1.044)
Total Distributions	(3.092)	(.585)	(1.961)	(6.069)	(1.150)
Net Asset Value, End of Period	$37.27	$35.79	$31.27	$30.33	$54.50
Total Return[2]	14.14%	16.57%	9.82%	-36.53%	29.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,137	$6,838	$6,340	$6,243	$11,247
Ratio of Total Expenses to Average Net Assets[3]	0.38%	0.37%[4]	0.42%	0.45%[5]	0.43%
Ratio of Net Investment Income to Average Net Assets	0.74%	0.83%	1.02%	0.91%	0.75%
Portfolio Turnover Rate	23%	20%	14%	15%	25%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.03%), 0.01%, 0.04%, and 0.03%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.37%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.45%.

See accompanying Notes, which are an integral part of the Financial Statements.
8

International Growth Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$113.87	$99.47	$96.50	$173.47	$136.68
Investment Operations
Net Investment Income[1]	.977	.967	1.101	1.290	1.367
Net Realized and Unrealized Gain (Loss) on Investments	13.711	15.390	8.228	(58.729)	39.246
Total from Investment Operations	14.688	16.357	9.329	(57.439)	40.613
Distributions
Dividends from Net Investment Income	(.969)	(1.125)	(1.358)	(1.502)	(.497)
Distributions from Realized Capital Gains	(8.999)	(.832)	(5.001)	(18.029)	(3.326)
Total Distributions	(9.968)	(1.957)	(6.359)	(19.531)	(3.823)
Net Asset Value, End of Period	$118.59	$113.87	$99.47	$96.50	$173.47
Total Return[2]	14.29%	16.70%	9.92%	-36.46%	30.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,348	$38,339	$37,193	$36,435	$62,342
Ratio of Total Expenses to Average Net Assets[3]	0.26%	0.26%[4]	0.31%	0.34%[5]	0.32%
Ratio of Net Investment Income to Average Net Assets	0.88%	0.94%	1.13%	1.02%	0.86%
Portfolio Turnover Rate	23%	20%	14%	15%	25%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.03%), 0.01%, 0.04%, and 0.03%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.26%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.34%.

See accompanying Notes, which are an integral part of the Financial Statements.
9

International Growth Fund
Notes to Financial Statements
Vanguard International Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended August 31, 2025, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10

International Growth Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the year ended August 31, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.14% of the fund’s average net assets, before a net decrease of $9,298,000 (0.02%) based on performance.
11

International Growth Fund
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,128,000, representing less than 0.01% of the fund’s net assets and 0.45% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	6,500,026	—	—	6,500,026
Common Stocks—Other	6,002,686	31,937,088	79,729	38,019,503
Preferred Stock	—	313,543	—	313,543
Temporary Cash Investments	682,833	—	—	682,833
Total	13,185,545	32,250,631	79,729	45,515,905
Derivative Financial Instruments
Assets
Futures Contracts[1]	11,266	—	—	11,266
Liabilities
Forward Currency Contracts	—	(337)	—	(337)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At August 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	11,266	—	11,266
Total Assets	11,266	—	11,266

Unrealized Depreciation—Forward Currency Contracts	—	(337)	(337)
Total Liabilities	—	(337)	(337)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended August 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	27,551	—	27,551
Forward Currency Contracts	—	(413)	(413)
Realized Net Gain (Loss) on Derivatives	27,551	(413)	27,138
12

International Growth Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(2,191)	—	(2,191)
Forward Currency Contracts	—	(175)	(175)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(2,191)	(175)	(2,366)
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	211,004
Total Distributable Earnings (Loss)	(211,004)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	341,113
Undistributed Long-Term Gains	1,726,921
Net Unrealized Gains (Losses)	15,849,096
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	5,996
Total	17,923,126
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	472,929	469,877
Long-Term Capital Gains	3,373,336	352,441
Total	3,846,265	822,318
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	29,645,018
Gross Unrealized Appreciation	19,438,145
Gross Unrealized Depreciation	(3,567,258)
Net Unrealized Appreciation (Depreciation)	15,870,887
G.	During the year ended August 31, 2025, the fund purchased $9,805,413,000 of investment securities and sold $14,863,904,000 of investment securities, other than temporary cash investments.
13

International Growth Fund
H.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	547,340	15,696	853,972	27,217
Issued in Lieu of Cash Distributions	550,764	17,110	118,556	3,742
Redeemed	(2,045,815)	(59,239)	(1,401,460)	(42,666)
Net Increase (Decrease)—Investor Shares	(947,711)	(26,433)	(428,932)	(11,707)
Admiral Shares
Issued	3,563,756	32,306	2,905,754	28,242
Issued in Lieu of Cash Distributions	2,913,569	28,472	619,747	6,153
Redeemed	(7,263,986)	(65,658)	(7,323,654)	(71,616)
Net Increase (Decrease)—Admiral Shares	(786,661)	(4,880)	(3,798,153)	(37,221)
I.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Aug. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Aug. 31, 2025 Market Value ($000)
Brandtech Group Class A	216,937	—	—	—	(144,961)	—	—	71,976
Elastic NV	431,110	—	487,019	42,271	13,638	—	—	—
Jumia Technologies AG ADR	33,221	—	12,082	(85,428)	64,289	—	—	—
Vanguard Market Liquidity Fund	813,223	NA1	NA1	(19)	(34)	34,423	—	682,833
Wix.com Ltd.	591,226	—	412,256	206,855	(192,619)	—	—	NA2
Total	2,085,717	—	911,357	163,679	(259,687)	34,423	—	754,809
1	Not applicable—purchases and sales are for temporary cash investment purposes.
2	Not applicable—at August 31, 2025, the security was still held, but the issuer was no longer an affiliated company of the fund.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
14

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard International Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard International Growth Fund (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
15

Tax information (unaudited)
For corporate shareholders, 1.4%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $398,646,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $16,167,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $3,546,352,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund designates to shareholders foreign source income of $509,884,000 and foreign taxes paid of $55,517,000 , or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q810 102025
16

Financial Statements
For the year ended August 31, 2025
Vanguard FTSE Social Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	17
Tax information	18

FTSE Social Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.0%)
	Linde plc	246,038	117,677
	Newmont Corp. (XNYS)	583,256	43,394
	Fastenal Co.	601,428	29,867
	Nucor Corp.	120,315	17,894
	International Paper Co.	274,488	13,637
	Steel Dynamics Inc.	73,621	9,638
	International Flavors & Fragrances Inc.	134,270	9,065
	CF Industries Holdings Inc.	86,814	7,521
	Avery Dennison Corp.	40,769	6,998
	Westlake Corp.	17,511	1,538
			257,229
Consumer Discretionary (16.4%)
*	Amazon.com Inc.	5,026,034	1,150,962
*	Tesla Inc.	1,473,770	492,048
*	Netflix Inc.	222,053	268,296
	Costco Wholesale Corp.	232,559	219,378
	Home Depot Inc.	521,669	212,199
	McDonald's Corp.	374,547	117,435
	Walt Disney Co.	948,843	112,324
*	Uber Technologies Inc.	1,054,851	98,892
	Booking Holdings Inc.	17,045	95,436
	TJX Cos. Inc.	586,022	80,056
	Lowe's Cos. Inc.	293,639	75,776
*	MercadoLibre Inc.	24,682	61,036
*	Spotify Technology SA	80,594	54,955
	Starbucks Corp.	595,927	52,555
	Royal Caribbean Cruises Ltd.	132,747	48,216
	NIKE Inc. Class B	606,166	46,899
*	O'Reilly Automotive Inc.	446,503	46,293
*	Roblox Corp. Class A	295,216	36,781
*	AutoZone Inc.	8,751	36,741
	Hilton Worldwide Holdings Inc.	122,203	33,735
	Marriott International Inc. Class A	119,264	31,946
*	Chipotle Mexican Grill Inc.	702,775	29,615
*	Airbnb Inc. Class A	222,804	29,083
*	Carvana Co.	67,277	25,022
	Ross Stores Inc.	168,770	24,836
	Ford Motor Co.	2,045,208	24,072
	Electronic Arts Inc.	136,642	23,496
	Target Corp.	238,122	22,855
*	Copart Inc.	463,266	22,612
*	Take-Two Interactive Software Inc.	93,769	21,874
	eBay Inc.	241,294	21,864
	Yum! Brands Inc.	146,024	21,461
	Garmin Ltd.	85,377	20,646
*	Coupang Inc.	650,379	18,588
*	Carnival Corp.	566,180	18,055
	Tractor Supply Co.	278,462	17,198
	Lennar Corp. Class A	119,839	15,955
	PulteGroup Inc.	104,595	13,809
*	Live Nation Entertainment Inc.	82,885	13,800
	Expedia Group Inc.	63,373	13,613
*	Warner Bros Discovery Inc.	1,168,286	13,599
*	Trade Desk Inc. Class A	233,881	12,784
	Dollar General Corp.	115,126	12,521
*	NVR Inc.	1,469	11,925
	Williams-Sonoma Inc.	62,069	11,681
*	Ulta Beauty Inc.	23,665	11,660
*	Dollar Tree Inc.	106,464	11,623
1

FTSE Social Index Fund
		Shares	Market Value• ($000)
	Estee Lauder Cos. Inc. Class A	122,496	11,237
*	Lululemon Athletica Inc.	55,164	11,154
*	Liberty Media Corp.-Liberty Formula One Class C	109,954	10,984
	Genuine Parts Co.	72,692	10,128
*	Burlington Stores Inc.	32,939	9,575
*	Aptiv plc	119,827	9,530
*	Deckers Outdoor Corp.	79,197	9,474
	Rollins Inc.	147,099	8,317
	Omnicom Group Inc.	101,180	7,925
	Domino's Pizza Inc.	16,660	7,635
	Best Buy Co. Inc.	101,299	7,460
	Fox Corp. Class A	113,116	6,753
	Pool Corp.	18,829	5,850
	News Corp. Class A	198,465	5,837
*	Rivian Automotive Inc. Class A	406,202	5,512
	Interpublic Group of Cos. Inc.	193,304	5,188
*	CarMax Inc.	79,900	4,902
*	United Airlines Holdings Inc.	42,880	4,502
	Fox Corp. Class B	69,305	3,781
	Southwest Airlines Co.	74,820	2,462
	News Corp. Class B	58,609	1,985
*	Liberty Media Corp.-Liberty Formula One Class A	11,870	1,070
	Lennar Corp. Class B	4,831	614
			4,008,081
Consumer Staples (3.8%)
	Procter & Gamble Co.	1,230,687	193,267
	Coca-Cola Co.	2,037,649	140,578
	PepsiCo Inc.	717,984	106,728
	CVS Health Corp.	656,224	48,003
	McKesson Corp.	65,758	45,152
	Mondelez International Inc. Class A	678,824	41,707
	Colgate-Palmolive Co.	421,177	35,408
	Cencora Inc.	95,933	27,975
	Corteva Inc.	358,400	26,590
*	Monster Beverage Corp.	365,456	22,808
	Kimberly-Clark Corp.	174,082	22,481
	Kroger Co.	317,686	21,552
	Kenvue Inc.	995,470	20,616
	Sysco Corp.	254,172	20,453
	Keurig Dr Pepper Inc.	678,422	19,735
	Archer-Daniels-Midland Co.	250,356	15,682
	General Mills Inc.	286,797	14,148
	Hershey Co.	76,298	14,020
	Kraft Heinz Co.	447,130	12,506
	Church & Dwight Co. Inc.	129,085	12,026
	Kellanova	145,613	11,576
	McCormick & Co. Inc.	132,701	9,338
	Tyson Foods Inc. Class A	146,637	8,326
	Clorox Co.	64,588	7,634
	J M Smucker Co.	54,315	6,002
	Bunge Global SA	69,604	5,862
	Conagra Brands Inc.	249,434	4,772
	Hormel Foods Corp.	151,595	3,857
	The Campbell's Co.	101,616	3,245
			922,047
Energy (0.0%)
*	First Solar Inc.	53,200	10,384
Financials (10.5%)
	JPMorgan Chase & Co.	1,455,146	438,610
	Bank of America Corp.	3,593,514	182,335
	Goldman Sachs Group Inc.	159,534	118,893
	Citigroup Inc.	970,605	93,731
	Morgan Stanley	603,450	90,807
	S&P Global Inc.	164,658	90,305
	Blackrock Inc.	79,935	90,098
	Charles Schwab Corp.	894,195	85,700
	Progressive Corp.	307,025	75,854
	Blackstone Inc.	383,489	65,730
2

FTSE Social Index Fund
		Shares	Market Value• ($000)
	Chubb Ltd.	194,989	53,636
	Marsh & McLennan Cos. Inc.	258,579	53,218
	Intercontinental Exchange Inc.	298,902	52,786
	CME Group Inc.	188,426	50,217
	PNC Financial Services Group Inc.	207,023	42,945
	Moody's Corp.	81,444	41,517
	Aon plc Class A (XNYS)	110,008	40,373
*	Robinhood Markets Inc. Class A	387,754	40,338
	Arthur J Gallagher & Co.	132,862	40,224
	US Bancorp	818,283	39,957
	Bank of New York Mellon Corp.	375,057	39,606
*	Coinbase Global Inc. Class A	108,078	32,914
	Travelers Cos. Inc.	118,446	32,159
	Truist Financial Corp.	686,418	32,138
	Apollo Global Management Inc.	215,996	29,425
	Allstate Corp.	138,249	28,127
	Aflac Inc.	255,205	27,271
	Ameriprise Financial Inc.	50,054	25,768
	American International Group Inc.	305,756	24,864
*	NU Holdings Ltd. Class A	1,672,729	24,756
	MetLife Inc.	294,743	23,980
	MSCI Inc.	39,397	22,367
	Nasdaq Inc.	216,037	20,467
	Prudential Financial Inc.	185,779	20,373
	Hartford Insurance Group Inc.	148,681	19,672
	Ares Management Corp. Class A	98,562	17,662
	Arch Capital Group Ltd.	191,120	17,493
	State Street Corp.	150,867	17,345
	M&T Bank Corp.	85,160	17,173
	Willis Towers Watson plc	51,915	16,965
	Raymond James Financial Inc.	95,763	16,226
	Fifth Third Bancorp	348,773	15,963
	Broadridge Financial Solutions Inc.	61,037	15,602
	LPL Financial Holdings Inc.	41,736	15,212
	Brown & Brown Inc.	144,440	14,004
	Huntington Bancshares Inc.	757,981	13,500
	Northern Trust Corp.	101,343	13,304
	Cboe Global Markets Inc.	54,908	12,956
	Regions Financial Corp.	470,849	12,897
*	Markel Group Inc.	6,530	12,793
	Cincinnati Financial Corp.	80,735	12,401
	T Rowe Price Group Inc.	114,648	12,338
	Citizens Financial Group Inc.	227,743	11,906
	W R Berkley Corp.	159,152	11,410
	First Citizens BancShares Inc. Class A	5,163	10,243
	KeyCorp	495,607	9,595
	Principal Financial Group Inc.	116,395	9,371
	Credicorp Ltd.	36,098	9,284
	Equitable Holdings Inc.	160,287	8,537
	Fidelity National Financial Inc.	136,249	8,157
	Everest Group Ltd.	22,010	7,525
	FactSet Research Systems Inc.	19,901	7,429
	Annaly Capital Management Inc.	313,380	6,641
	RenaissanceRe Holdings Ltd.	25,038	6,084
	Ally Financial Inc.	144,624	5,937
	Franklin Resources Inc.	161,089	4,134
	CNA Financial Corp.	10,890	540
			2,561,788
Health Care (9.5%)
	Eli Lilly & Co.	419,750	307,500
	AbbVie Inc.	928,213	195,296
	UnitedHealth Group Inc.	476,778	147,739
	Abbott Laboratories	907,261	120,357
	Merck & Co. Inc.	1,320,136	111,050
	Thermo Fisher Scientific Inc.	197,851	97,485
*	Intuitive Surgical Inc.	186,988	88,501
*	Boston Scientific Corp.	773,396	81,593
	Amgen Inc.	281,815	81,081
	Gilead Sciences Inc.	652,521	73,715
3

FTSE Social Index Fund
		Shares	Market Value• ($000)
	Pfizer Inc.	2,976,511	73,698
	Stryker Corp.	180,346	70,589
	Danaher Corp.	334,244	68,794
	Medtronic plc	671,914	62,360
*	Vertex Pharmaceuticals Inc.	134,742	52,687
	Bristol-Myers Squibb Co.	1,067,758	50,377
	Cigna Group	140,195	42,180
	Elevance Health Inc.	118,482	37,754
	HCA Healthcare Inc.	91,622	37,012
	Zoetis Inc.	233,796	36,566
	Regeneron Pharmaceuticals Inc.	54,643	31,731
*	Alnylam Pharmaceuticals Inc.	65,394	29,199
	Becton Dickinson & Co.	149,863	28,921
*	IDEXX Laboratories Inc.	42,280	27,359
*	Edwards Lifesciences Corp.	301,532	24,527
	ResMed Inc.	76,482	20,995
*	Veeva Systems Inc. Class A	77,331	20,818
	Humana Inc.	63,232	19,201
	Cardinal Health Inc.	126,517	18,823
	Agilent Technologies Inc.	149,238	18,753
	GE Healthcare Inc.	239,759	17,677
*	IQVIA Holdings Inc.	91,766	17,510
*	Dexcom Inc.	204,796	15,429
	STERIS plc	51,419	12,601
*	Insulet Corp.	36,750	12,491
	Labcorp Holdings Inc.	43,796	12,175
	Zimmer Biomet Holdings Inc.	103,697	11,002
	Quest Diagnostics Inc.	58,368	10,602
*	Biogen Inc.	76,491	10,114
*	Waters Corp.	31,213	9,420
	West Pharmaceutical Services Inc.	37,517	9,265
*	Illumina Inc.	82,910	8,288
*	Hologic Inc.	116,912	7,847
*	ICON plc	43,106	7,670
*	Centene Corp.	260,236	7,557
	Royalty Pharma plc Class A	204,412	7,355
*	Cooper Cos. Inc.	104,398	7,036
*	Incyte Corp.	82,918	7,016
	Baxter International Inc.	268,477	6,629
	Viatris Inc.	621,586	6,558
*	BioMarin Pharmaceutical Inc.	99,641	5,806
	Revvity Inc.	62,966	5,674
	Universal Health Services Inc. Class B	28,857	5,240
*	Align Technology Inc.	35,924	5,100
*	Molina Healthcare Inc.	28,105	5,082
*	Avantor Inc.	346,241	4,664
	Bio-Techne Corp.	82,192	4,490
*	Moderna Inc.	185,903	4,478
*	DaVita Inc.	20,043	2,761
			2,324,198
Industrials (7.6%)
	Visa Inc. Class A	892,408	313,931
	Mastercard Inc. Class A	426,267	253,752
	American Express Co.	287,777	95,335
	Accenture plc Class A	327,965	85,261
	Capital One Financial Corp.	329,345	74,834
	Automatic Data Processing Inc.	213,501	64,915
	Deere & Co.	128,013	61,272
	Trane Technologies plc	116,799	48,542
	Illinois Tool Works Inc.	153,513	40,627
	CRH plc	355,340	40,136
*	Fiserv Inc.	289,055	39,942
	Cintas Corp.	180,134	37,834
	Johnson Controls International plc	345,889	36,972
*	PayPal Holdings Inc.	510,172	35,809
	United Parcel Service Inc. Class B (XNYS)	384,528	33,623
*	Axon Enterprise Inc.	39,083	29,206
	Carrier Global Corp.	421,967	27,512
	PACCAR Inc.	270,006	26,995
4

FTSE Social Index Fund
		Shares	Market Value• ($000)
	FedEx Corp.	114,044	26,352
	Paychex Inc.	169,047	23,574
	Ferguson Enterprises Inc.	101,466	23,454
*	Block Inc. (XNYS)	285,291	22,721
	Vulcan Materials Co.	69,254	20,164
	Verisk Analytics Inc.	73,315	19,657
	Martin Marietta Materials Inc.	31,414	19,364
	Fidelity National Information Services Inc.	275,840	19,256
*	Fair Isaac Corp.	12,448	18,941
	Otis Worldwide Corp.	207,003	17,881
	DuPont de Nemours Inc.	219,254	16,865
	Ingersoll Rand Inc. (XYNS)	211,397	16,791
	Equifax Inc.	64,846	15,972
	Synchrony Financial	199,254	15,211
	Old Dominion Freight Line Inc.	97,606	14,736
*	Keysight Technologies Inc.	90,119	14,728
*	Mettler-Toledo International Inc.	10,903	14,185
	Veralto Corp.	124,959	13,269
	Dover Corp.	71,067	12,711
*	Corpay Inc.	35,618	11,600
	Global Payments Inc.	127,848	11,355
*	Trimble Inc.	124,863	10,091
	Packaging Corp. of America	46,287	10,089
	Pentair plc	85,731	9,219
	TransUnion	102,160	9,031
	Snap-on Inc.	26,859	8,736
	Expeditors International of Washington Inc.	71,846	8,660
	Fortive Corp.	177,927	8,516
*	Zebra Technologies Corp. Class A	26,640	8,447
	Masco Corp.	110,586	8,116
*	Builders FirstSource Inc.	58,506	8,114
	CH Robinson Worldwide Inc.	61,565	7,923
	Ball Corp.	148,016	7,792
	Allegion plc	45,100	7,658
	Jack Henry & Associates Inc.	38,050	6,212
	JB Hunt Transport Services Inc.	41,828	6,065
	Stanley Black & Decker Inc.	81,006	6,018
	CNH Industrial NV	460,014	5,267
*	Ralliant Corp.	59,303	2,479
			1,853,718
Real Estate (2.4%)
	Welltower Inc.	343,288	57,769
	Prologis Inc.	486,003	55,297
	American Tower Corp.	245,078	49,959
	Equinix Inc.	51,203	40,255
	Simon Property Group Inc.	169,751	30,667
	Digital Realty Trust Inc.	176,723	29,626
	Realty Income Corp.	467,917	27,495
*	CBRE Group Inc. Class A	155,779	25,255
	Public Storage	82,743	24,375
	Crown Castle Inc.	227,297	22,534
*	CoStar Group Inc.	218,751	19,576
	Extra Space Storage Inc.	110,342	15,843
	Ventas Inc.	228,519	15,558
	AvalonBay Communities Inc.	74,482	14,587
	Iron Mountain Inc.	153,766	14,197
	Equity Residential	198,349	13,115
	SBA Communications Corp.	56,278	11,529
	Invitation Homes Inc.	320,354	10,024
	Essex Property Trust Inc.	33,365	9,016
	Mid-America Apartment Communities Inc.	60,982	8,892
	Sun Communities Inc.	66,219	8,401
	Kimco Realty Corp.	350,216	7,876
	WP Carey Inc.	113,598	7,622
	Alexandria Real Estate Equities Inc.	89,894	7,411
*	Zillow Group Inc. Class C	85,254	7,188
	Regency Centers Corp.	94,672	6,864
	UDR Inc.	173,142	6,851
	Healthpeak Properties Inc.	363,291	6,517
5

FTSE Social Index Fund
		Shares	Market Value• ($000)
	Host Hotels & Resorts Inc.	359,395	6,185
	BXP Inc.	83,010	6,019
	Equity LifeStyle Properties Inc.	99,344	5,990
	Millrose Properties Inc.	62,783	2,217
*	Zillow Group Inc. Class A	26,112	2,128
			576,838
Technology (45.8%)
	NVIDIA Corp.	12,262,555	2,135,892
	Microsoft Corp.	3,885,824	1,968,908
	Apple Inc.	7,723,529	1,792,940
	Meta Platforms Inc. Class A	1,143,976	845,055
	Broadcom Inc.	2,419,749	719,609
	Alphabet Inc. Class A	3,045,531	648,424
	Alphabet Inc. Class C	2,479,926	529,539
	Oracle Corp.	867,570	196,184
*	Palantir Technologies Inc. Class A	1,144,468	179,350
*	Advanced Micro Devices Inc.	843,772	137,223
	Salesforce Inc.	489,172	125,350
*	ServiceNow Inc.	108,285	99,347
	Texas Instruments Inc.	476,181	96,417
	Intuit Inc.	143,056	95,418
	QUALCOMM Inc.	575,987	92,578
*	Adobe Inc.	222,980	79,537
	Micron Technology Inc.	585,411	69,670
	Applied Materials Inc.	425,442	68,394
	Lam Research Corp.	669,934	67,094
*	Palo Alto Networks Inc.	344,155	65,568
	KLA Corp.	69,724	60,799
*	AppLovin Corp. Class A	124,916	59,784
*	Synopsys Inc.	96,704	58,363
*	Intel Corp.	2,289,648	55,753
*	Crowdstrike Holdings Inc. Class A	127,960	54,217
*	Cadence Design Systems Inc.	142,956	50,096
*	DoorDash Inc. Class A	187,986	46,104
*	Strategy Inc.	130,870	43,764
*	Snowflake Inc.	163,753	39,081
*	Autodesk Inc.	111,612	35,124
*	Cloudflare Inc. Class A	161,675	33,743
	NXP Semiconductors NV	134,080	31,489
	Roper Technologies Inc.	56,244	29,602
	Marvell Technology Inc.	452,910	28,472
	Corning Inc.	409,055	27,419
*	Fortinet Inc.	333,354	26,258
*	Workday Inc. Class A	112,722	26,019
	Vertiv Holdings Co. Class A	199,319	25,423
*	Datadog Inc. Class A	161,610	22,089
	Monolithic Power Systems Inc.	24,247	20,265
	Cognizant Technology Solutions Corp. Class A	258,560	18,681
	Seagate Technology Holdings plc	109,768	18,375
	Microchip Technology Inc.	276,459	17,970
	Hewlett Packard Enterprise Co.	686,812	15,501
*	Atlassian Corp. Ltd. Class A	84,826	15,080
	Western Digital Corp.	181,286	14,565
*	Zscaler Inc.	51,173	14,177
	HP Inc.	493,963	14,098
*	PTC Inc.	62,498	13,343
*	MongoDB Inc.	41,333	13,045
*	HubSpot Inc.	26,650	12,876
*	Tyler Technologies Inc.	22,558	12,697
*	Pure Storage Inc. Class A	162,774	12,633
	VeriSign Inc.	44,186	12,079
	NetApp Inc.	106,450	12,007
	CDW Corp.	68,951	11,360
*	Pinterest Inc. Class A	309,582	11,340
*	Zoom Communications Inc.	137,707	11,212
*	Super Micro Computer Inc. (XNGS)	269,106	11,179
*	ON Semiconductor Corp.	220,953	10,957
*	Flex Ltd.	199,590	10,702
*	GoDaddy Inc. Class A	72,041	10,684
6

FTSE Social Index Fund
		Shares	Market Value• ($000)
	Teradyne Inc.	84,286	9,966
*	Gartner Inc.	39,267	9,863
	SS&C Technologies Holdings Inc.	110,840	9,827
*	F5 Inc.	30,182	9,451
	Gen Digital Inc. (XNGS)	287,936	8,696
*	Check Point Software Technologies Ltd.	44,494	8,594
*	Docusign Inc.	105,266	8,070
*	Okta Inc.	86,339	8,010
*	Twilio Inc. Class A	74,107	7,826
	Skyworks Solutions Inc.	80,329	6,020
*	Akamai Technologies Inc.	75,203	5,951
*	EPAM Systems Inc.	28,700	5,062
*	Sandisk Corp.	70,682	3,709
*	GLOBALFOUNDRIES Inc.	53,844	1,798
			11,183,765
Telecommunications (2.5%)
	Cisco Systems Inc.	2,085,427	144,082
	AT&T Inc.	3,675,372	107,652
	Verizon Communications Inc.	2,212,866	97,875
*	Arista Networks Inc.	540,500	73,805
	Comcast Corp. Class A	1,940,518	65,920
	T-Mobile US Inc.	237,943	59,959
	Motorola Solutions Inc.	87,297	41,244
*	Charter Communications Inc. Class A	47,491	12,613
			603,150
Utilities (0.4%)
	Waste Management Inc.	193,837	43,883
	Republic Services Inc.	106,130	24,831
	Exelon Corp.	529,554	23,131
	American Water Works Co. Inc.	102,008	14,639
			106,484
Total Common Stocks (Cost $10,527,283)			24,407,682
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 4.362% (Cost $2,592)	25,920	2,592
Total Investments (99.9%) (Cost $10,529,875)			24,410,274
Other Assets and Liabilities—Net (0.1%)			15,432
Net Assets (100%)			24,425,706
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	73	23,626	55

See accompanying Notes, which are an integral part of the Financial Statements.
7

FTSE Social Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $10,527,283)	24,407,682
Affiliated Issuers (Cost $2,592)	2,592
Total Investments in Securities	24,410,274
Investment in Vanguard	620
Cash Collateral Pledged—Futures Contracts	1,310
Receivables for Investment Securities Sold	2,465
Receivables for Accrued Income	13,863
Receivables for Capital Shares Issued	9,101
Total Assets	24,437,633
Liabilities
Due to Custodian	2,429
Payables for Investment Securities Purchased	33
Payables for Capital Shares Redeemed	8,269
Payables to Vanguard	1,064
Variation Margin Payable—Futures Contracts	132
Total Liabilities	11,927
Net Assets	24,425,706
At August 31, 2025, net assets consisted of:

Paid-in Capital	11,213,429
Total Distributable Earnings (Loss)	13,212,277
Net Assets	24,425,706

Admiral™ Shares—Net Assets
Applicable to 193,815,393 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,985,600
Net Asset Value Per Share—Admiral Shares	$61.84

Institutional Shares—Net Assets
Applicable to 279,429,290 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,440,106
Net Asset Value Per Share—Institutional Shares	$44.52

See accompanying Notes, which are an integral part of the Financial Statements.
8

FTSE Social Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	249,869
Interest[2]	921
Securities Lending—Net	97
Total Income	250,887
Expenses
The Vanguard Group—Note B
Investment Advisory Services	376
Management and Administrative—Admiral Shares	14,009
Management and Administrative—Institutional Shares	9,319
Marketing and Distribution—Admiral Shares	560
Marketing and Distribution—Institutional Shares	311
Custodian Fees	169
Auditing Fees	28
Shareholders’ Reports and Proxy Fees—Admiral Shares	186
Shareholders’ Reports and Proxy Fees—Institutional Shares	211
Trustees’ Fees and Expenses	13
Other Expenses	29
Total Expenses	25,211
Net Investment Income	225,676
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	114,635
Futures Contracts	(429)
Realized Net Gain (Loss)	114,206
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	3,203,621
Futures Contracts	(626)
Change in Unrealized Appreciation (Depreciation)	3,202,995
Net Increase (Decrease) in Net Assets Resulting from Operations	3,542,877
1	Dividends are net of foreign withholding taxes of $74.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $827, $2, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $118,659 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
9

FTSE Social Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	225,676	203,549
Realized Net Gain (Loss)	114,206	20,523
Change in Unrealized Appreciation (Depreciation)	3,202,995	4,349,055
Net Increase (Decrease) in Net Assets Resulting from Operations	3,542,877	4,573,127
Distributions
Admiral Shares	(112,263)	(111,372)
Institutional Shares	(114,668)	(105,941)
Total Distributions	(226,931)	(217,313)
Capital Share Transactions
Admiral Shares	(503,692)	125,825
Institutional Shares	329,349	742,708
Net Increase (Decrease) from Capital Share Transactions	(174,343)	868,533
Total Increase (Decrease)	3,141,603	5,224,347
Net Assets
Beginning of Period	21,284,103	16,059,756
End of Period	24,425,706	21,284,103

See accompanying Notes, which are an integral part of the Financial Statements.
10

FTSE Social Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$53.54	$42.36	$36.76	$44.39	$34.27
Investment Operations
Net Investment Income[1]	.554	.518	.494	.464	.432
Net Realized and Unrealized Gain (Loss) on Investments	8.305	11.219	5.583	(7.647)	10.110
Total from Investment Operations	8.859	11.737	6.077	(7.183)	10.542
Distributions
Dividends from Net Investment Income	(.559)	(.557)	(.477)	(.447)	(.422)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.559)	(.557)	(.477)	(.447)	(.422)
Net Asset Value, End of Period	$61.84	$53.54	$42.36	$36.76	$44.39
Total Return[2]	16.67%	27.91%	16.74%	-16.28%	31.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,986	$10,859	$8,489	$7,512	$8,573
Ratio of Total Expenses to Average Net Assets	0.13%	0.14%[3]	0.14%[3]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	0.98%	1.10%	1.31%	1.12%	1.13%
Portfolio Turnover Rate	7%[4]	4%	5%[4]	8%[4]	4%[4]
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
11

FTSE Social Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$38.54	$30.49	$26.47	$31.96	$24.67
Investment Operations
Net Investment Income[1]	.416	.380	.362	.340	.317
Net Realized and Unrealized Gain (Loss) on Investments	5.980	8.078	4.007	(5.502)	7.282
Total from Investment Operations	6.396	8.458	4.369	(5.162)	7.599
Distributions
Dividends from Net Investment Income	(.416)	(.408)	(.349)	(.328)	(.309)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.416)	(.408)	(.349)	(.328)	(.309)
Net Asset Value, End of Period	$44.52	$38.54	$30.49	$26.47	$31.96
Total Return	16.73%	27.95%	16.71%	-16.25%	31.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,440	$10,425	$7,570	$5,993	$6,630
Ratio of Total Expenses to Average Net Assets	0.09%	0.12%[2]	0.12%[2]	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.03%	1.12%	1.33%	1.14%	1.15%
Portfolio Turnover Rate	7%[3]	4%	5%[3]	8%[3]	4%[3]
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
12

FTSE Social Index Fund
Notes to Financial Statements
Vanguard FTSE Social Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
13

FTSE Social Index Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $620,000, representing less than 0.01% of the fund’s net assets and 0.25% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	118,347
Total Distributable Earnings (Loss)	(118,347)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	36,455
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	13,826,912
Capital Loss Carryforwards	(651,090)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	13,212,277
14

FTSE Social Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	226,931	217,313
Long-Term Capital Gains	—	—
Total	226,931	217,313
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,583,362
Gross Unrealized Appreciation	14,386,890
Gross Unrealized Depreciation	(559,978)
Net Unrealized Appreciation (Depreciation)	13,826,912
E.	During the year ended August 31, 2025, the fund purchased $1,759,128,000 of investment securities and sold $1,664,247,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $241,201,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $301,774,000 and sales were $153,408,000, resulting in net realized loss of $24,771,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,831,675	32,856	1,605,557	34,161
Issued in Lieu of Cash Distributions	95,722	1,731	96,196	2,070
Redeemed	(2,431,089)	(43,599)	(1,575,928)	(33,820)
Net Increase (Decrease)—Admiral Shares	(503,692)	(9,012)	125,825	2,411
Institutional Shares
Issued	2,041,762	50,890	1,626,167	48,432
Issued in Lieu of Cash Distributions	112,730	2,831	104,365	3,114
Redeemed	(1,825,143)	(44,810)	(987,824)	(29,305)
Net Increase (Decrease)—Institutional Shares	329,349	8,911	742,708	22,241
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its
15

FTSE Social Index Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
16

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard FTSE Social Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard FTSE Social Index Fund (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
17

Tax information (unaudited)
For corporate shareholders, 97.3%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $223,477,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $433,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Q2130 102025
18

Financial Statements
For the year ended August 31, 2025
Vanguard U.S. Sector Index Funds
Vanguard Communication Services Index Fund
Vanguard Consumer Discretionary Index Fund
Vanguard Consumer Staples Index Fund
Vanguard Energy Index Fund
Vanguard Financials Index Fund
Vanguard Health Care Index Fund
Vanguard Industrials Index Fund
Vanguard Information Technology Index Fund
Vanguard Materials Index Fund
Vanguard Utilities Index Fund

Contents
Communication Services Index Fund	1
Consumer Discretionary Index Fund	13
Consumer Staples Index Fund	28
Energy Index Fund	40
Financials Index Fund	52
Health Care Index Fund	68
Industrials Index Fund	84
Information Technology Index Fund	100
Materials Index Fund	115
Utilities Index Fund	127
Report of Independent Registered Public Accounting Firm	138
Tax information	139

Communication Services Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Diversified Telecommunication Services (11.1%)
	AT&T Inc.	8,936,354	261,746
	Verizon Communications Inc.	5,368,647	237,455
*	Frontier Communications Parent Inc.	997,538	36,989
*	AST SpaceMobile Inc.	726,922	35,575
*	Lumen Technologies Inc.	3,883,437	19,301
	Iridium Communications Inc.	387,874	9,654
*	Liberty Global Ltd. Class A	657,902	7,724
	Cogent Communications Holdings Inc.	186,760	7,140
*	Liberty Global Ltd. Class C	570,689	6,820
*	Globalstar Inc.	201,752	6,038
	IDT Corp. Class B	84,835	5,435
*	Liberty Latin America Ltd. Class C	536,523	4,421
	Uniti Group Inc.	591,785	3,728
*	GCI Liberty Inc. Class C	91,698	3,360
	Shenandoah Telecommunications Co.	185,799	2,462
*	Bandwidth Inc. Class A	110,783	1,662
*	Anterix Inc.	40,971	972
*	Liberty Latin America Ltd. Class A	118,601	956
	ATN International Inc.	40,288	685
*	GCI Liberty Inc. Class A	14,700	549
			652,672
Entertainment (21.6%)
	Walt Disney Co.	2,228,042	263,756
*	Netflix Inc.	212,449	256,692
*	Roblox Corp. Class A	1,018,044	126,838
*	Take-Two Interactive Software Inc.	399,854	93,274
	Electronic Arts Inc.	521,281	89,634
*	Live Nation Entertainment Inc.	475,599	79,182
*	Warner Bros Discovery Inc.	6,648,902	77,393
*	Liberty Media Corp.-Liberty Formula One Class C	725,233	72,451
	TKO Group Holdings Inc.	277,058	52,519
*	Roku Inc.	516,142	49,839
	Warner Music Group Corp. Class A	523,616	17,463
*	Liberty Media Corp.-Liberty Live Class C	177,850	17,319
*	Madison Square Garden Sports Corp.	62,193	12,304
	Cinemark Holdings Inc.	412,438	10,641
*	Atlanta Braves Holdings Inc. Class C	182,732	8,219
*	Liberty Media Corp.-Liberty Live Class A	71,428	6,759
*	Madison Square Garden Entertainment Corp.	153,999	6,269
*	Lionsgate Studios Corp.	853,857	5,490
*	IMAX Corp.	182,016	5,198
*	AMC Entertainment Holdings Inc. Class A	1,725,889	4,850
*	Sphere Entertainment Co.	104,779	4,748
	Marcus Corp.	92,034	1,421
*	Atlanta Braves Holdings Inc. Class A	27,897	1,325
*	Eventbrite Inc. Class A	303,739	805
*	Playstudios Inc.	369,201	357
*	Vivid Seats Inc. Class A	12,983	230
			1,264,976
Interactive Media & Services (49.8%)
	Meta Platforms Inc. Class A	1,671,277	1,234,572
	Alphabet Inc. Class A	3,661,523	779,575
	Alphabet Inc. Class C	2,767,552	590,955
*	Pinterest Inc. Class A	1,987,827	72,814
*	Reddit Inc. Class A	311,883	70,199
	Match Group Inc.	928,269	34,662
*	Snap Inc. Class A	4,268,103	30,474
*	ZoomInfo Technologies Inc.	1,115,457	12,159
*	Cargurus Inc.	337,670	11,683

Communication Services Index Fund
		Shares	Market Value• ($000)
*	Trump Media & Technology Group Corp.	663,257	11,627
*	IAC Inc.	280,320	10,265
*	Yelp Inc.	241,672	7,642
*	TripAdvisor Inc.	399,964	6,967
*	Ziff Davis Inc.	167,702	6,408
*	fuboTV Inc.	1,360,879	4,804
*	QuinStreet Inc.	215,589	3,380
*	Cars.com Inc.	238,051	3,107
*	Angi Inc.	162,526	2,880
*	EverQuote Inc. Class A	110,254	2,563
*	Vimeo Inc.	588,053	2,470
*	Grindr Inc.	156,351	2,445
*	Bumble Inc. Class A	356,025	2,197
*,1	Rumble Inc.	299,752	2,185
*,1	Taboola.com Ltd.	624,005	2,084
	Shutterstock Inc.	99,008	2,072
*	Nextdoor Holdings Inc.	841,710	1,726
*	ZipRecruiter Inc. Class A	260,372	1,302
*	Mediaalpha Inc. Class A	122,502	1,295
			2,914,512
Media (13.7%)
	Comcast Corp. Class A	5,254,186	178,485
*	Trade Desk Inc. Class A	1,444,516	78,957
*	Charter Communications Inc. Class A	281,250	74,694
	Omnicom Group Inc.	772,596	60,517
	News Corp. Class A	1,504,676	44,253
	Interpublic Group of Cos. Inc.	1,473,236	39,542
	Fox Corp. Class A	647,933	38,682
	New York Times Co. Class A	614,690	36,783
*	EchoStar Corp. Class A	559,545	34,574
	Fox Corp. Class B	564,159	30,775
*	Liberty Broadband Corp. Class C	441,430	26,865
	Nexstar Media Group Inc.	114,253	23,368
	Sirius XM Holdings Inc.	807,894	19,099
*,1	Paramount Skydance Corp. Class B	1,273,560	18,721
*	Magnite Inc.	562,265	14,591
	News Corp. Class B	412,186	13,961
	TEGNA Inc.	641,189	13,593
*	DoubleVerify Holdings Inc.	551,311	8,970
	John Wiley & Sons Inc. Class A	169,272	6,869
*	Liberty Broadband Corp. Class A	96,455	5,852
	Cable One Inc.	19,060	3,078
*	Integral Ad Science Holding Corp.	328,756	2,956
*	Gannett Co. Inc.	554,303	2,278
*	Altice USA Inc. Class A	960,204	2,247
	Scholastic Corp.	87,580	2,247
*	Thryv Holdings Inc.	166,660	2,143
	Gray Media Inc.	349,022	2,140
	Sinclair Inc.	145,984	2,112
*	Stagwell Inc.	373,297	2,105
*	Ibotta Inc. Class A	55,371	1,492
*	PubMatic Inc. Class A	152,422	1,322
*	Boston Omaha Corp. Class A	98,308	1,311
	National CineMedia Inc.	263,042	1,155
*	Clear Channel Outdoor Holdings Inc.	890,620	1,104
*	AMC Networks Inc. Class A	133,261	941
*	WideOpenWest Inc.	170,295	867
*	iHeartMedia Inc. Class A	403,033	859
*	EW Scripps Co. Class A	241,542	722
*	Advantage Solutions Inc.	387,669	706
*	TechTarget Inc.	113,942	672
*	Cardlytics Inc.	177,792	181
			801,789
Other (0.0%)[2]
*,3	GCI Liberty Inc.	188,049	—
Wireless Telecommunication Services (3.5%)
	T-Mobile US Inc.	711,945	179,403
	Telephone & Data Systems Inc.	406,202	16,285

Communication Services Index Fund
		Shares	Market Value• ($000)
	United States Cellular Corp.	62,192	3,348
*	Gogo Inc.	289,855	3,182
	Spok Holdings Inc.	81,986	1,489
			203,707
Total Common Stocks (Cost $4,856,196)			5,837,656
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[4,5]	Vanguard Market Liquidity Fund, 4.362% (Cost $18,029)	180,319	18,030
Total Investments (100.0%) (Cost $4,874,225)			5,855,686
Other Assets and Liabilities—Net (0.0%)			(2,472)
Net Assets (100.0%)			5,853,214
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,887.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,032 was received for securities on loan, of which $1,636 is held in Vanguard Market Liquidity Fund and $396 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AST SpaceMobile Inc.	1/30/2026	GSI	3,125	(4.333)	52	—
Fox Corp.	8/31/2026	BANA	12,239	(4.334)	—	—
					52	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At August 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $712 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,856,196)	5,837,656
Affiliated Issuers (Cost $18,029)	18,030
Total Investments in Securities	5,855,686
Investment in Vanguard	148
Cash	1,018
Receivables for Investment Securities Sold	807
Receivables for Accrued Income	1,191
Receivables for Capital Shares Issued	1,039
Unrealized Appreciation—Over-the-Counter Swap Contracts	52
Total Assets	5,859,941
Liabilities
Payables for Investment Securities Purchased	4,409
Collateral for Securities on Loan	2,032
Payables for Capital Shares Redeemed	55
Payables to Vanguard	231
Total Liabilities	6,727
Net Assets	5,853,214
1 Includes $1,887 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	5,786,699
Total Distributable Earnings (Loss)	66,515
Net Assets	5,853,214

ETF Shares—Net Assets
Applicable to 30,742,368 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,537,383
Net Asset Value Per Share—ETF Shares	$180.12

Admiral™ Shares—Net Assets
Applicable to 3,440,909 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	315,831
Net Asset Value Per Share—Admiral Shares	$91.79

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends	49,475
Non-Cash Dividends	3,464
Interest[1]	398
Securities Lending—Net	4,512
Total Income	57,849
Expenses
The Vanguard Group—Note B
Investment Advisory Services	104
Management and Administrative—ETF Shares	3,530
Management and Administrative—Admiral Shares	215
Marketing and Distribution—ETF Shares	214
Marketing and Distribution—Admiral Shares	14
Custodian Fees	22
Auditing Fees	28
Shareholders’ Reports and Proxy Fees—ETF Shares	400
Shareholders’ Reports and Proxy Fees—Admiral Shares	7
Trustees’ Fees and Expenses	3
Other Expenses	29
Total Expenses	4,566
Net Investment Income	53,283
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	448,050
Swap Contracts	3,341
Realized Net Gain (Loss)	451,391
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	789,999
Swap Contracts	58
Change in Unrealized Appreciation (Depreciation)	790,057
Net Increase (Decrease) in Net Assets Resulting from Operations	1,294,731
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $389, $4, and ($2), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $596,025 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	53,283	43,445
Realized Net Gain (Loss)	451,391	329,193
Change in Unrealized Appreciation (Depreciation)	790,057	601,377
Net Increase (Decrease) in Net Assets Resulting from Operations	1,294,731	974,015
Distributions
ETF Shares	(51,314)	(39,108)
Admiral Shares	(2,850)	(1,738)
Total Distributions	(54,164)	(40,846)
Capital Share Transactions
ETF Shares	370,195	(325,506)
Admiral Shares	39,228	56,606
Net Increase (Decrease) from Capital Share Transactions	409,423	(268,900)
Total Increase (Decrease)	1,649,990	664,269
Net Assets
Beginning of Period	4,203,224	3,538,955
End of Period	5,853,214	4,203,224

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$139.25	$109.41	$94.12	$149.87	$108.04
Investment Operations
Net Investment Income[1]	1.723	1.366	1.128	1.110	1.018
Net Realized and Unrealized Gain (Loss) on Investments	40.898	29.757	15.127	(55.695)	41.708
Total from Investment Operations	42.621	31.123	16.255	(54.585)	42.726
Distributions
Dividends from Net Investment Income	(1.751)	(1.283)	(.965)	(1.165)	(.896)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.751)	(1.283)	(.965)	(1.165)	(.896)
Net Asset Value, End of Period	$180.12	$139.25	$109.41	$94.12	$149.87
Total Return	30.82%	28.62%	17.46%	-36.61%	39.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,537	$3,990	$3,424	$2,717	$4,787
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[2]	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.10%	1.10%	1.19%	0.92%	0.80%
Portfolio Turnover Rate[3]	12%	15%	15%	16%	15%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$70.96	$55.75	$47.97	$76.38	$55.06
Investment Operations
Net Investment Income[1]	.873	.690	.591	.572	.519
Net Realized and Unrealized Gain (Loss) on Investments	20.849	15.176	7.682	(28.388)	21.259
Total from Investment Operations	21.722	15.866	8.273	(27.816)	21.778
Distributions
Dividends from Net Investment Income	(.892)	(.656)	(.493)	(.594)	(.458)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.892)	(.656)	(.493)	(.594)	(.458)
Net Asset Value, End of Period	$91.79	$70.96	$55.75	$47.97	$76.38
Total Return[2]	30.82%	28.64%	17.44%	-36.61%	39.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$316	$213	$115	$70	$124
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.09%	1.08%	1.21%	0.93%	0.79%
Portfolio Turnover Rate[4]	12%	15%	15%	16%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Notes to Financial Statements
Vanguard Communication Services Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may

Communication Services Index Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $148,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,837,656	—	—	5,837,656
Temporary Cash Investments	18,030	—	—	18,030
Total	5,855,686	—	—	5,855,686
Derivative Financial Instruments
Assets
Swap Contracts	—	52	—	52
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.

Communication Services Index Fund
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	598,310
Total Distributable Earnings (Loss)	(598,310)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	11,045
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	951,260
Capital Loss Carryforwards	(895,790)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	66,515
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	54,164	40,846
Long-Term Capital Gains	—	—
Total	54,164	40,846
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,904,426
Gross Unrealized Appreciation	1,417,084
Gross Unrealized Depreciation	(465,824)
Net Unrealized Appreciation (Depreciation)	951,260
E.	During the year ended August 31, 2025, the fund purchased $633,284,000 of investment securities and sold $592,973,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,773,096,000 and $1,402,780,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $22,549,000 and sales were $12,639,000, resulting in net realized loss of $12,413,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,776,091	10,886	1,242,282[1]	10,010[1]
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,405,896)	(8,800)	(1,567,788)[1]	(12,650)[1]
Net Increase (Decrease)—ETF Shares	370,195	2,086	(325,506)	(2,640)

Communication Services Index Fund
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	148,447	1,819	148,084	2,359
Issued in Lieu of Cash Distributions	2,305	29	1,432	23
Redeemed	(111,524)	(1,406)	(92,910)	(1,444)
Net Increase (Decrease)—Admiral Shares	39,228	442	56,606	938
1	Includes unsettled in-kind transactions as of August 31, 2024 for 650,000 issued shares and 675,000 redeemed shares valued at $89,971,000 and $88,559,000, respectively, which settled shortly afterwards.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Consumer Discretionary Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Automobile Components (2.2%)
*	Aptiv plc	295,904	23,533
	BorgWarner Inc. (XNYS)	294,049	12,574
	Autoliv Inc.	96,996	12,034
*	Modine Manufacturing Co.	71,825	9,778
	Gentex Corp.	320,166	8,968
	Lear Corp.	78,821	8,670
*	Dorman Products Inc.	46,940	7,594
	Patrick Industries Inc.	57,245	6,403
	Visteon Corp.	48,321	5,990
*	QuantumScape Corp.	693,355	5,498
	Phinia Inc.	92,305	5,398
	Dana Inc.	264,061	5,323
	LCI Industries	49,469	5,215
*	Goodyear Tire & Rubber Co.	567,310	4,811
*	Mobileye Global Inc. Class A	336,721	4,717
*	Adient plc	188,980	4,687
	Garrett Motion Inc.	295,331	3,836
*	Gentherm Inc.	100,829	3,708
*	Fox Factory Holding Corp.	125,450	3,629
*	XPEL Inc.	90,422	3,360
	Standard Motor Products Inc.	83,612	3,245
*	American Axle & Manufacturing Holdings Inc.	489,654	2,850
*	Solid Power Inc.	556,088	2,408
*	Stoneridge Inc.	115,036	955
*	Holley Inc.	221,367	901
*,1	Luminar Technologies Inc.	183,129	311
			156,396
Automobiles (16.6%)
*	Tesla Inc.	3,012,259	1,005,703
	General Motors Co.	1,202,301	70,443
	Ford Motor Co.	4,289,124	50,483
*	Rivian Automotive Inc. Class A	1,004,650	13,633
	Thor Industries Inc.	74,812	8,199
	Harley-Davidson Inc.	207,994	6,057
*,1	Lucid Group Inc.	2,347,116	4,647
	Winnebago Industries Inc.	100,011	3,599
			1,162,764
Broadline Retail (25.1%)
*	Amazon.com Inc.	6,764,023	1,548,961
*	MercadoLibre Inc.	48,673	120,364
	eBay Inc.	538,023	48,750
*	Ollie's Bargain Outlet Holdings Inc.	87,570	11,107
*	Etsy Inc.	152,736	8,097
	Macy's Inc.	469,350	6,210
	Dillard's Inc. Class A	8,526	4,543
[1]	Kohl's Corp.	284,895	4,291
*	Groupon Inc.	106,024	2,767
*	Savers Value Village Inc.	160,274	1,938
*	QVC Group Inc.	31,736	272
			1,757,300
Distributors (0.8%)
	Genuine Parts Co.	161,049	22,439
	Pool Corp.	45,268	14,065
	LKQ Corp.	344,173	11,227
*,1	GigaCloud Technology Inc. Class A	102,489	2,713
	A-Mark Precious Metals Inc.	76,214	1,784
			52,228

Consumer Discretionary Index Fund
		Shares	Market Value• ($000)
Diversified Consumer Services (2.0%)
	Service Corp. International	179,421	14,219
*	Duolingo Inc.	43,891	13,073
*	Stride Inc.	65,006	10,608
	H&R Block Inc.	187,708	9,451
*	Bright Horizons Family Solutions Inc.	79,714	9,410
*	Grand Canyon Education Inc.	43,748	8,818
*	Adtalem Global Education Inc.	64,301	8,420
*	Frontdoor Inc.	131,034	7,960
*	Laureate Education Inc.	249,793	6,864
	ADT Inc.	765,802	6,670
	Graham Holdings Co. Class B	5,856	6,360
	OneSpaWorld Holdings Ltd.	219,251	4,949
	Perdoceo Education Corp.	146,938	4,811
	Strategic Education Inc.	55,128	4,485
*	Coursera Inc.	353,707	4,068
*	Universal Technical Institute Inc.	147,281	3,916
	Matthews International Corp. Class A	121,494	2,985
	Carriage Services Inc.	54,381	2,381
*	Udemy Inc.	337,810	2,318
*	Mister Car Wash Inc.	402,492	2,298
*	Lincoln Educational Services Corp.	117,653	2,213
*	KinderCare Learning Cos. Inc.	121,673	875
*	Chegg Inc.	445,526	655
*	European Wax Center Inc. Class A	124,540	534
			138,341
Hotels, Restaurants & Leisure (22.5%)
	McDonald's Corp.	753,040	236,108
	Booking Holdings Inc.	34,969	195,793
	Starbucks Corp.	1,210,679	106,770
	Royal Caribbean Cruises Ltd.	274,230	99,606
*	DoorDash Inc. Class A	380,408	93,295
	Hilton Worldwide Holdings Inc.	265,993	73,430
	Marriott International Inc. Class A	257,555	68,989
*	Chipotle Mexican Grill Inc.	1,471,106	61,992
*	Airbnb Inc. Class A	473,465	61,801
*	Flutter Entertainment plc	190,919	58,645
	Yum! Brands Inc.	308,623	45,358
*	Carnival Corp.	1,174,599	37,458
	Expedia Group Inc.	145,322	31,215
	Darden Restaurants Inc.	135,111	27,960
	Las Vegas Sands Corp.	431,182	24,849
*	DraftKings Inc. Class A	517,186	24,815
	Domino's Pizza Inc.	40,285	18,463
	Wynn Resorts Ltd.	124,601	15,793
	Texas Roadhouse Inc.	82,674	14,265
*	Norwegian Cruise Line Holdings Ltd.	561,169	13,939
	Aramark	332,234	12,994
*	MGM Resorts International	307,173	12,192
*	Planet Fitness Inc. Class A	116,016	12,159
	Wingstop Inc.	36,338	11,923
*	Dutch Bros Inc. Class A	164,570	11,821
*	Light & Wonder Inc.	114,737	10,610
*	Brinker International Inc.	63,622	9,924
	Wyndham Hotels & Resorts Inc.	110,263	9,550
	Churchill Downs Inc.	90,672	9,405
	Boyd Gaming Corp.	105,715	9,077
	Vail Resorts Inc.	54,354	8,903
*	Cava Group Inc.	131,104	8,856
	Hyatt Hotels Corp. Class A	60,916	8,789
*	Caesars Entertainment Inc.	299,978	8,030
	Travel & Leisure Co.	114,150	7,215
*	Shake Shack Inc. Class A	62,653	6,641
*	Life Time Group Holdings Inc.	225,315	6,291
	Cheesecake Factory Inc.	98,051	6,026
[1]	Choice Hotels International Inc.	49,104	5,872
	Red Rock Resorts Inc. Class A	93,240	5,769
*	Penn Entertainment Inc.	283,976	5,745
*	Hilton Grand Vacations Inc.	119,500	5,679

Consumer Discretionary Index Fund
		Shares	Market Value• ($000)
*	Rush Street Interactive Inc.	228,847	5,103
	Marriott Vacations Worldwide Corp.	62,805	4,908
*	Six Flags Entertainment Corp.	190,783	4,329
	Monarch Casino & Resort Inc.	41,067	4,285
	Wendy's Co.	400,467	4,249
	Papa John's International Inc.	85,199	4,150
*	United Parks & Resorts Inc.	74,895	3,938
	Cracker Barrel Old Country Store Inc.	61,154	3,658
*	First Watch Restaurant Group Inc.	182,883	3,446
*	Sweetgreen Inc. Class A	376,187	3,423
*	Pursuit Attractions & Hospitality Inc.	87,383	3,259
*	Dave & Buster's Entertainment Inc.	114,027	2,927
*	Accel Entertainment Inc.	244,723	2,836
*	Sabre Corp.	1,520,254	2,721
*	BJ's Restaurants Inc.	72,589	2,436
*	Kura Sushi USA Inc. Class A	27,497	2,332
	Bloomin' Brands Inc.	316,252	2,324
*	Lindblad Expeditions Holdings Inc.	158,337	2,309
*	Portillo's Inc. Class A	280,058	1,983
	Golden Entertainment Inc.	75,255	1,872
	Dine Brands Global Inc.	64,312	1,540
	Krispy Kreme Inc.	387,767	1,377
	Jack in the Box Inc.	70,100	1,353
*	Target Hospitality Corp.	143,351	1,300
	RCI Hospitality Holdings Inc.	33,569	1,249
*	Soho House & Co. Inc.	120,645	1,065
*	Denny's Corp.	212,009	969
*	Xponential Fitness Inc. Class A	113,516	955
[1]	Lucky Strike Entertainment Corp.	64,214	687
*,1	Bally's Corp.	22,217	221
			1,581,219
Household Durables (5.3%)
	DR Horton Inc.	322,028	54,577
	Garmin Ltd.	179,401	43,383
	Lennar Corp. Class A	268,924	35,805
	PulteGroup Inc.	240,975	31,813
*	NVR Inc.	3,555	28,858
	Somnigroup International Inc.	238,095	19,988
	Toll Brothers Inc.	124,566	17,315
*	TopBuild Corp.	37,876	15,937
*	Mohawk Industries Inc.	73,823	9,796
*	Taylor Morrison Home Corp.	142,136	9,576
	Installed Building Products Inc.	33,853	8,863
	Meritage Homes Corp.	105,977	8,233
[1]	Whirlpool Corp.	84,943	7,912
	KB Home	109,276	6,944
*	Cavco Industries Inc.	13,030	6,912
*	Champion Homes Inc.	89,503	6,754
*	M/I Homes Inc.	44,836	6,603
*	Tri Pointe Homes Inc.	163,431	5,774
	Newell Brands Inc.	885,171	5,240
*	Green Brick Partners Inc.	68,837	4,808
	Century Communities Inc.	65,810	4,336
*	Sonos Inc.	297,125	4,136
	La-Z-Boy Inc.	105,639	3,905
	Leggett & Platt Inc.	399,606	3,840
*	LGI Homes Inc.	59,336	3,673
*	Dream Finders Homes Inc. Class A	115,535	3,211
*	Beazer Homes USA Inc.	118,608	2,984
	Ethan Allen Interiors Inc.	99,623	2,940
*	Hovnanian Enterprises Inc. Class A	18,810	2,640
*	Helen of Troy Ltd.	94,816	2,328
*	Legacy Housing Corp.	49,929	1,395
	Cricut Inc. Class A	188,009	1,072
*	Lovesac Co.	49,427	946
*	GoPro Inc. Class A	542,479	846
*	iRobot Corp.	128,784	437
*	Traeger Inc.	250,573	316
			374,096

Consumer Discretionary Index Fund
		Shares	Market Value• ($000)
Leisure Products (0.9%)
	Hasbro Inc.	168,313	13,662
*	Mattel Inc.	470,484	8,610
	Brunswick Corp.	105,878	6,733
*	Peloton Interactive Inc. Class A	837,436	6,364
*	YETI Holdings Inc.	157,720	5,545
	Polaris Inc.	96,728	5,473
	Acushnet Holdings Corp.	61,888	4,744
*	Topgolf Callaway Brands Corp.	389,847	3,727
*	Malibu Boats Inc. Class A	79,184	2,629
	Sturm Ruger & Co. Inc.	68,416	2,372
*	Latham Group Inc.	192,263	1,544
	Smith & Wesson Brands Inc.	180,473	1,474
	Johnson Outdoors Inc. Class A	26,417	1,065
*	Funko Inc. Class A	156,525	542
*	Outdoor Holding Co.	379,066	542
			65,026
Specialty Retail (20.5%)
	Home Depot Inc.	1,039,434	422,811
	TJX Cos. Inc.	1,188,743	162,394
	Lowe's Cos. Inc.	557,765	143,937
*	O'Reilly Automotive Inc.	928,474	96,264
*	AutoZone Inc.	18,177	76,317
	Ross Stores Inc.	361,908	53,258
*	Carvana Co.	132,618	49,323
	Tractor Supply Co.	603,166	37,252
	Williams-Sonoma Inc.	147,069	27,677
*	Ulta Beauty Inc.	55,536	27,364
*	Burlington Stores Inc.	76,233	22,159
	Best Buy Co. Inc.	241,337	17,772
	Dick's Sporting Goods Inc.	71,510	15,217
*	Chewy Inc. Class A	304,201	12,460
*	GameStop Corp. Class A	545,343	12,221
*	CarMax Inc.	197,170	12,096
	Lithia Motors Inc.	35,681	12,013
*	Floor & Decor Holdings Inc. Class A	140,861	11,539
*	Five Below Inc.	75,012	10,884
*	Wayfair Inc. Class A	132,721	9,901
	Murphy USA Inc.	25,662	9,662
	Group 1 Automotive Inc.	20,083	9,334
*	AutoNation Inc.	40,993	8,981
	Bath & Body Works Inc.	292,909	8,556
*	Boot Barn Holdings Inc.	47,539	8,451
	Gap Inc.	367,693	8,093
*	Asbury Automotive Group Inc.	29,399	7,395
*	Valvoline Inc.	186,845	7,246
*	Urban Outfitters Inc.	106,538	7,147
*	Abercrombie & Fitch Co. Class A	74,367	6,956
	Advance Auto Parts Inc.	104,957	6,401
	Penske Automotive Group Inc.	33,905	6,252
	Signet Jewelers Ltd.	70,576	6,214
	Academy Sports & Outdoors Inc.	113,069	6,055
*	RH	25,882	5,841
*	Warby Parker Inc. Class A	192,360	5,040
	American Eagle Outfitters Inc.	363,447	4,703
*	Foot Locker Inc.	189,059	4,670
*	National Vision Holdings Inc.	198,218	4,547
	Buckle Inc.	78,552	4,445
*	Victoria's Secret & Co.	183,358	4,221
	Winmark Corp.	8,813	4,088
	Upbound Group Inc.	158,734	4,033
*	Sally Beauty Holdings Inc.	288,804	4,003
	Sonic Automotive Inc. Class A	46,779	3,845
*	ThredUP Inc. Class A	336,791	3,644
	Camping World Holdings Inc. Class A	201,564	3,529
*	Revolve Group Inc.	153,993	3,445
	Build-A-Bear Workshop Inc.	51,780	3,149
*	RealReal Inc.	395,016	3,014
*	Arhaus Inc.	211,012	2,475

Consumer Discretionary Index Fund
		Shares	Market Value• ($000)
*	ODP Corp.	117,996	2,391
	Guess? Inc.	128,804	2,165
*	Bed Bath & Beyond Inc.	238,187	2,146
*	Stitch Fix Inc. Class A	400,998	2,121
*	MarineMax Inc.	79,837	2,104
	Caleres Inc.	139,516	2,093
	Monro Inc.	123,737	2,052
*	EVgo Inc.	523,520	2,026
*	Petco Health & Wellness Co. Inc.	397,871	1,588
	Shoe Carnival Inc.	73,413	1,534
*	America's Car-Mart Inc.	30,738	1,377
*	Genesco Inc.	41,563	1,329
	Haverty Furniture Cos. Inc.	55,561	1,253
	Arko Corp.	211,649	1,058
*	Zumiez Inc.	58,620	1,008
*	Sleep Number Corp.	79,487	837
*	OneWater Marine Inc. Class A	46,838	788
*	Lands' End Inc.	50,423	724
*,1	1-800-Flowers.com Inc. Class A	97,966	549
	Designer Brands Inc. Class A	118,230	439
*	Leslie's Inc.	741,956	247
*	Children's Place Inc.	33,213	168
			1,438,291
Textiles, Apparel & Luxury Goods (4.0%)
	NIKE Inc. Class B	1,275,025	98,649
	Tapestry Inc.	283,458	28,862
*	Lululemon Athletica Inc.	125,839	25,445
*	Deckers Outdoor Corp.	177,699	21,258
	Ralph Lauren Corp.	51,632	15,331
*	Skechers USA Inc. Class A	169,230	10,675
	VF Corp.	531,105	8,036
*	Crocs Inc.	87,056	7,591
	Wolverine World Wide Inc.	230,719	7,369
	Kontoor Brands Inc.	89,498	6,914
	PVH Corp.	81,858	6,902
	Levi Strauss & Co. Class A	223,279	4,995
*	Capri Holdings Ltd.	236,259	4,864
	Steven Madden Ltd.	166,474	4,834
*	Hanesbrands Inc.	746,707	4,712
	Columbia Sportswear Co.	74,663	4,160
	Carter's Inc.	130,537	3,728
*	G-III Apparel Group Ltd.	135,674	3,663
*	Under Armour Inc. Class A	693,921	3,470
	Oxford Industries Inc.	61,675	2,717
*	Figs Inc. Class A	380,477	2,682
*	Under Armour Inc. Class C	541,649	2,665
	Movado Group Inc.	65,106	1,189
			280,711
Total Common Stocks (Cost $5,426,160)			7,006,372
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 4.362% (Cost $17,880)	178,836	17,882
Total Investments (100.1%) (Cost $5,444,040)			7,024,254
Other Assets and Liabilities—Net (-0.1%)			(7,843)
Net Assets (100.0%)			7,016,411
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,486.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $10,705 was received for securities on loan, of which $10,696 is held in Vanguard Market Liquidity Fund and $9 is held in cash.

Consumer Discretionary Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Lowe's Cos Inc.	8/31/2026	BANA	10,580	(4.334)	—	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At August 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,444 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,426,160)	7,006,372
Affiliated Issuers (Cost $17,880)	17,882
Total Investments in Securities	7,024,254
Investment in Vanguard	174
Cash	1,034
Receivables for Investment Securities Sold	1,441
Receivables for Accrued Income	2,538
Receivables for Capital Shares Issued	66
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	7,029,507
Liabilities
Payables for Investment Securities Purchased	1,064
Collateral for Securities on Loan	10,705
Payables for Capital Shares Redeemed	1,049
Payables to Vanguard	278
Total Liabilities	13,096
Net Assets	7,016,411
1 Includes $8,486 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	6,063,576
Total Distributable Earnings (Loss)	952,835
Net Assets	7,016,411

ETF Shares—Net Assets
Applicable to 16,426,723 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,339,343
Net Asset Value Per Share—ETF Shares	$385.92

Admiral™ Shares—Net Assets
Applicable to 3,389,470 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	677,068
Net Asset Value Per Share—Admiral Shares	$199.76

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends	52,621
Non-Cash Dividends	3,539
Interest[1]	189
Securities Lending—Net	816
Total Income	57,165
Expenses
The Vanguard Group—Note B
Investment Advisory Services	139
Management and Administrative—ETF Shares	4,901
Management and Administrative—Admiral Shares	545
Marketing and Distribution—ETF Shares	221
Marketing and Distribution—Admiral Shares	32
Custodian Fees	67
Auditing Fees	28
Shareholders’ Reports and Proxy Fees—ETF Shares	351
Shareholders’ Reports and Proxy Fees—Admiral Shares	18
Trustees’ Fees and Expenses	4
Other Expenses	29
Total Expenses	6,335
Net Investment Income	50,830
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	347,238
Swap Contracts	460
Realized Net Gain (Loss)	347,698
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	818,024
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	818,024
Net Increase (Decrease) in Net Assets Resulting from Operations	1,216,552
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $189, $3, and ($3), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $410,126 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	50,830	48,520
Realized Net Gain (Loss)	347,698	315,741
Change in Unrealized Appreciation (Depreciation)	818,024	304,802
Net Increase (Decrease) in Net Assets Resulting from Operations	1,216,552	669,063
Distributions
ETF Shares	(50,847)	(45,919)
Admiral Shares	(5,474)	(5,299)
Total Distributions	(56,321)	(51,218)
Capital Share Transactions
ETF Shares	(247,535)	(194,123)
Admiral Shares	(36,488)	(78,552)
Net Increase (Decrease) from Capital Share Transactions	(284,023)	(272,675)
Total Increase (Decrease)	876,208	345,170
Net Assets
Beginning of Period	6,140,203	5,795,033
End of Period	7,016,411	6,140,203

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$321.00	$286.85	$256.97	$320.99	$246.86
Investment Operations
Net Investment Income[1]	2.692	2.485	2.493	2.329	1.724
Net Realized and Unrealized Gain (Loss) on Investments	65.187	34.277	29.853	(63.227)	76.697
Total from Investment Operations	67.879	36.762	32.346	(60.898)	78.421
Distributions
Dividends from Net Investment Income	(2.959)	(2.612)	(2.466)	(3.122)	(4.291)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.959)	(2.612)	(2.466)	(3.122)	(4.291)
Net Asset Value, End of Period	$385.92	$321.00	$286.85	$256.97	$320.99
Total Return	21.23%	12.89%	12.75%	-19.11%	32.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,339	$5,543	$5,187	$4,638	$6,658
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[2]	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.76%	0.83%	0.99%	0.78%	0.60%
Portfolio Turnover Rate[3]	6%	6%	11%	9%	8%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$166.16	$148.47	$133.01	$166.15	$127.78
Investment Operations
Net Investment Income[1]	1.396	1.279	1.287	1.211	.889
Net Realized and Unrealized Gain (Loss) on Investments	33.735	17.762	15.450	(32.737)	39.704
Total from Investment Operations	35.131	19.041	16.737	(31.526)	40.593
Distributions
Dividends from Net Investment Income	(1.531)	(1.351)	(1.277)	(1.614)	(2.223)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.531)	(1.351)	(1.277)	(1.614)	(2.223)
Net Asset Value, End of Period	$199.76	$166.16	$148.47	$133.01	$166.15
Total Return[2]	21.23%	12.90%	12.75%	-19.11%	32.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$677	$597	$608	$523	$753
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.76%	0.83%	0.98%	0.79%	0.60%
Portfolio Turnover Rate[4]	6%	6%	11%	9%	8%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Notes to Financial Statements
Vanguard Consumer Discretionary Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may

Consumer Discretionary Index Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $174,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,006,372	—	—	7,006,372
Temporary Cash Investments	17,882	—	—	17,882
Total	7,024,254	—	—	7,024,254
Derivative Financial Instruments
Assets
Swap Contracts	—	—	—	—
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.

Consumer Discretionary Index Fund
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	410,113
Total Distributable Earnings (Loss)	(410,113)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	6,216
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	1,561,491
Capital Loss Carryforwards	(614,872)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	952,835
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	56,321	51,218
Long-Term Capital Gains	—	—
Total	56,321	51,218
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,462,763
Gross Unrealized Appreciation	2,046,648
Gross Unrealized Depreciation	(485,157)
Net Unrealized Appreciation (Depreciation)	1,561,491
E.	During the year ended August 31, 2025, the fund purchased $374,674,000 of investment securities and sold $415,097,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $774,379,000 and $1,035,708,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $1,831,000 and sales were $21,333,000, resulting in net realized loss of $2,711,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	801,664	2,239	878,723	2,925
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,049,199)	(3,080)	(1,072,846)	(3,740)
Net Increase (Decrease)—ETF Shares	(247,535)	(841)	(194,123)	(815)

Consumer Discretionary Index Fund
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	121,134	651	107,738	701
Issued in Lieu of Cash Distributions	4,610	25	4,514	29
Redeemed	(162,232)	(881)	(190,804)	(1,232)
Net Increase (Decrease)—Admiral Shares	(36,488)	(205)	(78,552)	(502)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Consumer Staples Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Beverages (18.6%)
	Coca-Cola Co.	10,508,062	724,951
	PepsiCo Inc.	2,698,950	401,199
*	Monster Beverage Corp.	2,242,455	139,952
	Keurig Dr Pepper Inc.	3,976,205	115,668
	Constellation Brands Inc. Class A	490,228	79,387
*	Celsius Holdings Inc.	632,001	39,740
	Molson Coors Beverage Co. Class B	697,449	35,214
	Coca-Cola Consolidated Inc.	234,849	27,534
	Brown-Forman Corp. Class B	833,492	24,955
*	Boston Beer Co. Inc. Class A	70,755	15,643
*	Vita Coco Co. Inc.	402,683	14,392
*	National Beverage Corp.	265,436	11,162
	MGP Ingredients Inc.	168,822	4,992
	Primo Brands Corp.	16,725	420
			1,635,209
Consumer Staples Distribution & Retail (36.6%)
	Walmart Inc.	11,710,077	1,135,643
	Costco Wholesale Corp.	1,181,332	1,114,374
	Target Corp.	1,384,930	132,926
	Kroger Co.	1,937,189	131,419
	Sysco Corp.	1,512,466	121,708
	Dollar General Corp.	720,610	78,374
*	Dollar Tree Inc.	658,700	71,910
	Casey's General Stores Inc.	127,133	62,870
*	US Foods Holding Corp.	796,241	61,788
*	Performance Food Group Co.	551,831	55,956
*	BJ's Wholesale Club Holdings Inc.	467,007	45,617
*	Sprouts Farmers Market Inc.	276,692	38,886
	Albertsons Cos. Inc. Class A	1,577,212	30,693
*	Maplebear Inc.	625,327	27,120
	PriceSmart Inc.	170,966	18,338
*	Chefs' Warehouse Inc.	276,022	17,428
*	Grocery Outlet Holding Corp.	882,641	15,985
*	United Natural Foods Inc.	537,605	15,203
	Andersons Inc.	366,930	15,007
	Weis Markets Inc.	154,645	11,080
	Ingles Markets Inc. Class A	156,486	10,593
	SpartanNash Co.	383,260	10,271
*	Guardian Pharmacy Services Inc. Class A	20,055	530
	Natural Grocers by Vitamin Cottage Inc.	10,448	402
	Village Super Market Inc. Class A	10,625	386
			3,224,507
Food Products (14.9%)
	Mondelez International Inc. Class A	3,834,031	235,563
	Archer-Daniels-Midland Co.	1,549,656	97,070
	Hershey Co.	481,180	88,417
	General Mills Inc.	1,753,128	86,482
	Kraft Heinz Co.	2,917,124	81,592
	Kellanova	916,833	72,888
	Tyson Foods Inc. Class A	1,004,138	57,015
	McCormick & Co. Inc.	793,060	55,808
	J M Smucker Co.	398,744	44,065
	Bunge Global SA	519,066	43,716
	Conagra Brands Inc.	1,824,711	34,907
	Ingredion Inc.	261,822	33,916
	Lamb Weston Holdings Inc.	578,143	33,261
	Hormel Foods Corp.	1,228,780	31,260
	The Campbell's Co.	845,623	27,001
	Cal-Maine Foods Inc.	224,781	25,994

Consumer Staples Index Fund
		Shares	Market Value• ($000)
*	Post Holdings Inc.	226,563	25,636
*	Darling Ingredients Inc.	720,411	24,465
	Marzetti Co.	114,245	20,861
	Flowers Foods Inc.	1,183,149	17,794
*	Vital Farms Inc.	328,921	16,805
*	Simply Good Foods Co.	576,546	16,506
	Pilgrim's Pride Corp.	350,064	15,560
	Fresh Del Monte Produce Inc.	421,511	15,292
	J & J Snack Foods Corp.	135,602	15,129
	WK Kellogg Co.	657,663	15,074
	Seaboard Corp.	3,281	13,023
*	Freshpet Inc.	216,821	12,103
	Utz Brands Inc.	795,975	10,682
*	TreeHouse Foods Inc.	507,372	9,305
	Tootsie Roll Industries Inc.	168,412	6,772
	John B Sanfilippo & Son Inc.	102,170	6,631
*	Mission Produce Inc.	481,684	6,026
*	Seneca Foods Corp. Class A	51,625	5,844
	Calavo Growers Inc.	191,325	5,233
	B&G Foods Inc.	892,355	4,024
*,1	Westrock Coffee Co.	424,603	2,297
*	Hain Celestial Group Inc.	1,033,248	1,860
*,1	Beyond Meat Inc.	696,999	1,742
			1,317,619
Household Products (16.9%)
	Procter & Gamble Co.	6,160,921	967,511
	Colgate-Palmolive Co.	2,301,075	193,451
	Kimberly-Clark Corp.	1,017,325	131,377
	Church & Dwight Co. Inc.	803,178	74,824
	Clorox Co.	367,021	43,382
	WD-40 Co.	83,920	18,130
*	Central Garden & Pet Co. Class A	483,074	15,956
	Energizer Holdings Inc.	545,442	15,033
	Reynolds Consumer Products Inc.	646,892	15,014
	Spectrum Brands Holdings Inc.	222,479	12,679
*	Central Garden & Pet Co.	91,109	3,319
	Oil-Dri Corp. of America	8,074	480
			1,491,156
Personal Care Products (3.6%)
	Kenvue Inc.	5,891,697	122,017
	Estee Lauder Cos. Inc. Class A	787,543	72,241
*	e.l.f. Beauty Inc.	252,145	31,518
*	BellRing Brands Inc.	510,950	20,975
	Interparfums Inc.	138,162	15,881
*	Coty Inc. Class A	3,105,547	13,292
	Edgewell Personal Care Co.	509,889	12,248
*	Herbalife Ltd.	1,143,063	11,179
	Nu Skin Enterprises Inc. Class A	558,858	6,801
*	USANA Health Sciences Inc.	128,240	4,092
*	Olaplex Holdings Inc.	1,494,601	2,137
*	Beauty Health Co.	924,944	1,924
*	Medifast Inc.	125,532	1,761
*	Honest Co. Inc.	103,111	408
			316,474
Tobacco (8.7%)
	Philip Morris International Inc.	2,427,135	405,647
	Altria Group Inc.	4,955,089	333,031
	Turning Point Brands Inc.	159,879	15,908
	Universal Corp.	261,750	14,645
			769,231
Total Common Stocks (Cost $7,650,667)			8,754,196

Consumer Staples Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund, 4.362% (Cost $54,000)	540,063	54,001
Total Investments (99.9%) (Cost $7,704,667)			8,808,197
Other Assets and Liabilities—Net (0.1%)			8,599
Net Assets (100.0%)			8,816,796
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,701.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,040 was received for securities on loan, of which $2,038 is held in Vanguard Market Liquidity Fund and $2 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	8/31/2026	BANA	7,092	(4.334)	—	—
McCormick & Co Inc.	8/31/2026	BANA	4,926	(4.334)	—	—
Sprouts Farmers Market Inc.	8/31/2026	BANA	9,557	(4.334)	—	—
					—	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,650,667)	8,754,196
Affiliated Issuers (Cost $54,000)	54,001
Total Investments in Securities	8,808,197
Investment in Vanguard	225
Cash	972
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,200
Receivables for Accrued Income	10,613
Receivables for Capital Shares Issued	870
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	8,822,077
Liabilities
Payables for Investment Securities Purchased	2,244
Collateral for Securities on Loan	2,040
Payables for Capital Shares Redeemed	646
Payables to Vanguard	351
Total Liabilities	5,281
Net Assets	8,816,796
1 Includes $1,701 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	8,338,788
Total Distributable Earnings (Loss)	478,008
Net Assets	8,816,796

ETF Shares—Net Assets
Applicable to 34,277,442 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,510,294
Net Asset Value Per Share—ETF Shares	$219.10

Admiral™ Shares—Net Assets
Applicable to 12,093,378 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,306,502
Net Asset Value Per Share—Admiral Shares	$108.03

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	201,125
Interest[2]	345
Securities Lending—Net	1,613
Total Income	203,083
Expenses
The Vanguard Group—Note B
Investment Advisory Services	178
Management and Administrative—ETF Shares	5,762
Management and Administrative—Admiral Shares	1,108
Marketing and Distribution—ETF Shares	267
Marketing and Distribution—Admiral Shares	69
Custodian Fees	67
Auditing Fees	28
Shareholders’ Reports and Proxy Fees—ETF Shares	604
Shareholders’ Reports and Proxy Fees—Admiral Shares	37
Trustees’ Fees and Expenses	5
Other Expenses	30
Total Expenses	8,155
Net Investment Income	194,928
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	267,841
Swap Contracts	(3,357)
Realized Net Gain (Loss)	264,484
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(208,829)
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	(208,829)
Net Increase (Decrease) in Net Assets Resulting from Operations	250,583
1	Dividends are net of foreign withholding taxes of ($50).
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $343, $3, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $472,731 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	194,928	205,120
Realized Net Gain (Loss)	264,484	322,547
Change in Unrealized Appreciation (Depreciation)	(208,829)	639,329
Net Increase (Decrease) in Net Assets Resulting from Operations	250,583	1,166,996
Distributions
ETF Shares	(165,813)	(175,104)
Admiral Shares	(30,160)	(33,095)
Total Distributions	(195,973)	(208,199)
Capital Share Transactions
ETF Shares	205,780	(477,157)
Admiral Shares	(48,597)	(40,751)
Net Increase (Decrease) from Capital Share Transactions	157,183	(517,908)
Total Increase (Decrease)	211,793	440,889
Net Assets
Beginning of Period	8,605,003	8,164,114
End of Period	8,816,796	8,605,003

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$217.66	$192.42	$188.63	$187.61	$167.31
Investment Operations
Net Investment Income[1]	4.900	5.155	4.909	4.356	4.385
Net Realized and Unrealized Gain (Loss) on Investments	1.476	25.308	3.705	.907	20.341
Total from Investment Operations	6.376	30.463	8.614	5.263	24.726
Distributions
Dividends from Net Investment Income	(4.936)	(5.223)	(4.824)	(4.243)	(4.427)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.936)	(5.223)	(4.824)	(4.243)	(4.427)
Net Asset Value, End of Period	$219.10	$217.66	$192.42	$188.63	$187.61
Total Return	2.99%	16.19%	4.65%	2.83%	15.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,510	$7,260	$6,940	$6,747	$5,908
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[2]	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.25%	2.63%	2.57%	2.27%	2.50%
Portfolio Turnover Rate[3]	9%	9%	9%	5%	8%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$107.32	$94.88	$93.01	$92.51	$82.50
Investment Operations
Net Investment Income[1]	2.414	2.538	2.416	2.147	2.160
Net Realized and Unrealized Gain (Loss) on Investments	.729	12.478	1.831	.448	10.032
Total from Investment Operations	3.143	15.016	4.247	2.595	12.192
Distributions
Dividends from Net Investment Income	(2.433)	(2.576)	(2.377)	(2.095)	(2.183)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.433)	(2.576)	(2.377)	(2.095)	(2.183)
Net Asset Value, End of Period	$108.03	$107.32	$94.88	$93.01	$92.51
Total Return[2]	2.99%	16.19%	4.65%	2.85%	15.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,307	$1,345	$1,224	$1,225	$846
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.25%	2.62%	2.56%	2.27%	2.50%
Portfolio Turnover Rate[4]	9%	9%	9%	5%	8%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Notes to Financial Statements
Vanguard Consumer Staples Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may

Consumer Staples Index Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $225,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,754,196	—	—	8,754,196
Temporary Cash Investments	54,001	—	—	54,001
Total	8,808,197	—	—	8,808,197
Derivative Financial Instruments
Assets
Swap Contracts	—	—	—	—
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.

Consumer Staples Index Fund
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	472,722
Total Distributable Earnings (Loss)	(472,722)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	25,014
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	1,087,855
Capital Loss Carryforwards	(634,861)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	478,008
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	195,973	208,199
Long-Term Capital Gains	—	—
Total	195,973	208,199
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,720,342
Gross Unrealized Appreciation	1,833,257
Gross Unrealized Depreciation	(745,402)
Net Unrealized Appreciation (Depreciation)	1,087,855
E.	During the year ended August 31, 2025, the fund purchased $743,653,000 of investment securities and sold $808,973,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,300,743,000 and $1,133,406,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $5,074,000 and sales were $3,473,000, resulting in net realized loss of $3,082,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,342,567	6,129	1,041,691[1]	5,115[1]
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,136,787)	(5,205)	(1,518,848)[1]	(7,830)[1]
Net Increase (Decrease)—ETF Shares	205,780	924	(477,157)	(2,715)

Consumer Staples Index Fund
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	346,084	3,222	332,518[1]	3,462[1]
Issued in Lieu of Cash Distributions	26,747	252	29,441	308
Redeemed	(421,428)	(3,915)	(402,710)[1]	(4,135)[1]
Net Increase (Decrease)—Admiral Shares	(48,597)	(441)	(40,751)	(365)
1	Includes unsettled in-kind transactions as of August 31, 2024 for 1,290,000 issued shares and 1,275,000 redeemed shares valued at $280,162,000 and $272,639,000, respectively, which settled shortly afterwards.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Energy Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Coal & Consumable Fuels (0.9%)
*	Uranium Energy Corp.	2,290,654	24,487
	Core Natural Resources Inc.	273,282	20,294
*,1	Centrus Energy Corp. Class A	91,979	18,555
	Peabody Energy Corp.	680,609	11,842
*	Ur-Energy Inc.	3,010,161	4,184
			79,362
Integrated Oil & Gas (40.4%)
	Exxon Mobil Corp.	17,963,664	2,053,067
	Chevron Corp.	8,941,632	1,436,026
	Occidental Petroleum Corp.	3,035,424	144,517
			3,633,610
Oil & Gas Drilling (0.9%)
	Noble Corp. plc	665,088	19,168
*	Valaris Ltd.	336,250	16,701
*	Transocean Ltd. (XNYS)	3,991,533	12,094
	Patterson-UTI Energy Inc.	1,976,045	11,481
	Helmerich & Payne Inc.	545,280	11,391
*	Seadrill Ltd.	327,443	10,449
*	Nabors Industries Ltd. (XNYS)	98,352	3,667
			84,951
Oil & Gas Equipment & Services (9.3%)
	Schlumberger NV	6,932,080	255,378
	Baker Hughes Co.	4,605,896	209,108
	Halliburton Co.	4,085,411	92,861
	TechnipFMC plc	2,021,241	74,301
	NOV Inc.	1,926,308	25,601
	Weatherford International plc	362,799	23,112
	Archrock Inc.	841,030	20,824
*	Tidewater Inc.	256,248	15,426
	Cactus Inc. Class A	355,065	14,895
*	Oceaneering International Inc.	550,629	13,435
	Kodiak Gas Services Inc.	308,580	11,044
	Liberty Energy Inc.	851,729	9,582
*	Expro Group Holdings NV	604,516	7,538
	Solaris Energy Infrastructure Inc.	232,743	7,352
*	Helix Energy Solutions Group Inc.	941,860	6,207
*	Bristow Group Inc.	151,567	5,837
	Select Water Solutions Inc.	625,817	5,332
*	TETRA Technologies Inc.	1,086,942	5,109
	Aris Water Solutions Inc. Class A	209,213	5,078
*	Innovex International Inc.	291,284	5,028
	Atlas Energy Solutions Inc.	368,667	4,317
	Core Laboratories Inc.	366,579	4,219
	RPC Inc.	773,150	3,688
*	ProPetro Holding Corp.	713,478	3,639
*	Oil States International Inc.	586,329	3,283
*	DMC Global Inc.	316,328	2,119
			834,313
Oil & Gas Exploration & Production (22.7%)
	ConocoPhillips	5,552,834	549,564
	EOG Resources Inc.	2,582,713	322,374
	EQT Corp.	2,764,531	143,313
	Diamondback Energy Inc.	887,179	131,977
	Expand Energy Corp.	1,059,343	102,523
	Coterra Energy Inc.	3,586,048	87,643
	Texas Pacific Land Corp.	91,854	85,744
	Devon Energy Corp.	2,276,210	82,171
	Ovintiv Inc. (XNYS)	1,243,935	52,395

Energy Index Fund
		Shares	Market Value• ($000)
*	Antero Resources Corp.	1,412,232	45,078
	APA Corp.	1,765,906	41,004
	Permian Resources Corp.	2,864,478	40,933
	Range Resources Corp.	1,163,292	39,866
	Viper Energy Inc. Class A	857,925	34,184
	Chord Energy Corp.	299,920	32,958
	Matador Resources Co.	582,536	29,337
*	CNX Resources Corp.	757,623	22,123
	Magnolia Oil & Gas Corp. Class A	886,257	22,050
	Murphy Oil Corp.	714,506	17,763
	SM Energy Co.	587,477	16,773
	California Resources Corp.	333,180	16,552
	Civitas Resources Inc.	409,883	15,076
*	Gulfport Energy Corp.	83,239	14,486
	Northern Oil & Gas Inc.	496,548	12,990
	Crescent Energy Co. Class A	1,047,526	9,993
*	Talos Energy Inc.	859,741	8,494
*	Comstock Resources Inc.	520,759	8,400
*	Sable Offshore Corp.	305,507	8,243
[1]	Kimbell Royalty Partners LP	519,530	7,258
	Vitesse Energy Inc.	227,636	6,057
*	Kosmos Energy Ltd.	3,117,791	5,581
*	Vital Energy Inc.	237,461	4,232
	SandRidge Energy Inc.	337,128	3,992
*	BKV Corp.	152,299	3,550
	VAALCO Energy Inc.	906,765	3,518
	Granite Ridge Resources Inc.	599,109	3,331
	Riley Exploration Permian Inc.	108,981	3,189
	Berry Corp.	902,491	3,014
[1]	W&T Offshore Inc.	1,591,448	2,896
[1]	HighPeak Energy Inc.	356,527	2,745
*	Ring Energy Inc.	2,482,807	2,706
			2,046,076
Oil & Gas Refining & Marketing (9.6%)
	Marathon Petroleum Corp.	1,486,423	267,125
	Phillips 66	1,909,163	255,026
	Valero Energy Corp.	1,466,703	222,954
	HF Sinclair Corp.	786,033	39,993
	PBF Energy Inc. Class A	489,482	13,373
*	Par Pacific Holdings Inc.	377,593	13,080
	Delek US Holdings Inc.	413,228	11,451
	World Kinect Corp.	348,098	9,332
*	CVR Energy Inc.	263,388	8,031
*	REX American Resources Corp.	124,620	7,797
*	Calumet Inc.	435,114	7,092
*	Green Plains Inc.	482,568	5,361
*,1	Gevo Inc.	2,396,479	4,146
*	Clean Energy Fuels Corp.	1,518,989	3,995
			868,756
Oil & Gas Storage & Transportation (15.5%)
	Williams Cos. Inc.	5,658,743	327,528
	Cheniere Energy Inc.	1,038,251	251,070
	Kinder Morgan Inc.	9,282,138	250,432
	ONEOK Inc.	2,901,930	221,649
	Targa Resources Corp.	1,010,053	169,447
	DTE Midstream LLC	483,827	50,405
	Antero Midstream Corp.	1,787,638	31,802
	Hess Midstream LP Class A	622,013	25,627
*	Plains GP Holdings LP Class A	1,008,999	19,474
	International Seaways Inc.	232,270	10,550
	Kinetik Holdings Inc.	249,541	10,438
*	NextDecade Corp.	926,651	9,934
	Dorian LPG Ltd.	243,658	7,792
	Excelerate Energy Inc. Class A	209,718	5,121
[1]	New Fortress Energy Inc.	1,233,370	3,034
			1,394,303
Total Common Stocks (Cost $8,071,116)			8,941,371

Energy Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 4.362% (Cost $24,044)	240,472	24,045
Total Investments (99.6%) (Cost $8,095,160)			8,965,416
Other Assets and Liabilities—Net (0.4%)			38,554
Net Assets (100.0%)			9,003,970
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,365.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $12,289 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
ConocoPhillips	8/31/2026	BANA	10,788	(4.334)	—	—
Devon Energy Corp.	8/31/2026	BANA	23,140	(4.334)	—	—
Occidental Petroleum Corp.	8/31/2026	BANA	19,234	(4.334)	—	—
Schlumberger NV	8/31/2026	BANA	9,984	(4.334)	—	—
					—	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At August 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $4,269 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,071,116)	8,941,371
Affiliated Issuers (Cost $24,044)	24,045
Total Investments in Securities	8,965,416
Investment in Vanguard	225
Cash	1,992
Receivables for Investment Securities Sold	4,548
Receivables for Accrued Income	47,142
Receivables for Capital Shares Issued	800
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	9,020,123
Liabilities
Payables for Investment Securities Purchased	2,109
Collateral for Securities on Loan	12,289
Payables for Capital Shares Redeemed	1,410
Payables to Vanguard	345
Total Liabilities	16,153
Net Assets	9,003,970
1 Includes $11,365 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	9,802,860
Total Distributable Earnings (Loss)	(798,890)
Net Assets	9,003,970

ETF Shares—Net Assets
Applicable to 57,969,431 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,355,218
Net Asset Value Per Share—ETF Shares	$126.88

Admiral™ Shares—Net Assets
Applicable to 26,011,763 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,648,752
Net Asset Value Per Share—Admiral Shares	$63.38

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends	292,771
Interest[1]	1,588
Securities Lending—Net	343
Total Income	294,702
Expenses
The Vanguard Group—Note B
Investment Advisory Services	184
Management and Administrative—ETF Shares	5,888
Management and Administrative—Admiral Shares	1,431
Marketing and Distribution—ETF Shares	301
Marketing and Distribution—Admiral Shares	88
Custodian Fees	61
Auditing Fees	28
Shareholders’ Reports and Proxy Fees—ETF Shares	610
Shareholders’ Reports and Proxy Fees—Admiral Shares	25
Trustees’ Fees and Expenses	5
Other Expenses	35
Total Expenses	8,656
Net Investment Income	286,046
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	414,875
Futures Contracts	(140)
Swap Contracts	10,915
Realized Net Gain (Loss)	425,650
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(528,449)
Swap Contracts	(392)
Change in Unrealized Appreciation (Depreciation)	(528,841)
Net Increase (Decrease) in Net Assets Resulting from Operations	182,855
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,584, ($3), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $564,315 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	286,046	321,076
Realized Net Gain (Loss)	425,650	542,952
Change in Unrealized Appreciation (Depreciation)	(528,841)	(350,441)
Net Increase (Decrease) in Net Assets Resulting from Operations	182,855	513,587
Distributions
ETF Shares	(239,827)	(257,624)
Admiral Shares	(53,556)	(55,114)
Total Distributions	(293,383)	(312,738)
Capital Share Transactions
ETF Shares	(873,885)	(284,275)
Admiral Shares	(90,993)	(177,490)
Net Increase (Decrease) from Capital Share Transactions	(964,878)	(461,765)
Total Increase (Decrease)	(1,075,406)	(260,916)
Net Assets
Beginning of Period	10,079,376	10,340,292
End of Period	9,003,970	10,079,376

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$127.39	$124.62	$113.45	$67.99	$47.90
Investment Operations
Net Investment Income[1]	3.838	3.930	4.205	3.625	2.802
Net Realized and Unrealized Gain (Loss) on Investments	(.448)	2.670	11.554	45.526	19.789
Total from Investment Operations	3.390	6.600	15.759	49.151	22.591
Distributions
Dividends from Net Investment Income	(3.900)	(3.830)	(4.589)	(3.691)	(2.501)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.900)	(3.830)	(4.589)	(3.691)	(2.501)
Net Asset Value, End of Period	$126.88	$127.39	$124.62	$113.45	$67.99
Total Return	2.82%	5.37%	14.51%	74.07%	48.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,355	$8,331	$8,440	$7,862	$4,806
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[2]	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.12%	3.16%	3.58%	3.80%	4.54%
Portfolio Turnover Rate[3]	11%	8%	9%	6%	5%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$63.64	$62.25	$56.67	$33.97	$23.93
Investment Operations
Net Investment Income[1]	1.926	1.956	2.095	1.829	1.435
Net Realized and Unrealized Gain (Loss) on Investments	(.237)	1.347	5.777	22.715	9.855
Total from Investment Operations	1.689	3.303	7.872	24.544	11.290
Distributions
Dividends from Net Investment Income	(1.949)	(1.913)	(2.292)	(1.844)	(1.250)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.949)	(1.913)	(2.292)	(1.844)	(1.250)
Net Asset Value, End of Period	$63.38	$63.64	$62.25	$56.67	$33.97
Total Return[2]	2.81%	5.39%	14.58%	73.97%	48.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,649	$1,749	$1,900	$1,944	$1,100
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.13%	3.15%	3.57%	3.83%	4.52%
Portfolio Turnover Rate[4]	11%	8%	9%	6%	5%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Notes to Financial Statements
Vanguard Energy Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.The fund had no open futures contracts at August 31, 2025.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its

Energy Index Fund
counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $225,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Energy Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,941,371	—	—	8,941,371
Temporary Cash Investments	24,045	—	—	24,045
Total	8,965,416	—	—	8,965,416
Derivative Financial Instruments
Assets
Swap Contracts	—	—	—	—
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	569,032
Total Distributable Earnings (Loss)	(569,032)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	63,688
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	824,837
Capital Loss Carryforwards	(1,687,415)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(798,890)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	293,383	312,738
Long-Term Capital Gains	—	—
Total	293,383	312,738
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,140,579
Gross Unrealized Appreciation	1,549,381
Gross Unrealized Depreciation	(724,544)
Net Unrealized Appreciation (Depreciation)	824,837

Energy Index Fund
E.	During the year ended August 31, 2025, the fund purchased $986,084,000 of investment securities and sold $1,041,523,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $988,295,000 and $1,905,243,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $5,568,000 and sales were $5,102,000, resulting in net realized loss of $3,208,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,033,381	8,398	1,485,424	11,944
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,907,266)	(15,825)	(1,769,699)	(14,275)
Net Increase (Decrease)—ETF Shares	(873,885)	(7,427)	(284,275)	(2,331)
Admiral Shares
Issued	473,933	7,642	405,202	6,475
Issued in Lieu of Cash Distributions	48,127	789	48,788	779
Redeemed	(613,053)	(9,896)	(631,480)	(10,302)
Net Increase (Decrease)—Admiral Shares	(90,993)	(1,465)	(177,490)	(3,048)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Financials Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.4%)
Banks (28.0%)
	JPMorgan Chase & Co.	4,534,360	1,366,747
	Bank of America Corp.	11,674,523	592,365
	Wells Fargo & Co.	5,254,320	431,800
	Citigroup Inc.	3,003,424	290,041
	PNC Financial Services Group Inc.	645,285	133,858
	US Bancorp	2,541,428	124,098
	Truist Financial Corp.	2,135,768	99,997
	M&T Bank Corp.	261,635	52,761
	Fifth Third Bancorp	1,088,067	49,801
	Huntington Bancshares Inc.	2,374,680	42,293
	Regions Financial Corp.	1,465,016	40,127
	Citizens Financial Group Inc.	706,710	36,947
	First Citizens BancShares Inc. Class A	15,025	29,808
	KeyCorp	1,521,915	29,464
	East West Bancorp Inc.	224,901	23,646
	First Horizon Corp.	826,433	18,677
	Webster Financial Corp.	274,099	17,054
	SouthState Corp.	165,656	16,907
	Western Alliance Bancorp	171,217	15,332
	Comerica Inc.	213,942	15,100
	UMB Financial Corp.	123,671	15,075
	Wintrust Financial Corp.	109,438	15,025
	Popular Inc.	111,499	14,009
	Zions Bancorp NA	240,381	13,945
	Old National Bancorp	574,320	13,146
	Cullen / Frost Bankers Inc.	99,828	12,881
	Commerce Bancshares Inc.	207,602	12,859
	Pinnacle Financial Partners Inc.	126,359	12,285
	Synovus Financial Corp.	226,385	11,684
	Cadence Bank	299,591	11,277
	Prosperity Bancshares Inc.	156,174	10,796
	FNB Corp.	583,221	9,734
	Glacier Bancorp Inc.	192,856	9,479
	Bank OZK	175,954	9,232
	Columbia Banking System Inc.	341,756	9,149
	Home BancShares Inc.	304,453	9,061
	United Bankshares Inc.	230,193	8,826
	Hancock Whitney Corp.	138,974	8,744
	Valley National Bancorp	826,135	8,641
	Atlantic Union Bankshares Corp.	231,827	8,283
*	Axos Financial Inc.	87,073	7,942
	Ameris Bancorp	107,185	7,855
	ServisFirst Bancshares Inc.	84,570	7,455
	First Financial Bankshares Inc.	198,382	7,374
	Associated Banc-Corp.	271,295	7,317
	United Community Banks Inc.	199,822	6,674
	International Bancshares Corp.	91,477	6,544
*	Texas Capital Bancshares Inc.	75,371	6,525
	Flagstar Financial Inc.	507,986	6,512
	Renasant Corp.	155,237	6,074
	First BanCorp (XNYS)	266,429	5,923
	Fulton Financial Corp.	298,857	5,876
	Independent Bank Corp. (XNGS)	81,574	5,833
*	Bancorp Inc.	72,364	5,517
	Cathay General Bancorp	107,993	5,390
	WSFS Financial Corp.	91,998	5,363
	First Hawaiian Inc.	206,469	5,358
	Eastern Bankshares Inc.	306,957	5,252
	Community Financial System Inc.	86,209	5,163
	WesBanco Inc.	156,354	5,128

Financials Index Fund
		Shares	Market Value• ($000)
	BankUnited Inc.	123,288	4,832
	Simmons First National Corp. Class A	231,754	4,816
	First Interstate BancSystem Inc. Class A	146,720	4,801
	BancFirst Corp.	35,272	4,690
	Towne Bank	121,319	4,451
	Bank of Hawaii Corp.	65,027	4,430
	Seacoast Banking Corp. of Florida	140,152	4,360
	CVB Financial Corp.	215,004	4,328
	First Financial Bancorp	156,365	4,141
	BOK Financial Corp.	37,035	4,126
	Park National Corp.	23,679	4,067
	WaFd Inc.	128,989	4,057
	Provident Financial Services Inc.	203,219	4,032
	First Merchants Corp.	95,766	3,976
	Pacific Premier Bancorp Inc.	159,470	3,905
	Trustmark Corp.	94,521	3,806
	NBT Bancorp Inc.	85,531	3,786
	Banner Corp.	56,304	3,774
	Enterprise Financial Services Corp.	60,469	3,703
	Stock Yards Bancorp Inc.	45,675	3,686
	First Bancorp / Southern Pines NC	67,341	3,676
	First Busey Corp.	145,882	3,603
	FB Financial Corp.	65,890	3,537
*	Customers Bancorp Inc.	48,835	3,501
	Banc of California Inc.	202,670	3,429
	OFG Bancorp	74,397	3,329
	Pathward Financial Inc.	38,972	3,097
	City Holding Co.	24,028	3,087
	Nicolet Bankshares Inc.	22,273	3,080
	Veritex Holdings Inc.	89,429	3,072
	Northwest Bancshares Inc.	237,700	3,007
	First Commonwealth Financial Corp.	168,285	2,987
	Lakeland Financial Corp.	42,494	2,909
	Hilltop Holdings Inc.	79,740	2,797
*	Coastal Financial Corp.	22,057	2,526
	German American Bancorp Inc.	60,249	2,517
	Stellar Bancorp Inc.	81,337	2,515
	S&T Bancorp Inc.	62,650	2,475
	National Bank Holdings Corp. Class A	62,541	2,453
	TriCo Bancshares	50,801	2,307
	Live Oak Bancshares Inc.	59,567	2,305
	Hope Bancorp Inc.	201,892	2,247
*	Triumph Financial Inc.	36,505	2,245
	Westamerica BanCorp	43,830	2,192
	QCR Holdings Inc.	27,799	2,179
	Dime Community Bancshares Inc.	67,983	2,091
	Bank First Corp.	15,462	2,009
	1st Source Corp.	30,884	1,990
	ConnectOne Bancorp Inc.	77,437	1,982
	Berkshire Hills Bancorp Inc.	74,353	1,943
	Origin Bancorp Inc.	48,393	1,882
	Peoples Bancorp Inc.	58,750	1,818
	Preferred Bank	18,923	1,786
	OceanFirst Financial Corp.	96,268	1,770
	Brookline Bancorp Inc.	148,157	1,622
	Community Trust Bancorp Inc.	26,521	1,549
	Univest Financial Corp.	47,080	1,491
	Southside Bancshares Inc.	47,402	1,481
	Byline Bancorp Inc.	50,965	1,473
	First Mid Bancshares Inc.	35,135	1,421
	Tompkins Financial Corp.	19,962	1,400
	Burke & Herbert Financial Services Corp.	21,838	1,388
	Horizon Bancorp Inc.	82,051	1,383
	Central Pacific Financial Corp.	44,073	1,380
	Northeast Bank	12,425	1,374
	Heritage Financial Corp.	55,589	1,359
	Capitol Federal Financial Inc.	207,310	1,343
	Old Second Bancorp Inc.	70,522	1,302
	Metropolitan Bank Holding Corp.	15,553	1,235
	Hanmi Financial Corp.	48,886	1,230

Financials Index Fund
		Shares	Market Value• ($000)
	Mercantile Bank Corp.	24,969	1,230
	TrustCo Bank Corp. NY	30,866	1,228
	CNB Financial Corp.	45,976	1,210
	Amerant Bancorp Inc.	55,457	1,192
	Business First Bancshares Inc.	46,254	1,157
	Esquire Financial Holdings Inc.	11,612	1,139
	Orrstown Financial Services Inc.	32,299	1,126
	First Financial Corp.	19,011	1,122
	Camden National Corp.	27,236	1,114
	Independent Bank Corp.	33,869	1,114
	HomeTrust Bancshares Inc.	26,903	1,113
	Equity Bancshares Inc. Class A	25,448	1,031
	Capital City Bank Group Inc.	23,333	1,023
	MidWestOne Financial Group Inc.	33,649	1,018
	First Community Bankshares Inc.	26,602	1,010
	Heritage Commerce Corp.	96,424	996
	NB Bancorp Inc.	52,702	996
	Eagle Bancorp Inc.	50,081	973
	Washington Trust Bancorp Inc.	31,992	970
	Great Southern Bancorp Inc.	15,162	960
	Mid Penn Bancorp Inc.	31,486	949
	Amalgamated Financial Corp.	32,562	941
	Farmers National Banc Corp.	60,370	916
	Southern Missouri Bancorp Inc.	15,469	890
	SmartFinancial Inc.	23,009	848
	South Plains Financial Inc.	20,807	845
	Shore Bancshares Inc.	49,124	844
	HarborOne Bancorp Inc.	64,105	824
	Five Star Bancorp	24,625	807
	Arrow Financial Corp.	27,016	803
	Bar Harbor Bankshares	24,520	791
[1]	Hingham Institution for Savings	2,717	772
	Northfield Bancorp Inc.	63,122	748
*	Carter Bankshares Inc.	37,487	730
	Flushing Financial Corp.	52,305	720
*	First Foundation Inc.	119,586	712
	Peapack-Gladstone Financial Corp.	24,442	709
	Kearny Financial Corp.	99,117	669
	Midland States Bancorp Inc.	33,941	625
	Bank of Marin Bancorp	24,744	607
			4,008,042
Capital Markets (25.2%)
	Goldman Sachs Group Inc.	500,613	373,082
	Morgan Stanley	1,955,404	294,249
	S&P Global Inc.	512,191	280,906
	Blackrock Inc.	240,140	270,671
	Charles Schwab Corp.	2,816,335	269,918
	Blackstone Inc.	1,190,484	204,049
	Intercontinental Exchange Inc.	935,914	165,282
	CME Group Inc.	587,924	156,688
	KKR & Co. Inc.	1,017,216	141,891
	Moody's Corp.	264,168	134,662
*	Robinhood Markets Inc. Class A	1,188,914	123,683
	Bank of New York Mellon Corp.	1,167,134	123,249
*	Coinbase Global Inc. Class A	327,676	99,790
	Ameriprise Financial Inc.	155,334	79,968
	MSCI Inc.	126,211	71,653
	Nasdaq Inc.	702,458	66,551
	Ares Management Corp. Class A	351,910	63,062
	State Street Corp.	465,103	53,473
	Raymond James Financial Inc.	312,645	52,975
	LPL Financial Holdings Inc.	130,469	47,553
	Interactive Brokers Group Inc. Class A	711,878	44,307
	Northern Trust Corp.	317,240	41,647
	Cboe Global Markets Inc.	171,021	40,352
	T Rowe Price Group Inc.	359,150	38,652
	Carlyle Group Inc.	383,465	24,757
	Tradeweb Markets Inc. Class A	190,194	23,462
	FactSet Research Systems Inc.	61,570	22,985

Financials Index Fund
		Shares	Market Value• ($000)
	Evercore Inc. Class A	63,078	20,283
	Stifel Financial Corp.	167,538	19,315
	Blue Owl Capital Inc.	970,052	17,965
	Houlihan Lokey Inc.	87,698	17,474
	Jefferies Financial Group Inc.	252,589	16,380
	SEI Investments Co.	172,548	15,233
	TPG Inc.	213,866	12,907
	Invesco Ltd.	587,132	12,852
	Franklin Resources Inc.	472,381	12,121
	Morningstar Inc.	44,779	11,751
	MarketAxess Holdings Inc.	61,125	11,237
	Affiliated Managers Group Inc.	46,299	10,409
	Hamilton Lane Inc. Class A	64,118	9,896
	Piper Sandler Cos.	28,955	9,665
	Janus Henderson Group plc	206,335	9,145
	Lazard Inc.	153,438	8,771
	Moelis & Co. Class A	120,987	8,724
*	StoneX Group Inc.	72,137	7,370
	StepStone Group Inc. Class A	115,311	7,156
	PJT Partners Inc. Class A	37,867	6,778
	Federated Hermes Inc.	122,203	6,489
	BGC Group Inc. Class A	617,406	6,057
	Virtu Financial Inc. Class A	134,252	5,628
	Artisan Partners Asset Management Inc. Class A	114,476	5,356
	Victory Capital Holdings Inc. Class A	71,000	5,061
	Cohen & Steers Inc.	45,637	3,371
	DigitalBridge Group Inc.	286,855	3,273
	WisdomTree Inc.	205,012	2,790
*	Donnelley Financial Solutions Inc.	41,780	2,372
	Acadian Asset Management Inc.	43,297	2,207
	Virtus Investment Partners Inc.	10,870	2,190
	Perella Weinberg Partners	97,911	2,167
	P10 Inc. Class A	93,731	1,157
	GCM Grosvenor Inc. Class A	74,392	964
	Oppenheimer Holdings Inc. Class A	9,391	682
	Diamond Hill Investment Group Inc.	4,591	669
	Bridge Investment Group Holdings Inc. Class A	64,913	623
*	Open Lending Corp.	164,320	347
*,1	B Riley Financial Inc.	27,742	153
			3,606,505
Consumer Finance (5.1%)
	American Express Co.	914,408	302,925
	Capital One Financial Corp.	1,044,310	237,288
	Synchrony Financial	621,109	47,415
*	SoFi Technologies Inc.	1,803,229	46,055
	Ally Financial Inc.	451,160	18,520
	OneMain Holdings Inc.	195,088	12,068
*	Upstart Holdings Inc.	139,790	10,244
	SLM Corp.	326,162	10,202
	FirstCash Holdings Inc.	65,025	9,576
	Bread Financial Holdings Inc.	80,219	5,310
*	Enova International Inc.	41,082	4,983
*	Credit Acceptance Corp.	9,449	4,864
*	Dave Inc.	15,423	3,289
*	LendingClub Corp.	186,617	3,206
	Nelnet Inc. Class A	23,025	2,961
	PROG Holdings Inc.	66,418	2,341
*	Encore Capital Group Inc.	38,686	1,619
	Navient Corp.	115,447	1,583
*	EZCorp. Inc. Class A	85,072	1,418
*	LendingTree Inc.	18,623	1,265
*	Green Dot Corp. Class A	79,984	1,113
*	PRA Group Inc.	63,301	1,082
*	World Acceptance Corp.	4,291	736
*	Atlanticus Holdings Corp.	10,722	715
*	NerdWallet Inc. Class A	59,089	611
			731,389

Financials Index Fund
		Shares	Market Value• ($000)
Financial Services (23.7%)
*	Berkshire Hathaway Inc. Class B	2,211,136	1,112,157
	Mastercard Inc. Class A	1,396,984	831,611
	Visa Inc. Class A	1,706,660	600,369
*	Fiserv Inc.	904,269	124,952
*	PayPal Holdings Inc.	1,506,898	105,769
	Apollo Global Management Inc.	706,972	96,311
*	Block Inc. (XNYS)	905,270	72,096
	Fidelity National Information Services Inc.	856,809	59,814
*	Affirm Holdings Inc.	436,827	38,642
*	Corpay Inc.	109,425	35,636
	Global Payments Inc.	397,672	35,321
*	Toast Inc. Class A	731,231	32,978
	Equitable Holdings Inc.	495,367	26,383
*	Mr. Cooper Group Inc.	104,593	19,719
	Jack Henry & Associates Inc.	118,997	19,427
	Corebridge Financial Inc.	439,519	15,282
	Voya Financial Inc.	157,209	11,805
	Jackson Financial Inc. Class A	116,328	11,493
	MGIC Investment Corp.	386,147	10,746
	Essent Group Ltd.	164,880	10,345
*	WEX Inc.	53,170	9,111
*	Shift4 Payments Inc. Class A	97,418	8,809
	Radian Group Inc.	218,078	7,607
[1]	Rocket Cos. Inc. Class A	376,686	6,694
*	Euronet Worldwide Inc.	67,156	6,258
	HA Sustainable Infrastructure Capital Inc.	196,861	5,559
	PennyMac Financial Services Inc.	50,381	5,547
*	Remitly Global Inc.	282,570	5,236
*	NMI Holdings Inc.	127,964	5,035
*	NCR Atleos Corp.	120,067	4,757
	Walker & Dunlop Inc.	55,534	4,723
	Western Union Co.	533,695	4,627
	Burford Capital Ltd.	323,356	4,527
*	Marqeta Inc. Class A	638,110	4,062
	EVERTEC Inc.	104,737	3,737
*	Payoneer Global Inc.	473,496	3,291
	Federal Agricultural Mortgage Corp. Class C	15,436	3,235
*	AvidXchange Holdings Inc.	285,684	2,840
*	Sezzle Inc.	29,872	2,826
*	Flywire Corp.	178,749	2,351
*	Paymentus Holdings Inc. Class A	51,604	2,009
	UWM Holdings Corp.	286,094	1,631
	Cannae Holdings Inc.	84,439	1,579
	Merchants Bancorp	33,948	1,101
*	Cantaloupe Inc.	95,326	1,036
	Compass Diversified Holdings	113,892	854
	Cass Information Systems Inc.	19,718	850
	Alerus Financial Corp.	37,814	842
*	Repay Holdings Corp.	125,207	741
*	International Money Express Inc.	46,200	670
*	Acacia Research Corp.	62,465	213
			3,383,214
Insurance (14.7%)
	Progressive Corp.	956,519	236,318
	Chubb Ltd.	621,084	170,842
	Marsh & McLennan Cos. Inc.	803,928	165,456
	Arthur J Gallagher & Co.	417,854	126,505
	Aon plc Class A (XNYS)	334,689	122,831
	Travelers Cos. Inc.	369,613	100,354
	Aflac Inc.	837,780	89,525
	Allstate Corp.	431,981	87,887
	American International Group Inc.	939,899	76,433
	MetLife Inc.	930,626	75,716
	Prudential Financial Inc.	577,329	63,310
	Hartford Insurance Group Inc.	463,236	61,291
	Arch Capital Group Ltd.	611,187	55,942
	Willis Towers Watson plc	161,730	52,852
	Brown & Brown Inc.	484,181	46,941

Financials Index Fund
		Shares	Market Value• ($000)
*	Markel Group Inc.	20,687	40,527
	Cincinnati Financial Corp.	254,848	39,145
	W R Berkley Corp.	495,699	35,537
	Principal Financial Group Inc.	365,511	29,427
	Loews Corp.	290,476	28,118
	Fidelity National Financial Inc.	426,432	25,530
	Everest Group Ltd.	69,328	23,702
	Reinsurance Group of America Inc.	108,005	21,038
	RenaissanceRe Holdings Ltd.	79,292	19,267
	Unum Group	269,927	18,857
	Globe Life Inc.	134,566	18,832
	Assurant Inc.	82,978	17,891
	Kinsale Capital Group Inc.	36,149	16,536
	Old Republic International Corp.	381,713	15,257
	American Financial Group Inc.	109,220	14,839
	Erie Indemnity Co. Class A	41,485	14,701
	Primerica Inc.	53,518	14,415
	Axis Capital Holdings Ltd.	128,802	12,697
	Lincoln National Corp.	279,169	11,985
	First American Financial Corp.	168,612	11,128
	Hanover Insurance Group Inc.	58,420	10,135
	Ryan Specialty Holdings Inc.	175,536	9,923
	RLI Corp.	135,182	9,156
	Selective Insurance Group Inc.	99,535	7,787
	White Mountains Insurance Group Ltd.	4,192	7,672
	CNO Financial Group Inc.	163,332	6,447
	Assured Guaranty Ltd.	75,631	6,217
*	Genworth Financial Inc.	677,402	5,805
*	Oscar Health Inc. Class A	321,669	5,359
*	Palomar Holdings Inc.	43,548	5,357
	Kemper Corp.	99,049	5,314
*	Lemonade Inc.	95,612	5,058
*	Brighthouse Financial Inc.	94,899	4,485
*	Baldwin Insurance Group Inc.	115,505	3,658
	Mercury General Corp.	45,228	3,497
	Goosehead Insurance Inc. Class A	40,886	3,463
	Stewart Information Services Corp.	45,945	3,347
*	SiriusPoint Ltd.	170,366	3,189
	Horace Mann Educators Corp.	67,221	3,091
*	Skyward Specialty Insurance Group Inc.	59,249	2,862
	HCI Group Inc.	15,983	2,664
*	Trupanion Inc.	52,272	2,423
*	ProAssurance Corp.	79,429	1,891
	Safety Insurance Group Inc.	24,582	1,819
*	Hamilton Insurance Group Ltd. Class B	75,487	1,800
	Employers Holdings Inc.	39,109	1,692
*	Root Inc. Class A	17,665	1,629
	AMERISAFE Inc.	31,409	1,450
	United Fire Group Inc.	35,593	1,094
	Universal Insurance Holdings Inc.	43,692	1,066
*	Hippo Holdings Inc.	26,638	901
	Tiptree Inc.	36,778	862
*	Heritage Insurance Holdings Inc.	37,713	859
*	Bowhead Specialty Holdings Inc.	26,619	827
*	Ambac Financial Group Inc.	68,219	616
*	Greenlight Capital Re Ltd. Class A	45,006	580
*	Selectquote Inc.	237,770	537
	Donegal Group Inc. Class A	26,811	480
	American Coastal Insurance Corp.	40,127	443
	James River Group Holdings Ltd.	63,642	358
	Crawford & Co. Class A	26,950	292
			2,097,737
Mortgage Real Estate Investment Trusts (REITs) (0.7%)
	Annaly Capital Management Inc.	985,733	20,888
	AGNC Investment Corp.	1,662,402	16,225
	Starwood Property Trust Inc.	531,473	10,773
	Rithm Capital Corp.	866,314	10,725
	Blackstone Mortgage Trust Inc. Class A	265,935	5,202
[1]	Arbor Realty Trust Inc.	311,891	3,724

Financials Index Fund
		Shares	Market Value• ($000)
	ARMOUR Residential REIT Inc.	179,686	2,751
	Apollo Commercial Real Estate Finance Inc.	214,976	2,277
	Dynex Capital Inc.	172,576	2,178
	Ladder Capital Corp.	187,382	2,177
	Ellington Financial Inc.	157,827	2,153
	Chimera Investment Corp.	131,134	1,858
	PennyMac Mortgage Investment Trust	140,936	1,735
	MFA Financial Inc.	167,092	1,704
	Two Harbors Investment Corp.	169,802	1,698
	Franklin BSP Realty Trust Inc. REIT	134,895	1,558
	Orchid Island Capital Inc.	205,098	1,448
	Redwood Trust Inc.	216,374	1,324
	Brightspire Capital Inc.	213,198	1,237
	Ready Capital Corp.	266,597	1,136
	TPG RE Finance Trust Inc.	110,750	1,035
	New York Mortgage Trust Inc.	139,325	1,006
	KKR Real Estate Finance Trust Inc.	94,428	909
	Invesco Mortgage Capital Inc. REIT	109,754	858
	Claros Mortgage Trust Inc.	182,305	674
	Ares Commercial Real Estate Corp.	84,442	399
			97,652
Total Common Stocks (Cost $9,702,222)			13,924,539
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[2,3]	Vanguard Market Liquidity Fund, 4.362% (Cost $375,334)	3,753,875	375,350
Total Investments (100.0%) (Cost $10,077,556)			14,299,889
Other Assets and Liabilities—Net (0.0%)			6,580
Net Assets (100.0%)			14,306,469
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,765.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,252 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	1/30/2026	CITNA	355,298	(4.337)	—	(539)
Visa Inc. Class A	8/31/2026	BANA	26,383	(4.334)	—	—
					—	(539)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At August 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $4,003 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $9,702,222)	13,924,539
Affiliated Issuers (Cost $375,334)	375,350
Total Investments in Securities	14,299,889
Investment in Vanguard	354
Cash	1,076
Receivables for Investment Securities Sold	6,985
Receivables for Accrued Income	13,469
Receivables for Capital Shares Issued	7,575
Total Assets	14,329,348
Liabilities
Payables for Investment Securities Purchased	13,715
Collateral for Securities on Loan	7,252
Payables for Capital Shares Redeemed	817
Payables to Vanguard	556
Unrealized Depreciation—Over-the-Counter Swap Contracts	539
Total Liabilities	22,879
Net Assets	14,306,469
1 Includes $6,765 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	11,051,215
Total Distributable Earnings (Loss)	3,255,254
Net Assets	14,306,469

ETF Shares—Net Assets
Applicable to 98,604,816 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,012,340
Net Asset Value Per Share—ETF Shares	$131.96

Admiral™ Shares—Net Assets
Applicable to 19,567,701 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,294,129
Net Asset Value Per Share—Admiral Shares	$66.14

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends	216,503
Interest[1]	13,204
Securities Lending—Net	309
Total Income	230,016
Expenses
The Vanguard Group—Note B
Investment Advisory Services	269
Management and Administrative—ETF Shares	9,136
Management and Administrative—Admiral Shares	854
Marketing and Distribution—ETF Shares	433
Marketing and Distribution—Admiral Shares	55
Custodian Fees	12
Auditing Fees	29
Shareholders’ Reports and Proxy Fees—ETF Shares	1,078
Shareholders’ Reports and Proxy Fees—Admiral Shares	30
Trustees’ Fees and Expenses	8
Other Expenses	32
Total Expenses	11,936
Net Investment Income	218,080
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	402,678
Swap Contracts	46,375
Realized Net Gain (Loss)	449,053
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,708,240
Swap Contracts	(898)
Change in Unrealized Appreciation (Depreciation)	1,707,342
Net Increase (Decrease) in Net Assets Resulting from Operations	2,374,475
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,185, ($3), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $415,076 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	218,080	183,019
Realized Net Gain (Loss)	449,053	551,653
Change in Unrealized Appreciation (Depreciation)	1,707,342	2,217,561
Net Increase (Decrease) in Net Assets Resulting from Operations	2,374,475	2,952,233
Distributions
ETF Shares	(212,114)	(185,098)
Admiral Shares	(18,464)	(14,613)
Total Distributions	(230,578)	(199,711)
Capital Share Transactions
ETF Shares	872,071	(1,079,766)
Admiral Shares	271,114	(28,028)
Net Increase (Decrease) from Capital Share Transactions	1,143,185	(1,107,794)
Total Increase (Decrease)	3,287,082	1,644,728
Net Assets
Beginning of Period	11,019,387	9,374,659
End of Period	14,306,469	11,019,387

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$110.81	$83.49	$81.31	$94.79	$61.18
Investment Operations
Net Investment Income[1]	2.069	1.778	1.924	1.852	1.676
Net Realized and Unrealized Gain (Loss) on Investments	21.273	27.448	2.219	(13.457)	33.519
Total from Investment Operations	23.342	29.226	4.143	(11.605)	35.195
Distributions
Dividends from Net Investment Income	(2.192)	(1.906)	(1.963)	(1.875)	(1.585)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.192)	(1.906)	(1.963)	(1.875)	(1.585)
Net Asset Value, End of Period	$131.96	$110.81	$83.49	$81.31	$94.79
Total Return	21.32%	35.49%	5.27%	-12.43%	58.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,012	$10,177	$8,711	$8,676	$10,946
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[2]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.72%	1.89%	2.34%	2.03%	2.09%
Portfolio Turnover Rate[3]	5%	5%	20%	6%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$55.53	$41.84	$40.75	$47.51	$30.66
Investment Operations
Net Investment Income[1]	1.034	.892	.962	.931	.841
Net Realized and Unrealized Gain (Loss) on Investments	10.675	13.753	1.112	(6.751)	16.803
Total from Investment Operations	11.709	14.645	2.074	(5.820)	17.644
Distributions
Dividends from Net Investment Income	(1.099)	(.955)	(.984)	(.940)	(.794)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.099)	(.955)	(.984)	(.940)	(.794)
Net Asset Value, End of Period	$66.14	$55.53	$41.84	$40.75	$47.51
Total Return[2]	21.35%	35.50%	5.27%	-12.43%	58.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,294	$843	$664	$721	$822
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.71%	1.89%	2.34%	2.05%	2.09%
Portfolio Turnover Rate[4]	5%	5%	20%	6%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Notes to Financial Statements
Vanguard Financials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may

Financials Index Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $354,000, representing less than 0.01% of the fund’s net assets and 0.14% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	13,924,539	—	—	13,924,539
Temporary Cash Investments	375,350	—	—	375,350
Total	14,299,889	—	—	14,299,889
Derivative Financial Instruments
Liabilities
Swap Contracts	—	(539)	—	(539)
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.

Financials Index Fund
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	436,692
Total Distributable Earnings (Loss)	(436,692)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	54,174
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	4,200,219
Capital Loss Carryforwards	(999,139)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	3,255,254
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	230,578	199,711
Long-Term Capital Gains	—	—
Total	230,578	199,711
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,099,670
Gross Unrealized Appreciation	4,462,840
Gross Unrealized Depreciation	(262,621)
Net Unrealized Appreciation (Depreciation)	4,200,219
E.	During the year ended August 31, 2025, the fund purchased $884,112,000 of investment securities and sold $636,695,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,841,076,000 and $1,079,750,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $5,913,000 and sales were $3,668,000, resulting in net realized loss of $80,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,969,196	16,140	1,359,130	15,234
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,097,125)	(9,375)	(2,438,896)	(27,725)
Net Increase (Decrease)—ETF Shares	872,071	6,765	(1,079,766)	(12,491)

Financials Index Fund
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	562,315	9,245	171,350	3,531
Issued in Lieu of Cash Distributions	15,485	262	12,004	262
Redeemed	(306,686)	(5,115)	(211,382)	(4,481)
Net Increase (Decrease)—Admiral Shares	271,114	4,392	(28,028)	(688)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At August 31, 2025, one shareholder was the record or beneficial owner of 25% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Health Care Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.4%)
Biotechnology (20.2%)
	AbbVie Inc.	4,487,382	944,145
	Amgen Inc.	1,624,784	467,467
	Gilead Sciences Inc.	3,758,662	424,616
*	Vertex Pharmaceuticals Inc.	775,977	303,423
	Regeneron Pharmaceuticals Inc.	320,782	186,278
*	Alnylam Pharmaceuticals Inc.	393,995	175,923
*	Insmed Inc.	573,996	78,121
*	Natera Inc.	392,012	65,956
*	Biogen Inc.	443,013	58,575
*	Incyte Corp.	497,249	42,072
*	Neurocrine Biosciences Inc.	299,119	41,757
*	United Therapeutics Corp.	129,522	39,473
*	BioMarin Pharmaceutical Inc.	579,834	33,787
*	Exelixis Inc.	783,210	29,308
*	Halozyme Therapeutics Inc.	372,565	27,253
*	Exact Sciences Corp.	570,341	27,046
*	Moderna Inc.	1,052,432	25,353
*	Bridgebio Pharma Inc.	430,811	22,299
*	Ionis Pharmaceuticals Inc.	456,329	19,456
*	Madrigal Pharmaceuticals Inc.	43,553	19,070
*	Rhythm Pharmaceuticals Inc.	159,337	16,436
*	Revolution Medicines Inc.	422,106	16,027
*	Alkermes plc	474,382	13,743
*	TG Therapeutics Inc.	455,181	13,350
*,1	CRISPR Therapeutics AG	248,329	12,871
*	Avidity Biosciences Inc.	273,407	12,735
*	ADMA Biologics Inc.	720,548	12,437
*	Cytokinetics Inc.	342,199	12,090
*	Roivant Sciences Ltd.	922,448	11,005
*	Vaxcyte Inc.	351,112	10,811
*,1	Summit Therapeutics Inc. (XNMS)	448,273	10,624
*	PTC Therapeutics Inc.	215,304	10,621
*	Merus NV	157,350	10,360
*	Krystal Biotech Inc.	65,649	9,696
*	Nuvalent Inc. Class A	120,318	9,214
*	ACADIA Pharmaceuticals Inc.	353,678	9,192
*	Protagonist Therapeutics Inc.	149,674	8,838
*,1	Viking Therapeutics Inc.	322,311	8,718
*	Mirum Pharmaceuticals Inc.	112,137	8,284
*	Soleno Therapeutics Inc.	119,412	8,081
*	Akero Therapeutics Inc.	169,006	7,898
*	Ultragenyx Pharmaceutical Inc.	256,728	7,692
*	Xenon Pharmaceuticals Inc.	197,216	7,634
*	Arrowhead Pharmaceuticals Inc.	334,595	7,371
*	Catalyst Pharmaceuticals Inc.	350,332	7,213
*	Veracyte Inc.	237,349	7,201
*	Denali Therapeutics Inc.	416,610	6,362
*	Apellis Pharmaceuticals Inc.	227,648	6,276
*	Agios Pharmaceuticals Inc.	166,085	6,263
*	Scholar Rock Holding Corp.	186,287	6,082
*	Ideaya Biosciences Inc.	238,677	5,859
*	Arcellx Inc.	83,049	5,763
*	Amicus Therapeutics Inc.	743,484	5,643
*	Vericel Corp.	151,582	5,511
*	Kymera Therapeutics Inc.	127,099	5,236
*	Arcutis Biotherapeutics Inc.	322,766	5,009
*	BioCryst Pharmaceuticals Inc.	598,569	4,974
*	Twist Bioscience Corp.	180,304	4,863
*	Sarepta Therapeutics Inc.	266,912	4,858
*	Ardelyx Inc.	725,141	4,612

Health Care Index Fund
		Shares	Market Value• ($000)
*,1	Recursion Pharmaceuticals Inc. Class A	966,024	4,540
*	Beam Therapeutics Inc.	274,008	4,483
*	Travere Therapeutics Inc.	255,027	4,463
*	Aurinia Pharmaceuticals Inc.	346,744	4,157
*	Disc Medicine Inc.	68,026	4,057
*	Biohaven Ltd.	262,410	4,038
*	Syndax Pharmaceuticals Inc.	246,648	4,028
*	MannKind Corp.	873,002	4,007
*	Celldex Therapeutics Inc.	179,489	3,963
*	MoonLake Immunotherapeutics	67,564	3,767
*	Dyne Therapeutics Inc.	277,619	3,745
*	Kiniksa Pharmaceuticals International plc	102,393	3,429
*	CG oncology Inc.	127,024	3,407
*	Intellia Therapeutics Inc.	297,555	3,379
*,1	Novavax Inc.	437,370	3,267
*	Newamsterdam Pharma Co. NV	135,567	3,260
*	Viridian Therapeutics Inc.	172,791	3,176
*	Cogent Biosciences Inc.	252,443	3,049
*,1	GRAIL Inc.	92,303	3,027
*	Immunovant Inc.	205,754	3,023
*	89bio Inc.	330,481	2,984
*	Dynavax Technologies Corp.	290,193	2,937
*	Vera Therapeutics Inc.	125,088	2,707
*	Janux Therapeutics Inc.	116,106	2,638
*	MiMedx Group Inc.	356,835	2,534
*	Praxis Precision Medicines Inc.	55,321	2,519
*,1	Anavex Life Sciences Corp.	260,721	2,513
*	Akebia Therapeutics Inc.	793,261	2,491
*	Apogee Therapeutics Inc.	67,277	2,447
*	Stoke Therapeutics Inc.	115,400	2,280
*	Arcus Biosciences Inc.	207,736	2,200
*	CareDx Inc.	159,526	2,179
*	Geron Corp. (XNGS)	1,441,088	2,017
*	Immunome Inc.	210,699	2,004
*	Nurix Therapeutics Inc.	207,810	1,941
*,1	ImmunityBio Inc.	799,173	1,870
*	Iovance Biotherapeutics Inc.	811,519	1,810
*	Spyre Therapeutics Inc.	109,726	1,809
*	Myriad Genetics Inc.	276,591	1,762
*	uniQure NV	107,446	1,755
*	Mineralys Therapeutics Inc.	108,233	1,675
*	Zymeworks Inc.	112,505	1,666
*	Kura Oncology Inc.	208,972	1,651
*	Arbutus Biopharma Corp.	431,296	1,600
*	ARS Pharmaceuticals Inc.	133,554	1,552
*	Taysha Gene Therapies Inc.	513,207	1,499
*	Day One Biopharmaceuticals Inc.	199,521	1,498
*	Xencor Inc.	181,193	1,473
*	Emergent BioSolutions Inc.	164,694	1,367
*	Vir Biotechnology Inc.	270,236	1,335
*	Keros Therapeutics Inc.	85,857	1,306
*	Relay Therapeutics Inc.	358,229	1,286
*	Arcturus Therapeutics Holdings Inc.	73,686	1,253
*,1	Sana Biotechnology Inc.	409,035	1,252
*	REGENXBIO Inc.	127,568	1,139
*	Prothena Corp. plc	129,959	1,066
*	ArriVent Biopharma Inc.	55,397	1,059
*	ORIC Pharmaceuticals Inc.	102,936	1,053
*	KalVista Pharmaceuticals Inc.	75,350	1,014
*	MeiraGTx Holdings plc	131,203	958
*,1	Altimmune Inc.	247,401	948
*	Aura Biosciences Inc.	149,816	938
*,1	Prime Medicine Inc.	286,580	928
*	Organogenesis Holdings Inc.	177,782	916
*	AnaptysBio Inc.	44,315	901
*,1	Ocugen Inc.	876,130	894
*	Tango Therapeutics Inc.	130,838	878
*	Aldeyra Therapeutics Inc.	145,069	847
*	Y-mAbs Therapeutics Inc.	95,770	819
*	Erasca Inc.	517,544	813

Health Care Index Fund
		Shares	Market Value• ($000)
*	Rocket Pharmaceuticals Inc.	243,791	800
*	Vanda Pharmaceuticals Inc.	168,161	795
*	Bicara Therapeutics Inc.	57,688	689
*	Savara Inc.	208,648	684
*	Editas Medicine Inc.	260,515	669
*	Replimune Group Inc.	116,584	630
*	Olema Pharmaceuticals Inc.	113,787	621
*	4D Molecular Therapeutics Inc.	98,952	610
*	Lexicon Pharmaceuticals Inc.	547,409	602
*	Cullinan Therapeutics Inc.	79,553	600
*	Dianthus Therapeutics Inc.	24,605	580
*	Ironwood Pharmaceuticals Inc.	438,656	579
*,1	Humacyte Inc.	372,980	578
*	Perspective Therapeutics Inc.	168,184	565
*	Monte Rosa Therapeutics Inc.	111,361	535
*	Astria Therapeutics Inc.	85,618	529
*	Tyra Biosciences Inc.	40,175	509
*	Allogene Therapeutics Inc.	446,647	505
*	Heron Therapeutics Inc.	371,000	501
*	Alector Inc.	199,563	469
*	Annexon Inc.	211,600	436
*	Coherus Oncology Inc.	335,969	390
*	Agenus Inc.	87,915	367
*	Korro Bio Inc.	13,768	318
*	Entrada Therapeutics Inc.	57,472	314
*	Fate Therapeutics Inc.	294,378	306
*	MacroGenics Inc.	154,555	274
*	Zentalis Pharmaceuticals Inc.	135,893	230
*	Lyell Immunopharma Inc.	15,940	177
*	Applied Therapeutics Inc.	323,677	159
*	HilleVax Inc.	59,010	123
*	Mural Oncology plc	45,838	94
*	ALX Oncology Holdings Inc.	76,505	89
*,2	Prevail Therapeutics CVR	78	—
			3,549,404
Health Care Equipment & Supplies (22.5%)
	Abbott Laboratories	5,257,052	697,401
*	Intuitive Surgical Inc.	1,083,015	512,586
*	Boston Scientific Corp.	4,470,217	471,608
	Stryker Corp.	1,039,296	406,791
	Medtronic plc	3,871,592	359,322
	Becton Dickinson & Co.	866,149	167,149
*	IDEXX Laboratories Inc.	243,019	157,255
*	Edwards Lifesciences Corp.	1,772,532	144,178
	ResMed Inc.	443,087	121,632
	GE Healthcare Inc.	1,383,878	102,033
*	Dexcom Inc.	1,184,912	89,271
	STERIS plc	297,349	72,868
*	Insulet Corp.	212,674	72,284
	Zimmer Biomet Holdings Inc.	597,987	63,446
*	Hologic Inc.	672,465	45,136
*	Cooper Cos. Inc.	602,072	40,577
	Baxter International Inc.	1,551,766	38,313
*	Solventum Corp.	470,870	34,416
*	Penumbra Inc.	111,198	30,317
*	Align Technology Inc.	207,805	29,500
*	Masimo Corp.	139,434	19,480
	Teleflex Inc.	133,354	16,857
*	Glaukos Corp.	172,958	16,573
*	iRhythm Technologies Inc.	96,351	16,378
*	Merit Medical Systems Inc.	178,567	16,167
*	Globus Medical Inc. Class A	240,856	14,757
*	Lantheus Holdings Inc.	208,782	11,462
*	Integer Holdings Corp.	105,309	11,360
*	TransMedics Group Inc.	97,000	11,151
*	Envista Holdings Corp.	511,601	10,836
*	LivaNova plc	165,148	9,309
*	ICU Medical Inc.	70,817	9,041
	DENTSPLY SIRONA Inc.	604,447	8,644

Health Care Index Fund
		Shares	Market Value• ($000)
*	Inspire Medical Systems Inc.	84,546	7,921
*	Haemonetics Corp.	144,966	7,906
*	PROCEPT BioRobotics Corp.	166,958	6,707
	LeMaitre Vascular Inc.	64,787	6,178
*	QuidelOrtho Corp.	204,878	5,878
*	Alphatec Holdings Inc.	352,927	5,612
*	AtriCure Inc.	149,669	5,536
*	Enovis Corp.	172,880	5,342
	CONMED Corp.	93,513	5,083
*	Artivion Inc.	109,794	4,823
*	UFP Technologies Inc.	22,097	4,644
*	Omnicell Inc.	141,732	4,619
*	Novocure Ltd.	319,713	3,942
*	Neogen Corp.	623,563	3,585
*	Integra LifeSciences Holdings Corp.	199,306	3,016
*	STAAR Surgical Co.	104,351	2,855
*	Tandem Diabetes Care Inc.	201,261	2,518
	Embecta Corp.	167,253	2,422
*,1	Establishment Labs Holdings Inc.	52,358	2,161
*	Axogen Inc.	130,570	2,107
*	SI-BONE Inc.	115,665	1,928
	iRadimed Corp.	24,926	1,806
*	Avanos Medical Inc.	140,596	1,679
*	Zimvie Inc.	84,655	1,598
*	Surmodics Inc.	43,155	1,469
*	Varex Imaging Corp.	124,291	1,436
*	Orthofix Medical Inc.	94,612	1,417
*	AngioDynamics Inc.	122,714	1,259
*	Treace Medical Concepts Inc.	151,508	1,112
*	OrthoPediatrics Corp.	47,857	1,022
*,1	Pulse Biosciences Inc.	60,908	947
*	RxSight Inc.	104,409	944
*	Butterfly Network Inc.	566,894	913
*	Bioventus Inc. Class A	120,251	890
*	Cerus Corp.	567,688	744
*	OraSure Technologies Inc.	208,851	691
*	Ceribell Inc.	49,024	580
*	Pulmonx Corp.	110,490	189
			3,941,577
Health Care Providers & Services (17.3%)
	UnitedHealth Group Inc.	2,576,058	798,243
	CVS Health Corp.	3,822,483	279,615
	McKesson Corp.	377,777	259,397
	Cigna Group	807,260	242,880
	HCA Healthcare Inc.	545,222	220,248
	Elevance Health Inc.	682,755	217,560
	Cencora Inc.	556,378	162,245
	Humana Inc.	364,726	110,753
	Cardinal Health Inc.	720,748	107,233
	Labcorp Holdings Inc.	252,968	70,322
	Quest Diagnostics Inc.	337,371	61,280
*	Tenet Healthcare Corp.	280,715	51,744
*	Centene Corp.	1,504,360	43,687
	Encompass Health Corp.	304,670	37,097
	Universal Health Services Inc. Class B	172,898	31,395
	Ensign Group Inc.	173,803	29,856
*	Molina Healthcare Inc.	163,564	29,577
*	Hims & Hers Health Inc.	586,354	24,832
*	Henry Schein Inc.	340,272	23,676
*	HealthEquity Inc.	261,547	23,364
*	Guardant Health Inc.	337,289	22,740
	Chemed Corp.	44,249	20,264
*	DaVita Inc.	125,357	17,269
*	Option Care Health Inc.	495,576	14,213
*	RadNet Inc.	197,492	14,172
*	CorVel Corp.	93,364	8,314
	Concentra Group Holdings Parent Inc.	347,905	8,280
*	GeneDx Holdings Corp.	55,977	7,248
*	BrightSpring Health Services Inc.	292,949	6,940

Health Care Index Fund
		Shares	Market Value• ($000)
*	Alignment Healthcare Inc.	418,059	6,839
*	Privia Health Group Inc.	296,009	6,820
	Premier Inc. Class A	248,615	6,439
*	Addus HomeCare Corp.	55,546	6,397
*	Acadia Healthcare Co. Inc.	278,182	6,387
*	Progyny Inc.	245,828	5,819
*	Surgery Partners Inc.	231,550	5,254
*	Brookdale Senior Living Inc.	636,579	4,902
	National HealthCare Corp.	39,978	4,537
	Select Medical Holdings Corp.	347,815	4,525
*	Pediatrix Medical Group Inc.	261,111	4,494
*	Astrana Health Inc.	134,978	4,314
	US Physical Therapy Inc.	45,877	3,803
*	NeoGenomics Inc.	388,820	3,414
*	Clover Health Investments Corp.	1,257,273	3,294
*	AdaptHealth Corp.	285,264	2,707
*	Pennant Group Inc.	104,581	2,511
*	AMN Healthcare Services Inc.	115,686	2,404
*	LifeStance Health Group Inc.	408,604	2,239
*	Castle Biosciences Inc.	87,352	2,097
*	OPKO Health Inc.	1,317,271	1,818
*	PACS Group Inc.	141,068	1,642
*	Fulgent Genetics Inc.	59,659	1,323
*	agilon health Inc.	935,662	1,198
*	Cross Country Healthcare Inc.	88,517	1,184
*	Talkspace Inc.	433,758	1,154
*	Owens & Minor Inc.	232,258	1,138
*	Community Health Systems Inc.	382,040	1,054
*	Enhabit Inc.	130,416	1,028
*	DocGo Inc.	260,754	407
			3,045,586
Health Care Technology (1.1%)
*	Veeva Systems Inc. Class A	469,150	126,295
*	Doximity Inc. Class A	372,591	25,314
*	Waystar Holding Corp.	287,178	10,878
*	Phreesia Inc.	179,583	5,686
*	Teladoc Health Inc.	530,087	4,098
*	Certara Inc.	367,230	3,981
*	Schrodinger Inc.	194,469	3,794
*	Evolent Health Inc. Class A	299,717	2,892
	HealthStream Inc.	74,226	2,084
*	GoodRx Holdings Inc. Class A	259,239	1,128
*	Claritev Corp.	12,396	854
*	Simulations Plus Inc.	52,141	739
*	Health Catalyst Inc.	209,901	711
*	Definitive Healthcare Corp.	113,148	456
*	American Well Corp. Class A	37,855	261
			189,171
Life Sciences Tools & Services (9.4%)
	Thermo Fisher Scientific Inc.	1,140,785	562,088
	Danaher Corp.	1,946,591	400,647
	Agilent Technologies Inc.	857,798	107,791
*	IQVIA Holdings Inc.	522,068	99,616
*	Mettler-Toledo International Inc.	62,719	81,600
*	Waters Corp.	180,026	54,332
	West Pharmaceutical Services Inc.	216,811	53,541
*	Illumina Inc.	478,653	47,846
*	Medpace Holdings Inc.	73,860	35,121
	Revvity Inc.	355,739	32,056
	Bio-Techne Corp.	473,124	25,847
*	Avantor Inc.	1,899,453	25,586
*	Charles River Laboratories International Inc.	148,571	24,263
*,1	Tempus AI Inc.	279,691	21,217
*	Repligen Corp.	161,488	19,753
*	Bio-Rad Laboratories Inc. Class A	56,798	16,919
	Bruker Corp.	320,459	10,889
*	Sotera Health Co.	473,530	7,752
*	Adaptive Biotechnologies Corp.	321,063	4,232
*	10X Genomics Inc. Class A	301,806	4,228

Health Care Index Fund
		Shares	Market Value• ($000)
*	Azenta Inc.	125,393	3,829
*	BioLife Solutions Inc.	122,767	3,075
*	Fortrea Holdings Inc.	273,085	2,690
*	Niagen Bioscience Inc.	169,577	1,679
*	Cytek Biosciences Inc.	329,852	1,366
*	CryoPort Inc.	150,766	1,336
*	Ginkgo Bioworks Holdings Inc.	89,976	1,140
	Mesa Laboratories Inc.	16,536	1,120
*	Pacific Biosciences of California Inc.	783,284	1,026
*	Standard BioTools Inc.	745,693	940
*	Maravai LifeSciences Holdings Inc. Class A	325,600	788
*	Quanterix Corp.	111,332	507
*	OmniAb Inc.	295,190	472
*	MaxCyte Inc.	303,778	422
*,2	OmniAb Inc. 12.5 Earnout	22,076	—
*,2	OmniAb Inc. 15 Earnout	22,076	—
			1,655,714
Pharmaceuticals (25.9%)
	Eli Lilly & Co.	2,434,136	1,783,199
	Johnson & Johnson	5,020,212	889,431
	Merck & Co. Inc.	7,587,652	638,273
	Pfizer Inc.	17,180,291	425,384
	Bristol-Myers Squibb Co.	6,149,636	290,140
	Zoetis Inc.	1,345,481	210,433
	Royalty Pharma plc Class A	1,146,097	41,237
	Viatris Inc.	3,541,759	37,366
*	Elanco Animal Health Inc. (XNYS)	1,499,609	27,518
*	Jazz Pharmaceuticals plc	173,483	22,162
*	Corcept Therapeutics Inc.	288,765	20,133
*	Axsome Therapeutics Inc.	103,994	12,612
*	Prestige Consumer Healthcare Inc.	148,587	10,110
	Perrigo Co. plc	414,901	9,850
*	Ligand Pharmaceuticals Inc.	58,223	9,415
*	Crinetics Pharmaceuticals Inc.	268,483	8,320
*	Supernus Pharmaceuticals Inc.	169,088	7,629
	Organon & Co.	784,750	7,392
*	Tarsus Pharmaceuticals Inc.	95,083	5,570
*	Liquidia Corp.	193,390	5,353
*	ANI Pharmaceuticals Inc.	52,183	4,879
*	Harmony Biosciences Holdings Inc.	130,218	4,804
*	Amneal Pharmaceuticals Inc.	474,431	4,536
*,1	Tilray Brands Inc.	3,132,536	4,323
*	Avadel Pharmaceuticals plc	262,950	3,881
*	Ocular Therapeutix Inc.	312,700	3,818
*	Collegium Pharmaceutical Inc.	97,825	3,796
*	Xeris Biopharma Holdings Inc.	483,497	3,786
*	Pacira BioSciences Inc.	139,959	3,733
*	Innoviva Inc.	180,474	3,687
*	Harrow Inc.	93,957	3,664
*	Amphastar Pharmaceuticals Inc.	113,415	3,473
*	WaVe Life Sciences Ltd.	330,350	3,171
	Phibro Animal Health Corp. Class A	61,721	2,288
*	Edgewise Therapeutics Inc.	158,762	2,278
*,1	ATAI Life Sciences NV	448,264	2,053
*	EyePoint Pharmaceuticals Inc.	176,834	2,046
*	Enliven Therapeutics Inc.	98,276	1,992
*,1	Nuvation Bio Inc.	562,857	1,672
*	Amylyx Pharmaceuticals Inc.	174,955	1,641
*	Mind Medicine MindMed Inc.	182,614	1,622
*	Theravance Biopharma Inc.	113,991	1,582
*,1	Phathom Pharmaceuticals Inc.	126,517	1,541
*	Arvinas Inc.	176,165	1,362
*	LENZ Therapeutics Inc.	34,715	1,341
*	Terns Pharmaceuticals Inc.	171,706	1,195
*	Evolus Inc.	144,195	1,100
	SIGA Technologies Inc.	130,047	1,091
*	Rapport Therapeutics Inc.	49,775	878
*	Alumis Inc.	144,804	672
*	Atea Pharmaceuticals Inc.	180,767	607

Health Care Index Fund
		Shares	Market Value• ($000)
*	Ventyx Biosciences Inc.	162,933	391
*	Cassava Sciences Inc.	132,887	303
*	Neumora Therapeutics Inc.	170,666	295
*	Pliant Therapeutics Inc.	146,459	240
*,2	Chinook Therapeutics Inc. CVR	784	—
			4,541,268
Total Common Stocks (Cost $14,456,498)			16,922,720
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[3,4]	Vanguard Market Liquidity Fund, 4.362% (Cost $628,295)	6,283,669	628,304
Total Investments (100.0%) (Cost $15,084,793)			17,551,024
Other Assets and Liabilities—Net (0.0%)			6,770
Net Assets (100.0%)			17,557,794
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $54,235.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $59,974 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AbbVie Inc.	8/31/2026	BANA	178,840	(5.034)	—	—
Avantor Inc.	8/31/2026	BANA	2,182	(4.334)	—	—
Globus Medical Inc.	8/31/2026	BANA	6,127	(4.334)	—	—
Johnson & Johnson	1/30/2026	GSI	17,664	(4.333)	162	—
Johnson & Johnson	8/31/2026	BANA	380,915	(5.034)	—	—
UnitedHealth Group Inc.	8/31/2026	BANA	51,129	(4.983)	—	(64)
					162	(64)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At August 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $42,462 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $14,456,498)	16,922,720
Affiliated Issuers (Cost $628,295)	628,304
Total Investments in Securities	17,551,024
Investment in Vanguard	435
Receivables for Investment Securities Sold	45,994
Receivables for Accrued Income	29,823
Receivables for Capital Shares Issued	472
Unrealized Appreciation—Over-the-Counter Swap Contracts	162
Total Assets	17,627,910
Liabilities
Due to Custodian	1,151
Payables for Investment Securities Purchased	2,002
Collateral for Securities on Loan	59,974
Payables for Capital Shares Redeemed	6,232
Payables to Vanguard	693
Unrealized Depreciation—Over-the-Counter Swap Contracts	64
Total Liabilities	70,116
Net Assets	17,557,794
1 Includes $54,235 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	16,230,509
Total Distributable Earnings (Loss)	1,327,285
Net Assets	17,557,794

ETF Shares—Net Assets
Applicable to 59,553,592 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,188,330
Net Asset Value Per Share—ETF Shares	$255.04

Admiral™ Shares—Net Assets
Applicable to 18,572,890 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,369,464
Net Asset Value Per Share—Admiral Shares	$127.58

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends	281,248
Interest[1]	21,380
Securities Lending—Net	1,887
Total Income	304,515
Expenses
The Vanguard Group—Note B
Investment Advisory Services	388
Management and Administrative—ETF Shares	13,160
Management and Administrative—Admiral Shares	2,199
Marketing and Distribution—ETF Shares	459
Marketing and Distribution—Admiral Shares	117
Custodian Fees	63
Auditing Fees	28
Shareholders’ Reports and Proxy Fees—ETF Shares	1,498
Shareholders’ Reports and Proxy Fees—Admiral Shares	103
Trustees’ Fees and Expenses	11
Other Expenses	33
Total Expenses	18,059
Net Investment Income	286,456
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	795,037
Swap Contracts	13,112
Realized Net Gain (Loss)	808,149
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(3,312,564)
Swap Contracts	(2,353)
Change in Unrealized Appreciation (Depreciation)	(3,314,917)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,220,312)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $21,357, $10, and $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,126,169 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	286,456	286,512
Realized Net Gain (Loss)	808,149	832,644
Change in Unrealized Appreciation (Depreciation)	(3,314,917)	2,503,192
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,220,312)	3,622,348
Distributions
ETF Shares	(254,457)	(239,087)
Admiral Shares	(40,445)	(39,943)
Total Distributions	(294,902)	(279,030)
Capital Share Transactions
ETF Shares	(1,660,795)	(829,112)
Admiral Shares	(346,733)	(246,641)
Net Increase (Decrease) from Capital Share Transactions	(2,007,528)	(1,075,753)
Total Increase (Decrease)	(4,522,742)	2,267,565
Net Assets
Beginning of Period	22,080,536	19,812,971
End of Period	17,557,794	22,080,536

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$288.15	$244.43	$231.59	$262.41	$207.65
Investment Operations
Net Investment Income[1]	3.912	3.660	3.418	3.157	2.893
Net Realized and Unrealized Gain (Loss) on Investments	(33.035)	43.617	12.859	(30.771)	54.714
Total from Investment Operations	(29.123)	47.277	16.277	(27.614)	57.607
Distributions
Dividends from Net Investment Income	(3.987)	(3.557)	(3.437)	(3.206)	(2.846)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.987)	(3.557)	(3.437)	(3.206)	(2.846)
Net Asset Value, End of Period	$255.04	$288.15	$244.43	$231.59	$262.41
Total Return	-10.13%	19.55%	7.07%	-10.60%	27.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,188	$19,012	$16,976	$15,829	$16,894
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[2]	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.50%	1.43%	1.41%	1.27%	1.25%
Portfolio Turnover Rate[3]	4%	4%	4%	3%	5%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$144.14	$122.27	$115.84	$131.26	$103.87
Investment Operations
Net Investment Income[1]	1.956	1.831	1.711	1.583	1.450
Net Realized and Unrealized Gain (Loss) on Investments	(16.522)	21.818	6.438	(15.400)	27.365
Total from Investment Operations	(14.566)	23.649	8.149	(13.817)	28.815
Distributions
Dividends from Net Investment Income	(1.994)	(1.779)	(1.719)	(1.603)	(1.425)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.994)	(1.779)	(1.719)	(1.603)	(1.425)
Net Asset Value, End of Period	$127.58	$144.14	$122.27	$115.84	$131.26
Total Return[2]	-10.13%	19.55%	7.08%	-10.59%	28.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,369	$3,068	$2,837	$2,744	$2,972
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.50%	1.43%	1.41%	1.28%	1.25%
Portfolio Turnover Rate[4]	4%	4%	4%	3%	5%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Notes to Financial Statements
Vanguard Health Care Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may

Health Care Index Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $435,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	16,922,720	—	—	16,922,720
Temporary Cash Investments	628,304	—	—	628,304
Total	17,551,024	—	—	17,551,024
Derivative Financial Instruments
Assets
Swap Contracts	—	162	—	162
Liabilities
Swap Contracts	—	(64)	—	(64)
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.

Health Care Index Fund
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,158,102
Total Distributable Earnings (Loss)	(1,158,102)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	48,703
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	2,401,420
Capital Loss Carryforwards	(1,122,838)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,327,285
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	294,902	279,030
Long-Term Capital Gains	—	—
Total	294,902	279,030
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,149,604
Gross Unrealized Appreciation	4,814,044
Gross Unrealized Depreciation	(2,412,624)
Net Unrealized Appreciation (Depreciation)	2,401,420
E.	During the year ended August 31, 2025, the fund purchased $672,056,000 of investment securities and sold $951,463,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $630,125,000 and $2,373,806,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $9,498,000 and sales were $2,608,000, resulting in net realized loss of $3,030,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	720,164	2,848	1,174,984	4,607
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,380,959)	(9,275)	(2,004,096)	(8,075)
Net Increase (Decrease)—ETF Shares	(1,660,795)	(6,427)	(829,112)	(3,468)

Health Care Index Fund
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	346,347	2,650	349,006	2,717
Issued in Lieu of Cash Distributions	34,219	261	33,749	267
Redeemed	(727,299)	(5,624)	(629,396)	(4,903)
Net Increase (Decrease)—Admiral Shares	(346,733)	(2,713)	(246,641)	(1,919)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Industrials Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Aerospace & Defense (22.3%)
	General Electric Co.	1,164,232	320,397
	RTX Corp.	1,458,543	231,325
*	Boeing Co.	698,188	163,851
	Lockheed Martin Corp.	230,221	104,896
	Northrop Grumman Corp.	149,280	88,081
	TransDigm Group Inc.	61,321	85,781
	General Dynamics Corp.	249,079	80,843
	Howmet Aerospace Inc.	418,664	72,889
*	Axon Enterprise Inc.	80,742	60,338
	L3Harris Technologies Inc.	204,106	56,664
*	Rocket Lab Corp.	470,967	22,889
	HEICO Corp. Class A	82,569	20,230
	Curtiss-Wright Corp.	41,146	19,674
	BWX Technologies Inc.	99,739	16,162
	Woodward Inc.	64,956	16,032
	Textron Inc.	197,117	15,801
	HEICO Corp.	48,095	15,007
*	Kratos Defense & Security Solutions Inc.	183,810	12,102
*	ATI Inc.	154,006	11,942
	Huntington Ingalls Industries Inc.	42,847	11,602
*	AeroVironment Inc.	35,233	8,503
	Moog Inc. Class A	30,881	6,048
	Hexcel Corp.	87,774	5,543
*	Spirit AeroSystems Holdings Inc. Class A	128,000	5,323
*	Archer Aviation Inc. Class A	588,264	5,265
*	StandardAero Inc.	161,352	4,274
*	Mercury Systems Inc.	55,471	3,747
	Leonardo DRS Inc.	87,359	3,639
*	AAR Corp.	39,387	2,980
*	Loar Holdings Inc.	35,744	2,526
*	Ducommun Inc.	15,398	1,405
*	V2X Inc.	22,483	1,293
*	Astronics Corp.	28,557	1,039
*	Intuitive Machines Inc.	115,978	1,017
	Cadre Holdings Inc.	31,021	956
	National Presto Industries Inc.	6,222	652
*,1	Redwire Corp.	54,394	485
*	AerSale Corp.	33,440	289
*,1	Virgin Galactic Holdings Inc.	45,178	140
			1,481,630
Air Freight & Logistics (2.6%)
	United Parcel Service Inc. Class B (XNYS)	801,116	70,050
	FedEx Corp.	248,514	57,424
	Expeditors International of Washington Inc.	149,540	18,025
	CH Robinson Worldwide Inc.	129,636	16,684
*	GXO Logistics Inc.	124,836	6,573
	Hub Group Inc. Class A	66,140	2,475
*	Forward Air Corp.	21,643	650
			171,881
Building Products (6.6%)
	Trane Technologies plc	243,495	101,196
	Johnson Controls International plc	718,454	76,796
	Carrier Global Corp.	841,664	54,876
	Lennox International Inc.	34,872	19,454
	Carlisle Cos. Inc.	47,234	18,227
	Masco Corp.	230,401	16,909
*	Builders FirstSource Inc.	120,573	16,721
	Allegion plc	93,983	15,958
	Owens Corning	92,881	13,948

Industrials Index Fund
		Shares	Market Value• ($000)
	Advanced Drainage Systems Inc.	80,547	11,596
	Armstrong World Industries Inc.	47,433	9,286
	A O Smith Corp.	126,800	9,040
	Simpson Manufacturing Co. Inc.	45,687	8,732
	Fortune Brands Innovations Inc.	131,349	7,686
	Zurn Elkay Water Solutions Corp.	165,356	7,501
*	Trex Co. Inc.	117,086	7,216
	UFP Industries Inc.	65,966	6,661
	AAON Inc.	75,512	6,264
*	Resideo Technologies Inc.	153,967	5,243
	CSW Industrials Inc.	18,352	5,020
*	Hayward Holdings Inc.	236,133	3,797
	AZZ Inc.	31,131	3,514
	Griffon Corp.	41,060	3,127
*	Gibraltar Industries Inc.	32,203	2,016
*	Masterbrand Inc.	138,550	1,761
*	Janus International Group Inc.	153,117	1,585
	Apogee Enterprises Inc.	23,336	1,026
*	American Woodmark Corp.	15,720	1,015
	Quanex Building Products Corp.	44,969	956
	Insteel Industries Inc.	21,394	821
*	JELD-WEN Holding Inc.	92,919	594
			438,542
Commercial Services & Supplies (7.1%)
	Waste Management Inc.	439,351	99,465
	Cintas Corp.	396,760	83,332
	Republic Services Inc.	238,836	55,880
	Waste Connections Inc. (XTSE)	282,116	52,138
*	Copart Inc.	1,002,888	48,951
	Veralto Corp.	270,604	28,735
	Rollins Inc.	317,457	17,949
*	Clean Harbors Inc.	55,574	13,461
	Tetra Tech Inc.	273,058	9,945
	MSA Safety Inc.	40,764	6,954
*	Casella Waste Systems Inc. Class A	68,275	6,729
	Brink's Co.	45,846	5,137
	Brady Corp. Class A	47,749	3,728
	VSE Corp.	21,495	3,491
*	OPENLANE Inc.	117,151	3,388
	ABM Industries Inc.	68,173	3,352
*	GEO Group Inc.	154,261	3,199
	UniFirst Corp.	16,356	2,908
*	CoreCivic Inc.	119,097	2,415
	HNI Corp.	50,950	2,290
	Pitney Bowes Inc.	186,829	2,264
*	ACV Auctions Inc. Class A	186,895	2,179
	Interface Inc.	63,887	1,707
	Steelcase Inc. Class A	94,279	1,578
	MillerKnoll Inc.	73,843	1,559
*	CECO Environmental Corp.	32,913	1,501
*	Driven Brands Holdings Inc.	71,609	1,319
*	Healthcare Services Group Inc.	79,491	1,241
*	BrightView Holdings Inc.	77,917	1,122
*	Cimpress plc	17,638	1,113
*	Montrose Environmental Group Inc.	35,517	1,103
	Deluxe Corp.	48,718	958
*	Enviri Corp.	79,314	896
*	Liquidity Services Inc.	27,214	724
	Vestis Corp.	122,714	574
	Ennis Inc.	26,752	489
	ACCO Brands Corp.	98,648	397
	Civeo Corp.	12,509	297
			474,468
Construction & Engineering (3.7%)
	Quanta Services Inc.	161,797	61,153
	EMCOR Group Inc.	48,863	30,295
	Comfort Systems USA Inc.	38,509	27,087
	AECOM	144,466	18,042
*	API Group Corp.	362,718	12,942

Industrials Index Fund
		Shares	Market Value• ($000)
*	MasTec Inc.	68,915	12,521
*	Sterling Infrastructure Inc.	33,198	9,247
	Valmont Industries Inc.	21,914	8,045
*	Dycom Industries Inc.	31,599	7,978
*	Fluor Corp.	179,626	7,368
	Primoris Services Corp.	58,938	6,987
*	Construction Partners Inc. Class A	51,545	6,180
	Arcosa Inc.	53,295	5,274
	Granite Construction Inc.	47,749	5,145
	WillScot Holdings Corp.	199,058	4,825
*	Everus Construction Group Inc.	52,984	4,156
*	IES Holdings Inc.	9,751	3,406
	Argan Inc.	14,888	3,398
*	MYR Group Inc.	16,940	3,172
*	Tutor Perini Corp.	48,878	2,881
*	Limbach Holdings Inc.	12,057	1,381
*,1	Centuri Holdings Inc.	58,011	1,232
*	Ameresco Inc. Class A	35,863	912
*	Great Lakes Dredge & Dock Corp.	74,287	866
*	Matrix Service Co.	28,553	432
	Concrete Pumping Holdings Inc.	25,875	180
			245,105
Electrical Equipment (10.4%)
	GE Vernova Inc.	297,976	182,650
	Eaton Corp. plc	427,211	149,156
	Emerson Electric Co.	614,123	81,064
	Vertiv Holdings Co. Class A	395,261	50,415
	AMETEK Inc.	252,083	46,585
	Rockwell Automation Inc.	123,061	42,263
	Hubbell Inc.	58,272	25,115
	nVent Electric plc	179,739	16,247
*	Bloom Energy Corp. Class A	240,851	12,751
*	Generac Holdings Inc.	64,457	11,941
	Acuity Inc.	33,459	10,923
*	NEXTracker Inc. Class A	161,396	10,855
	Regal Rexnord Corp.	68,762	10,268
	Sensata Technologies Holding plc	159,712	5,197
*,1	NuScale Power Corp.	131,047	4,541
	EnerSys	42,142	4,326
*	Sunrun Inc.	236,998	3,785
	Powell Industries Inc.	10,538	2,805
*	American Superconductor Corp.	47,611	2,376
	Atkore Inc.	36,781	2,140
*,1	Eos Energy Enterprises Inc.	272,025	1,877
*	Enovix Corp.	188,769	1,816
*,1	Plug Power Inc.	1,127,453	1,770
*	Array Technologies Inc.	167,103	1,506
*	Vicor Corp.	25,606	1,309
*	Shoals Technologies Group Inc. Class A	182,470	1,188
*,1	NANO Nuclear Energy Inc.	33,958	1,105
*	Thermon Group Holdings Inc.	36,558	969
	LSI Industries Inc.	29,401	674
	Allient Inc.	14,722	668
*	Fluence Energy Inc.	85,575	633
	Preformed Line Products Co.	2,692	514
*,1	ChargePoint Holdings Inc.	23,937	270
*,1	SES AI Corp.	218,139	238
*	Hyliion Holdings Corp.	133,741	225
*	GrafTech International Ltd.	21,177	209
*	T1 Energy Inc.	118,661	196
*	Energy Vault Holdings Inc.	93,307	188
*,1	Stem Inc.	8,702	132
*	FuelCell Energy Inc.	24,729	104
*	Net Power Inc.	25,197	64
			691,058
Ground Transportation (9.0%)
*	Uber Technologies Inc.	2,168,913	203,336
	Union Pacific Corp.	652,338	145,843
	Norfolk Southern Corp.	246,146	68,916

Industrials Index Fund
		Shares	Market Value• ($000)
	CSX Corp.	2,051,039	66,679
	Old Dominion Freight Line Inc.	207,505	31,327
*	XPO Inc.	128,613	16,681
	JB Hunt Transport Services Inc.	84,502	12,252
*	Saia Inc.	29,077	8,620
	Ryder System Inc.	45,136	8,464
	Knight-Swift Transportation Holdings Inc.	176,929	7,767
*	Lyft Inc. Class A	449,919	7,298
	Landstar System Inc.	38,163	5,050
*	Avis Budget Group Inc.	19,205	3,039
	Werner Enterprises Inc.	67,323	1,942
*	RXO Inc.	116,184	1,897
	ArcBest Corp.	25,139	1,854
	Schneider National Inc. Class B	60,298	1,491
	Marten Transport Ltd.	66,531	788
*	Hertz Global Holdings Inc.	134,969	773
	FTAI Infrastructure Inc.	118,858	570
	Heartland Express Inc.	52,126	448
	Covenant Logistics Group Inc.	17,850	431
			595,466
Industrial Conglomerates (3.7%)
	Honeywell International Inc.	701,660	154,015
	3M Co.	587,554	91,382
			245,397
Machinery (18.2%)
	Caterpillar Inc.	513,478	215,168
	Deere & Co.	280,896	134,448
	Parker-Hannifin Corp.	139,504	105,932
	Illinois Tool Works Inc.	303,920	80,432
	Cummins Inc.	150,394	59,923
	PACCAR Inc.	573,132	57,302
	Xylem Inc.	265,686	37,611
	Otis Worldwide Corp.	430,925	37,223
	Westinghouse Air Brake Technologies Corp.	186,833	36,152
	Ingersoll Rand Inc. (XYNS)	440,479	34,987
	Dover Corp.	149,687	26,773
	Pentair plc	179,638	19,316
	Snap-on Inc.	57,095	18,570
	Fortive Corp.	370,105	17,713
	Graco Inc.	182,513	15,585
	Lincoln Electric Holdings Inc.	60,949	14,788
	ITT Inc.	85,923	14,628
	IDEX Corp.	82,492	13,570
	Nordson Corp.	58,575	13,185
*	RBC Bearings Inc.	32,648	12,731
	Stanley Black & Decker Inc.	168,910	12,548
	Mueller Industries Inc.	114,767	11,011
	CNH Industrial NV	954,874	10,933
	Donaldson Co. Inc.	127,247	10,138
	Crane Co.	53,373	9,890
	Oshkosh Corp.	70,278	9,795
*	Chart Industries Inc.	49,062	9,781
*	SPX Technologies Inc.	50,988	9,540
	Toro Co.	107,657	8,727
	Watts Water Technologies Inc. Class A	29,938	8,290
	Federal Signal Corp.	66,560	8,186
	JBT Marel Corp.	56,727	8,128
	Allison Transmission Holdings Inc.	91,906	8,024
	Flowserve Corp.	142,673	7,656
*	Middleby Corp.	55,443	7,587
	AGCO Corp.	69,208	7,488
	Esab Corp.	62,904	7,257
*	Gates Industrial Corp. plc	281,378	7,192
	ESCO Technologies Inc.	28,181	5,662
	Timken Co.	72,556	5,604
	Enpro Inc.	22,982	5,028
	Mueller Water Products Inc. Class A	171,204	4,513
	Kadant Inc.	12,863	4,158
	Franklin Electric Co. Inc.	42,310	4,140

Industrials Index Fund
		Shares	Market Value• ($000)
	Atmus Filtration Technologies Inc.	90,379	4,024
	Terex Corp.	71,671	3,579
	REV Group Inc.	53,355	2,839
	Standex International Corp.	13,185	2,691
*,1	Symbotic Inc.	53,573	2,541
	Trinity Industries Inc.	89,048	2,531
	Enerpac Tool Group Corp.	58,834	2,491
	Alamo Group Inc.	11,255	2,380
	Worthington Enterprises Inc.	35,390	2,329
*	Hillman Solutions Corp.	215,479	2,129
	Albany International Corp. Class A	32,948	2,093
*	Blue Bird Corp.	34,448	2,011
	Helios Technologies Inc.	36,342	1,971
	Hillenbrand Inc.	76,829	1,951
	Kennametal Inc.	78,601	1,684
	Lindsay Corp.	11,846	1,626
	Tennant Co.	19,485	1,599
	Greenbrier Cos. Inc.	33,573	1,566
*	Proto Labs Inc.	25,893	1,290
	Astec Industries Inc.	22,404	1,037
	Gorman-Rupp Co.	23,018	985
	Douglas Dynamics Inc.	25,356	854
*	Energy Recovery Inc.	59,760	849
*	Microvast Holdings Inc.	230,874	616
	Miller Industries Inc.	12,472	525
	Aebi Schmidt Holding AG	42,024	516
	Wabash National Corp.	45,763	508
*	Titan International Inc.	56,036	494
	Columbus McKinnon Corp.	31,068	465
	Luxfer Holdings plc	29,608	397
*	Manitowoc Co. Inc.	36,655	363
	Hyster-Yale Inc.	9,248	347
*	3D Systems Corp.	148,657	342
	Park-Ohio Holdings Corp.	9,261	187
			1,209,123
Marine Transportation (0.1%)
*	Kirby Corp.	61,176	5,946
	Matson Inc.	35,653	3,710
	Genco Shipping & Trading Ltd.	39,967	673
			10,329
Passenger Airlines (2.0%)
	Delta Air Lines Inc.	712,966	44,047
*	United Airlines Holdings Inc.	356,593	37,442
	Southwest Airlines Co.	559,467	18,406
*	American Airlines Group Inc.	720,443	9,632
*	Alaska Air Group Inc.	132,446	8,315
*	Joby Aviation Inc.	505,276	7,150
*	SkyWest Inc.	44,197	5,365
*	JetBlue Airways Corp.	328,705	1,759
*	Allegiant Travel Co.	15,940	999
*	Sun Country Airlines Holdings Inc.	58,086	770
*	Frontier Group Holdings Inc.	62,240	305
			134,190
Professional Services (8.3%)
	Automatic Data Processing Inc.	443,170	134,746
	Paychex Inc.	353,955	49,361
	Verisk Analytics Inc.	152,725	40,949
	Equifax Inc.	135,589	33,396
	Broadridge Financial Solutions Inc.	128,234	32,779
	Leidos Holdings Inc.	133,503	24,153
	SS&C Technologies Holdings Inc.	242,334	21,485
	Jacobs Solutions Inc.	130,980	19,153
	TransUnion	213,034	18,832
	Booz Allen Hamilton Holding Corp.	135,352	14,715
	Paycom Software Inc.	56,807	12,904
*	Dayforce Inc.	174,537	12,177
*	CACI International Inc. Class A	23,988	11,508
*	Paylocity Holding Corp.	48,199	8,639
	Genpact Ltd.	181,358	8,223

Industrials Index Fund
		Shares	Market Value• ($000)
*	ExlService Holdings Inc.	177,622	7,776
	KBR Inc.	141,639	7,147
*	FTI Consulting Inc.	37,388	6,305
	Science Applications International Corp.	51,171	6,023
	Maximus Inc.	61,510	5,408
*	Parsons Corp.	58,338	4,673
*	Verra Mobility Corp.	174,225	4,329
*	Amentum Holdings Inc.	172,846	4,312
	UL Solutions Inc. Class A	68,186	4,307
	Korn Ferry	56,632	4,199
	Robert Half Inc.	111,477	4,160
	Exponent Inc.	55,359	3,952
*	CBIZ Inc.	53,438	3,449
*	WNS Holdings Ltd.	42,131	3,179
*	Huron Consulting Group Inc.	18,821	2,578
	TriNet Group Inc.	34,325	2,486
	Concentrix Corp.	41,167	2,172
	Insperity Inc.	39,025	2,155
	ManpowerGroup Inc.	50,798	2,154
*	Upwork Inc.	136,441	2,100
	CSG Systems International Inc.	31,659	2,031
	ICF International Inc.	20,085	1,973
	Alight Inc. Class A	462,590	1,795
*	Willdan Group Inc.	15,085	1,657
*	Planet Labs PBC	230,908	1,637
*	Clarivate plc	336,527	1,464
*	Acuren Corp.	129,919	1,464
	CRA International Inc.	7,422	1,438
*	Legalzoom.com Inc.	128,552	1,424
*	First Advantage Corp.	85,257	1,395
	Barrett Business Services Inc.	28,212	1,377
*	Innodata Inc.	34,806	1,322
	Heidrick & Struggles International Inc.	22,430	1,140
	Kforce Inc.	20,688	674
	Kelly Services Inc. Class A	34,657	493
*	Conduent Inc.	158,193	440
*	TaskUS Inc. Class A	15,070	264
*	Franklin Covey Co.	11,976	234
*	TrueBlue Inc.	33,637	201
	Resources Connection Inc.	37,012	189
*	Forrester Research Inc.	13,678	133
*	TTEC Holdings Inc.	25,339	96
			548,725
Trading Companies & Distributors (5.5%)
	United Rentals Inc.	70,961	67,863
	Fastenal Co.	1,252,105	62,179
	WW Grainger Inc.	49,825	50,498
	Ferguson Enterprises Inc.	215,270	49,760
	FTAI Aviation Ltd.	111,965	17,226
	Watsco Inc.	38,086	15,325
*	Core & Main Inc. Class A	207,039	13,400
*	QXO Inc.	585,443	11,785
	WESCO International Inc.	53,271	11,711
	Applied Industrial Technologies Inc.	41,570	10,957
*	SiteOne Landscape Supply Inc.	48,908	7,006
	Air Lease Corp.	116,016	6,985
	GATX Corp.	37,018	6,230
*	GMS Inc.	41,524	4,565
	Herc Holdings Inc.	34,471	4,508
	MSC Industrial Direct Co. Inc. Class A	48,711	4,395
	Rush Enterprises Inc. Class A	66,804	3,835
	Boise Cascade Co.	41,096	3,575
	McGrath RentCorp.	26,858	3,263
*	Xometry Inc. Class A	48,340	2,392
*	DNOW Inc.	114,784	1,836
*	DXP Enterprises Inc.	14,541	1,816
*	MRC Global Inc.	92,731	1,398
*	NPK International Inc.	87,413	909
*	Transcat Inc.	10,146	852

Industrials Index Fund
		Shares	Market Value• ($000)
	Global Industrial Co.	20,816	777
*	BlueLinx Holdings Inc.	8,731	721
	Willis Lease Finance Corp.	3,401	506
*	Titan Machinery Inc.	23,188	464
*	Custom Truck One Source Inc.	73,794	453
*	Hudson Technologies Inc.	43,462	442
	Karat Packaging Inc.	9,941	251
	Alta Equipment Group Inc.	24,780	207
			368,090
Total Common Stocks (Cost $4,999,737)			6,614,004
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 4.362% (Cost $31,689)	316,935	31,691
Total Investments (100.0%) (Cost $5,031,426)			6,645,695
Other Assets and Liabilities—Net (0.0%)			(2,002)
Net Assets (100.0%)			6,643,693
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,795.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $11,123 was received for securities on loan, of which $11,120 is held in Vanguard Market Liquidity Fund and $3 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Boeing Co.	8/31/2026	BANA	29,335	(4.334)	—	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At August 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,612 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,999,737)	6,614,004
Affiliated Issuers (Cost $31,689)	31,691
Total Investments in Securities	6,645,695
Investment in Vanguard	168
Cash	3
Receivables for Investment Securities Sold	1,734
Receivables for Accrued Income	7,403
Receivables for Capital Shares Issued	403
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	6,655,406
Liabilities
Due to Custodian	3
Payables for Investment Securities Purchased	89
Collateral for Securities on Loan	11,123
Payables for Capital Shares Redeemed	235
Payables to Vanguard	263
Total Liabilities	11,713
Net Assets	6,643,693
1 Includes $9,795 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	5,375,425
Total Distributable Earnings (Loss)	1,268,268
Net Assets	6,643,693

ETF Shares—Net Assets
Applicable to 21,265,089 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,195,334
Net Asset Value Per Share—ETF Shares	$291.34

Admiral™ Shares—Net Assets
Applicable to 2,995,553 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	448,359
Net Asset Value Per Share—Admiral Shares	$149.67

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	77,430
Interest[2]	499
Securities Lending—Net	608
Total Income	78,537
Expenses
The Vanguard Group—Note B
Investment Advisory Services	126
Management and Administrative—ETF Shares	4,424
Management and Administrative—Admiral Shares	314
Marketing and Distribution—ETF Shares	214
Marketing and Distribution—Admiral Shares	20
Custodian Fees	29
Auditing Fees	28
Shareholders’ Reports and Proxy Fees—ETF Shares	461
Shareholders’ Reports and Proxy Fees—Admiral Shares	16
Trustees’ Fees and Expenses	4
Other Expenses	29
Total Expenses	5,665
Net Investment Income	72,872
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	319,286
Swap Contracts	8,603
Foreign Currencies	—
Realized Net Gain (Loss)	327,889
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	474,205
Swap Contracts	24
Change in Unrealized Appreciation (Depreciation)	474,229
Net Increase (Decrease) in Net Assets Resulting from Operations	874,990
1	Dividends are net of foreign withholding taxes of $53.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $494, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $383,081 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	72,872	68,432
Realized Net Gain (Loss)	327,889	226,660
Change in Unrealized Appreciation (Depreciation)	474,229	739,408
Net Increase (Decrease) in Net Assets Resulting from Operations	874,990	1,034,500
Distributions
ETF Shares	(68,228)	(65,417)
Admiral Shares	(4,594)	(4,144)
Total Distributions	(72,822)	(69,561)
Capital Share Transactions
ETF Shares	8,182	41,612
Admiral Shares	41,859	20,499
Net Increase (Decrease) from Capital Share Transactions	50,041	62,111
Total Increase (Decrease)	852,209	1,027,050
Net Assets
Beginning of Period	5,791,484	4,764,434
End of Period	6,643,693	5,791,484

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$252.79	$207.59	$175.75	$199.27	$146.89
Investment Operations
Net Investment Income[1]	3.212	3.029	2.829	2.432	2.264
Net Realized and Unrealized Gain (Loss) on Investments	38.531	45.268	31.869	(23.486)	52.318
Total from Investment Operations	41.743	48.297	34.698	(21.054)	54.582
Distributions
Dividends from Net Investment Income	(3.193)	(3.097)	(2.858)	(2.466)	(2.202)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.193)	(3.097)	(2.858)	(2.466)	(2.202)
Net Asset Value, End of Period	$291.34	$252.79	$207.59	$175.75	$199.27
Total Return	16.67%	23.48%	19.99%	-10.62%	37.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,195	$5,439	$4,493	$3,461	$5,438
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[2]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.21%	1.35%	1.50%	1.29%	1.25%
Portfolio Turnover Rate[3]	5%	4%	10%	4%	5%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$129.87	$106.65	$90.29	$102.37	$75.46
Investment Operations
Net Investment Income[1]	1.649	1.564	1.451	1.240	1.162
Net Realized and Unrealized Gain (Loss) on Investments	19.792	23.247	16.376	(12.056)	26.880
Total from Investment Operations	21.441	24.811	17.827	(10.816)	28.042
Distributions
Dividends from Net Investment Income	(1.641)	(1.591)	(1.467)	(1.264)	(1.132)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.641)	(1.591)	(1.467)	(1.264)	(1.132)
Net Asset Value, End of Period	$149.67	$129.87	$106.65	$90.29	$102.37
Total Return[2]	16.67%	23.49%	19.99%	-10.62%	37.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$448	$352	$271	$225	$372
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.21%	1.36%	1.49%	1.27%	1.25%
Portfolio Turnover Rate[4]	5%	4%	10%	4%	5%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Notes to Financial Statements
Vanguard Industrials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral,

Industrials Index Fund
during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $168,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,614,004	—	—	6,614,004
Temporary Cash Investments	31,691	—	—	31,691
Total	6,645,695	—	—	6,645,695
Derivative Financial Instruments
Assets
Swap Contracts	—	—	—	—

Industrials Index Fund
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	398,628
Total Distributable Earnings (Loss)	(398,628)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	13,517
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	1,587,785
Capital Loss Carryforwards	(333,034)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,268,268
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	72,822	69,561
Long-Term Capital Gains	—	—
Total	72,822	69,561
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,057,910
Gross Unrealized Appreciation	1,924,805
Gross Unrealized Depreciation	(337,020)
Net Unrealized Appreciation (Depreciation)	1,587,785
E.	During the year ended August 31, 2025, the fund purchased $319,188,000 of investment securities and sold $288,417,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,041,433,000 and $1,034,976,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $13,214,000 and sales were $10,636,000, resulting in net realized loss of $366,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Industrials Index Fund
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,043,819	3,887	855,123	3,794
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,035,637)	(4,140)	(813,511)	(3,920)
Net Increase (Decrease)—ETF Shares	8,182	(253)	41,612	(126)
Admiral Shares
Issued	157,163	1,138	111,401	963
Issued in Lieu of Cash Distributions	4,045	30	3,611	32
Redeemed	(119,349)	(882)	(94,513)	(829)
Net Increase (Decrease)—Admiral Shares	41,859	286	20,499	166
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Information Technology Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communications Equipment (3.8%)
	Cisco Systems Inc.	25,566,420	1,766,384
*	Arista Networks Inc.	7,238,084	988,360
	Motorola Solutions Inc.	1,193,629	563,942
*	F5 Inc.	635,264	198,927
*	Ciena Corp.	1,864,707	175,227
*	Lumentum Holdings Inc.	1,244,575	165,292
*	Calix Inc.	1,461,549	86,889
*	Viasat Inc.	2,473,190	79,958
*	CommScope Holding Co. Inc.	4,883,679	78,334
*	Extreme Networks Inc.	3,160,625	67,574
*	Viavi Solutions Inc.	5,298,893	59,772
*	NetScout Systems Inc.	1,692,103	42,116
*,1	Applied Optoelectronics Inc.	1,265,731	30,631
*	Digi International Inc.	879,760	30,545
*	Harmonic Inc.	2,683,023	25,811
*	NETGEAR Inc.	649,046	17,635
*	ADTRAN Holdings Inc.	1,709,410	16,034
*	Ribbon Communications Inc.	2,304,954	9,404
*	Clearfield Inc.	279,215	9,108
			4,411,943
Electronic Equipment, Instruments & Components (5.6%)
	Amphenol Corp. Class A	8,299,383	903,471
	TE Connectivity plc	2,294,474	473,809
	Corning Inc.	6,487,273	434,842
*	Keysight Technologies Inc.	1,591,562	260,109
*	Teledyne Technologies Inc.	451,119	242,779
	Jabil Inc.	1,151,389	235,839
*	Flex Ltd.	4,239,228	227,307
	CDW Corp.	1,346,184	221,797
*	Trimble Inc.	2,536,780	205,022
*	Zebra Technologies Corp. Class A	587,949	186,433
*	Fabrinet	503,800	166,904
*	Coherent Corp.	1,812,562	163,982
	TD SYNNEX Corp.	1,062,043	157,257
*	Sanmina Corp.	1,210,508	142,259
	Cognex Corp.	3,151,169	138,462
	Littelfuse Inc.	512,534	133,172
*	Arrow Electronics Inc.	1,053,075	133,035
	Vontier Corp.	3,054,686	131,076
*	Itron Inc.	1,018,407	125,203
	Advanced Energy Industries Inc.	828,412	123,997
	Belden Inc.	937,265	122,032
	Badger Meter Inc.	665,463	121,726
*	Ralliant Corp.	2,691,559	112,534
	Avnet Inc.	1,990,568	108,625
*	TTM Technologies Inc.	2,411,819	107,495
*	Mirion Technologies Inc.	5,084,813	104,239
*	Novanta Inc.	853,867	99,399
*	Insight Enterprises Inc.	682,128	88,786
*	Plexus Corp.	642,987	88,096
*	OSI Systems Inc.	378,535	87,082
	Crane NXT Co.	1,225,464	73,197
*	IPG Photonics Corp.	605,418	49,535
*	PAR Technology Corp.	960,701	49,169
	ePlus Inc.	629,831	45,581
*	Knowles Corp.	2,064,703	44,081
*	Arlo Technologies Inc.	2,454,043	42,725
	Vishay Intertechnology Inc.	2,635,839	40,750
	Benchmark Electronics Inc.	857,085	34,789

Information Technology Index Fund
		Shares	Market Value• ($000)
*	Ouster Inc.	1,212,893	34,604
	Bel Fuse Inc. Class B	251,972	33,905
	Napco Security Technologies Inc.	845,875	32,185
*	nLight Inc.	1,114,646	32,102
*	Rogers Corp.	395,511	31,032
	CTS Corp.	673,234	28,606
*	ScanSource Inc.	509,710	22,249
*	Evolv Technologies Holdings Inc.	2,529,984	20,847
	PC Connection Inc.	271,453	17,430
*	Kimball Electronics Inc.	578,765	16,709
*	Daktronics Inc.	932,544	16,180
*	Powerfleet Inc. NJ	2,849,412	13,307
*,1	Lightwave Logic Inc.	2,968,208	9,973
*	Vishay Precision Group Inc.	290,570	8,258
*,1	MicroVision Inc.	5,918,468	6,806
	Methode Electronics Inc.	836,628	6,467
*	SmartRent Inc.	4,017,903	5,946
	Bel Fuse Inc. Class A	35,897	4,108
			6,567,310
IT Services (5.2%)
	International Business Machines Corp.	5,943,168	1,447,102
	Accenture plc Class A	4,074,612	1,059,277
*	Snowflake Inc.	2,362,017	563,719
*	Cloudflare Inc. Class A	2,344,342	489,288
	Cognizant Technology Solutions Corp. Class A	4,278,419	309,116
*	MongoDB Inc.	943,778	297,866
	VeriSign Inc.	873,448	238,774
*	GoDaddy Inc. Class A	1,498,675	222,268
*	Gartner Inc.	842,787	211,700
*	Twilio Inc. Class A	1,835,937	193,893
*	Okta Inc.	2,050,486	190,224
*	Akamai Technologies Inc.	2,130,883	168,617
*	EPAM Systems Inc.	925,034	163,139
*	Kyndryl Holdings Inc.	4,489,994	142,737
*,1	Applied Digital Corp.	4,789,896	76,542
*	DXC Technology Co.	4,312,980	62,322
*	ASGN Inc.	1,039,048	56,368
*	DigitalOcean Holdings Inc.	1,620,802	52,871
*,1	BigBear.ai Holdings Inc.	6,911,291	35,040
*	Fastly Inc. Class A	3,263,231	24,833
*	Couchbase Inc.	911,183	22,224
*	Grid Dynamics Holdings Inc.	1,604,536	13,302
	Hackett Group Inc.	592,067	12,327
*	Commerce.com Inc.	1,619,039	7,528
*	Unisys Corp.	1,604,843	6,275
*	Rackspace Technology Inc.	1,980,698	2,496
			6,069,848
Other (0.0%)[2]
*,3	Pivotal Software Inc. Escrow	295,216	—
Semiconductors & Semiconductor Equipment (34.2%)
	NVIDIA Corp.	116,069,598	20,217,003
	Broadcom Inc.	17,091,930	5,082,969
*	Advanced Micro Devices Inc.	10,392,561	1,690,142
	Texas Instruments Inc.	5,903,478	1,195,336
	QUALCOMM Inc.	7,241,667	1,163,953
	Micron Technology Inc.	7,390,063	879,491
	Lam Research Corp.	8,735,973	874,908
	Applied Materials Inc.	5,422,456	871,714
	Analog Devices Inc.	3,341,866	839,844
	KLA Corp.	905,785	789,845
*	Intel Corp.	29,813,372	725,956
	NXP Semiconductors NV	1,904,222	447,207
	Marvell Technology Inc.	6,302,564	396,211
	Monolithic Power Systems Inc.	394,611	329,800
	Microchip Technology Inc.	4,623,652	300,537
*	Astera Labs Inc.	1,398,653	254,835
*	Credo Technology Group Holding Ltd.	1,925,670	236,963
*	First Solar Inc.	1,125,436	219,674

Information Technology Index Fund
		Shares	Market Value• ($000)
*	ON Semiconductor Corp.	4,296,759	213,076
	Teradyne Inc.	1,790,813	211,746
	Entegris Inc.	2,087,678	174,822
	Skyworks Solutions Inc.	2,135,836	160,060
*	Lattice Semiconductor Corp.	2,291,774	152,128
*	MACOM Technology Solutions Holdings Inc.	1,123,076	143,922
*	Qorvo Inc.	1,558,037	141,314
*	Rambus Inc.	1,871,606	138,068
	MKS Inc.	1,293,582	133,679
*	Cirrus Logic Inc.	1,140,838	130,272
	Universal Display Corp.	921,157	127,663
*	SiTime Corp.	519,046	125,438
*	Onto Innovation Inc.	1,141,493	120,998
*	Semtech Corp.	2,056,176	119,443
*	Enphase Energy Inc.	3,114,226	117,406
*	Impinj Inc.	619,083	116,059
*,1	Rigetti Computing Inc.	7,130,952	115,735
*	Silicon Laboratories Inc.	773,110	103,867
*	Allegro MicroSystems Inc.	3,072,415	94,784
*	Ambarella Inc.	956,435	78,887
	Amkor Technology Inc.	2,930,403	70,886
*	Synaptics Inc.	914,405	63,880
*	Axcelis Technologies Inc.	762,194	61,006
	Power Integrations Inc.	1,335,346	60,224
*	Diodes Inc.	1,100,761	59,920
*	FormFactor Inc.	1,828,452	53,373
*,1	SolarEdge Technologies Inc.	1,400,682	47,371
	Kulicke & Soffa Industries Inc.	1,251,830	46,944
*	ACM Research Inc. Class A	1,256,963	35,471
*	Veeco Instruments Inc.	1,424,866	34,938
*	Photronics Inc.	1,426,983	32,350
*	MaxLinear Inc.	1,946,396	30,597
*	Penguin Solutions Inc.	1,181,831	28,518
*	Ultra Clean Holdings Inc.	1,071,054	25,727
*	Cohu Inc.	1,103,162	21,953
*,1	indie Semiconductor Inc. Class A	4,623,370	20,944
*,1	Navitas Semiconductor Corp.	3,413,422	20,003
*	Alpha & Omega Semiconductor Ltd.	600,638	17,280
*,1	Aehr Test Systems	671,386	16,751
*	PDF Solutions Inc.	742,781	15,190
*	Ichor Holdings Ltd.	809,409	13,639
*	CEVA Inc.	568,160	12,625
	NVE Corp.	115,022	7,428
*	Magnachip Semiconductor Corp.	772,782	2,434
			40,035,207
Software (35.8%)
	Microsoft Corp.	31,894,730	16,160,741
	Oracle Corp.	10,523,460	2,379,670
*	Palantir Technologies Inc. Class A	13,953,209	2,186,607
	Salesforce Inc.	6,074,618	1,556,621
*	ServiceNow Inc.	1,339,418	1,228,862
	Intuit Inc.	1,812,340	1,208,831
*	Adobe Inc.	2,819,694	1,005,785
*	Palo Alto Networks Inc.	4,497,016	856,771
*	Synopsys Inc.	1,304,040	787,014
*	AppLovin Corp. Class A	1,585,732	758,915
*	Crowdstrike Holdings Inc. Class A	1,699,677	720,153
*	Cadence Design Systems Inc.	1,892,409	663,157
*	Strategy Inc.	1,665,455	556,945
*	Autodesk Inc.	1,600,437	503,658
	Roper Technologies Inc.	816,729	429,853
*	Fortinet Inc.	5,074,633	399,729
*	Workday Inc. Class A	1,704,375	393,404
*	Datadog Inc. Class A	2,459,397	336,150
*	Fair Isaac Corp.	215,587	328,046
*	Atlassian Corp. Ltd. Class A	1,558,216	277,020
*	Zscaler Inc.	946,592	262,253
*	HubSpot Inc.	515,462	249,056
*	PTC Inc.	1,162,689	248,234

Information Technology Index Fund
		Shares	Market Value• ($000)
*	Tyler Technologies Inc.	419,531	236,146
*	Zoom Communications Inc.	2,772,507	225,738
*	Unity Software Inc.	5,363,618	211,380
*	Guidewire Software Inc.	923,600	200,440
*	Docusign Inc.	2,558,244	196,115
*	Nutanix Inc. Class A	2,878,015	193,431
*	Dynatrace Inc.	3,768,510	190,687
	Gen Digital Inc. (XNGS)	6,105,346	184,381
*	Manhattan Associates Inc.	796,133	171,519
*	Samsara Inc. Class A	4,593,032	165,992
*	Rubrik Inc. Class A	1,802,800	161,170
	Bentley Systems Inc. Class B	2,765,962	153,926
*	Elastic NV	1,759,441	149,658
*	Gitlab Inc. Class A	3,067,897	147,320
*	Procore Technologies Inc.	2,114,333	146,967
*	Commvault Systems Inc.	775,717	144,784
[1]	InterDigital Inc.	520,433	141,407
*,1	Life360 Inc.	1,530,369	138,414
*	Varonis Systems Inc.	2,311,010	136,396
*	SentinelOne Inc. Class A	7,176,685	135,352
*	Appfolio Inc. Class A	483,258	134,046
*	Dropbox Inc. Class A	4,546,291	132,115
*,1	MARA Holdings Inc.	8,040,501	128,487
*	Confluent Inc. Class A	6,455,272	128,202
*	Clearwater Analytics Holdings Inc. Class A	6,103,485	126,159
*	ACI Worldwide Inc.	2,489,526	122,858
*,1	Circle Internet Group Inc.	919,904	121,409
	Pegasystems Inc.	2,233,972	121,104
*	Qualys Inc.	862,200	117,095
*	Q2 Holdings Inc.	1,478,710	116,419
*	CCC Intelligent Solutions Holdings Inc.	11,731,473	116,142
*	JFrog Ltd.	2,311,237	114,106
*	Aurora Innovation Inc.	20,189,165	113,665
*	Box Inc. Class A	3,437,247	112,157
*	Riot Platforms Inc.	8,055,158	110,839
*,1	D-Wave Quantum Inc.	6,990,311	109,189
*	UiPath Inc. Class A	9,775,670	108,705
*	BILL Holdings Inc.	2,323,136	107,840
	Dolby Laboratories Inc. Class A	1,457,602	104,481
*,1	SoundHound AI Inc. Class A	8,006,982	104,251
*	SPS Commerce Inc.	901,497	99,435
*	Core Scientific Inc.	6,847,414	98,260
*	Workiva Inc.	1,169,998	96,221
*	Tenable Holdings Inc.	2,900,271	89,676
*	Zeta Global Holdings Corp. Class A	4,266,065	83,786
*	nCino Inc.	2,475,392	79,485
*	Klaviyo Inc. Class A	2,432,729	78,918
*	Informatica Inc. Class A	2,781,865	69,352
*	Agilysys Inc.	631,787	68,941
*,1	Terawulf Inc.	7,274,853	68,747
*	BlackLine Inc.	1,256,643	68,324
	Clear Secure Inc. Class A	1,861,714	67,599
*	Alarm.com Holdings Inc.	1,121,005	65,725
*,1	Cleanspark Inc.	6,664,700	63,115
*	Hut 8 Corp.	2,349,923	62,813
*	Intapp Inc.	1,345,118	61,862
*	Freshworks Inc. Class A	4,587,080	61,788
*	Blackbaud Inc.	920,799	61,426
*	RingCentral Inc. Class A	1,710,848	52,198
*,1	C3.ai Inc. Class A	2,949,665	49,879
*	Braze Inc. Class A	1,743,577	48,297
*	AvePoint Inc.	2,894,081	47,347
*	Progress Software Corp.	1,022,636	47,338
*	Cipher Mining Inc.	6,167,210	47,117
*	Five9 Inc.	1,718,898	46,273
*	Vertex Inc. Class A	1,738,156	44,879
*	Alkami Technology Inc.	1,710,726	43,795
*	LiveRamp Holdings Inc.	1,564,266	43,674
*	Teradata Corp.	2,041,094	42,822
*,1	Pagaya Technologies Ltd. Class A	1,122,354	41,392

Information Technology Index Fund
		Shares	Market Value• ($000)
*	NCR Voyix Corp.	3,104,452	40,917
	Adeia Inc.	2,575,736	38,739
*	PagerDuty Inc.	2,077,252	34,773
*	Onestream Inc.	1,609,862	33,469
*	NextNav Inc.	1,728,193	30,779
	A10 Networks Inc.	1,711,317	30,307
*	Asana Inc. Class A	2,032,325	29,672
*	Verint Systems Inc.	1,427,195	29,101
*	Rapid7 Inc.	1,371,534	28,404
*	Olo Inc. Class A	2,712,311	27,801
*	Porch Group Inc.	1,592,317	27,022
*	Sprinklr Inc. Class A	2,879,903	24,882
*	Amplitude Inc. Class A	2,110,660	24,125
*	Appian Corp. Class A	767,544	23,625
*	Yext Inc.	2,469,672	22,449
*	Sprout Social Inc. Class A	1,230,873	19,435
*	Blend Labs Inc. Class A	4,839,248	17,518
*	I3 Verticals Inc. Class A	549,965	17,296
*	MeridianLink Inc.	825,623	16,422
*	Jamf Holding Corp.	1,723,354	16,062
*	PROS Holdings Inc.	1,021,662	15,836
*	Daily Journal Corp.	31,093	14,527
*	N-able Inc.	1,793,989	14,460
	Red Violet Inc.	264,983	13,313
	OneSpan Inc.	863,293	13,057
*	Consensus Cloud Solutions Inc.	464,018	12,329
*	Domo Inc. Class B	789,378	11,588
*	Weave Communications Inc.	1,426,804	11,101
*	Mitek Systems Inc.	1,081,967	11,004
*	Cerence Inc.	974,877	10,265
*	Digital Turbine Inc.	2,412,797	10,134
*	SEMrush Holdings Inc. Class A	1,057,952	8,358
*	Xperi Inc.	978,035	5,868
*	8x8 Inc.	2,889,060	5,720
*	Rimini Street Inc.	1,197,541	5,185
*	ON24 Inc.	607,947	3,477
*,1	Exodus Movement Inc. Class A	133,974	3,379
*,1	Digimarc Corp.	384,507	3,330
*	CS Disco Inc.	579,409	3,169
*	Expensify Inc. Class A	1,528,140	2,995
*	Figma Inc. Class A	5,979	420
			41,890,764
Technology Hardware, Storage & Peripherals (15.3%)
	Apple Inc.	66,173,587	15,361,536
	Dell Technologies Inc. Class C	2,595,747	317,070
	Seagate Technology Holdings plc	1,861,763	311,659
	Hewlett Packard Enterprise Co.	12,185,324	275,023
*	Pure Storage Inc. Class A	3,463,362	268,792
	Western Digital Corp.	3,300,115	265,131
	HP Inc.	9,056,944	258,485
	NetApp Inc.	1,980,015	223,326
*	Super Micro Computer Inc. (XNGS)	5,071,684	210,678
*,1	IonQ Inc.	3,841,313	164,178
*	Sandisk Corp.	2,828,009	148,386
*,1	Quantum Computing Inc.	3,185,543	50,268
*	Diebold Nixdorf Inc.	353,715	21,615
*	CompoSecure Inc. Class A	1,092,568	20,890
	Xerox Holdings Corp.	2,834,847	11,283
*	Corsair Gaming Inc.	1,130,219	10,093
*	Eastman Kodak Co.	1,438,128	8,485
*	CPI Card Group Inc.	147,519	2,298
			17,929,196
Total Common Stocks (Cost $76,774,458)			116,904,268

Information Technology Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[4,5]	Vanguard Market Liquidity Fund, 4.362% (Cost $704,704)	7,048,011	704,731
Total Investments (100.5%) (Cost $77,479,162)			117,608,999
Other Assets and Liabilities—Net (-0.5%)			(560,188)
Net Assets (100.0%)			117,048,811
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $575,735.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $612,318 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	September 2025	175	82,116	(389)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Coherent Corp.	8/31/2026	BANA	12,033	(4.334)	—	—
NetApp Inc.	8/31/2026	BANA	7,331	(5.034)	—	(6)
Strategy Inc.	8/31/2026	BANA	45,145	(4.334)	—	—
					—	(6)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $76,774,458)	116,904,268
Affiliated Issuers (Cost $704,704)	704,731
Total Investments in Securities	117,608,999
Investment in Vanguard	2,944
Cash	1
Cash Collateral Pledged—Futures Contracts	5,044
Cash Collateral Pledged—Over-the-Counter Swap Contracts	10,470
Receivables for Investment Securities Sold	114
Receivables for Accrued Income	52,330
Receivables for Capital Shares Issued	13,250
Total Assets	117,693,152
Liabilities
Payables for Investment Securities Purchased	13,651
Collateral for Securities on Loan	612,318
Payables for Capital Shares Redeemed	12,718
Payables to Vanguard	4,632
Variation Margin Payable—Futures Contracts	1,016
Unrealized Depreciation—Over-the-Counter Swap Contracts	6
Total Liabilities	644,341
Net Assets	117,048,811
1 Includes $575,735 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	80,664,265
Total Distributable Earnings (Loss)	36,384,546
Net Assets	117,048,811

ETF Shares—Net Assets
Applicable to 144,272,674 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	100,504,139
Net Asset Value Per Share—ETF Shares	$696.63

Admiral™ Shares—Net Assets
Applicable to 46,382,775 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,544,672
Net Asset Value Per Share—Admiral Shares	$356.70

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	575,634
Interest[2]	4,910
Securities Lending—Net	8,663
Total Income	589,207
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,044
Management and Administrative—ETF Shares	70,983
Management and Administrative—Admiral Shares	12,312
Marketing and Distribution—ETF Shares	3,694
Marketing and Distribution—Admiral Shares	747
Custodian Fees	302
Auditing Fees	28
Shareholders’ Reports and Proxy Fees—ETF Shares	2,629
Shareholders’ Reports and Proxy Fees—Admiral Shares	125
Trustees’ Fees and Expenses	58
Other Expenses	92
Total Expenses	93,014
Net Investment Income	496,193
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	5,783,320
Futures Contracts	10,188
Swap Contracts	17,265
Realized Net Gain (Loss)	5,810,773
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	14,144,479
Futures Contracts	(2,410)
Swap Contracts	(6)
Change in Unrealized Appreciation (Depreciation)	14,142,063
Net Increase (Decrease) in Net Assets Resulting from Operations	20,449,029
1	Dividends are net of foreign withholding taxes of $1,047.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,611, $4, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $6,579,891 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	496,193	445,245
Realized Net Gain (Loss)	5,810,773	9,262,075
Change in Unrealized Appreciation (Depreciation)	14,142,063	9,672,916
Net Increase (Decrease) in Net Assets Resulting from Operations	20,449,029	19,380,236
Distributions
ETF Shares	(426,890)	(459,825)
Admiral Shares	(72,703)	(79,022)
Total Distributions	(499,593)	(538,847)
Capital Share Transactions
ETF Shares	7,921,965	5,738,111
Admiral Shares	533,456	1,628,520
Net Increase (Decrease) from Capital Share Transactions	8,455,421	7,366,631
Total Increase (Decrease)	28,404,857	26,208,020
Net Assets
Beginning of Period	88,643,954	62,435,934
End of Period	117,048,811	88,643,954

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$573.86	$444.81	$349.23	$426.48	$328.54
Investment Operations
Net Investment Income[1]	3.072	3.039	3.090	3.003	2.634
Net Realized and Unrealized Gain (Loss) on Investments	122.824	129.708	95.573	(77.272)	97.919
Total from Investment Operations	125.896	132.747	98.663	(74.269)	100.553
Distributions
Dividends from Net Investment Income	(3.126)	(3.697)	(3.083)	(2.981)	(2.613)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.126)	(3.697)	(3.083)	(2.981)	(2.613)
Net Asset Value, End of Period	$696.63	$573.86	$444.81	$349.23	$426.48
Total Return	22.02%	29.98%	28.47%	-17.50%	30.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$100,504	$75,456	$53,653	$43,558	$51,238
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[2]	0.10%[2]	0.10%[2]	0.10%
Ratio of Net Investment Income to Average Net Assets	0.50%	0.60%	0.83%	0.76%	0.73%
Portfolio Turnover Rate[3]	8%	13%	15%	6%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$293.83	$227.76	$178.82	$218.38	$168.23
Investment Operations
Net Investment Income[1]	1.572	1.550	1.591	1.538	1.353
Net Realized and Unrealized Gain (Loss) on Investments	62.897	66.415	48.931	(39.572)	50.136
Total from Investment Operations	64.469	67.965	50.522	(38.034)	51.489
Distributions
Dividends from Net Investment Income	(1.599)	(1.895)	(1.582)	(1.526)	(1.339)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.599)	(1.895)	(1.582)	(1.526)	(1.339)
Net Asset Value, End of Period	$356.70	$293.83	$227.76	$178.82	$218.38
Total Return[2]	22.02%	29.98%	28.47%	-17.50%	30.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,545	$13,188	$8,783	$5,994	$7,301
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	0.50%	0.60%	0.83%	0.75%	0.73%
Portfolio Turnover Rate[4]	8%	13%	15%	6%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Notes to Financial Statements
Vanguard Information Technology Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Information Technology Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $2,944,000, representing less than 0.01% of the fund’s net assets and 1.18% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Information Technology Index Fund
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	116,904,268	—	—	116,904,268
Temporary Cash Investments	704,731	—	—	704,731
Total	117,608,999	—	—	117,608,999
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(389)	—	—	(389)
Swap Contracts	—	(6)	—	(6)
Total	(389)	(6)	—	(395)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	6,591,055
Total Distributable Earnings (Loss)	(6,591,055)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	112,181
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	39,941,877
Capital Loss Carryforwards	(3,669,512)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	36,384,546
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	499,593	538,847
Long-Term Capital Gains	—	—
Total	499,593	538,847
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	77,667,122
Gross Unrealized Appreciation	42,998,724
Gross Unrealized Depreciation	(3,056,847)
Net Unrealized Appreciation (Depreciation)	39,941,877

Information Technology Index Fund
E.	During the year ended August 31, 2025, the fund purchased $8,573,116,000 of investment securities and sold $7,720,059,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $17,177,484,000 and $9,659,927,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $95,351,000 and sales were $52,805,000, resulting in net realized loss of $15,774,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	17,520,596	27,933	20,839,168[1]	40,296[1]
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(9,598,631)	(15,150)	(15,101,057)[1]	(29,425)[1]
Net Increase (Decrease)—ETF Shares	7,921,965	12,783	5,738,111	10,871
Admiral Shares
Issued	3,320,979	10,548	3,547,413	13,729
Issued in Lieu of Cash Distributions	66,171	213	72,072	284
Redeemed	(2,853,694)	(9,259)	(1,990,965)	(7,695)
Net Increase (Decrease)—Admiral Shares	533,456	1,502	1,628,520	6,318
1	Includes unsettled in-kind transactions as of August 31, 2024 for 6,325,000 issued shares and 6,300,000 redeemed shares valued at $3,601,955,000 and $3,586,089,000, respectively, which settled shortly afterwards.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Materials Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Chemicals (54.0%)
	Linde plc	1,394,480	666,966
	Sherwin-Williams Co.	705,263	258,006
	Ecolab Inc.	755,894	209,413
	Air Products & Chemicals Inc.	632,268	185,956
	Corteva Inc.	2,020,870	149,928
	DuPont de Nemours Inc.	1,239,764	95,363
	PPG Industries Inc.	672,468	74,799
	Dow Inc.	2,094,014	51,576
	International Flavors & Fragrances Inc.	757,757	51,156
	RPM International Inc.	380,441	47,673
	LyondellBasell Industries NV Class A	761,695	42,921
	CF Industries Holdings Inc.	479,941	41,577
	Mosaic Co.	939,769	31,388
	Albemarle Corp.	348,560	29,600
	Eastman Chemical Co.	342,039	24,059
*	Axalta Coating Systems Ltd.	647,463	20,240
	NewMarket Corp.	23,757	19,646
	Element Solutions Inc.	682,475	17,553
	Balchem Corp.	96,626	15,662
	Celanese Corp.	307,904	14,665
	FMC Corp.	370,032	14,468
	Cabot Corp.	159,150	12,980
	Sensient Technologies Corp.	106,914	12,130
	Avient Corp.	271,156	10,141
	Westlake Corp.	113,968	10,009
	Hawkins Inc.	58,710	9,824
	HB Fuller Co.	159,863	9,760
*	Perimeter Solutions Inc.	415,752	9,309
	Scotts Miracle-Gro Co.	136,781	8,374
	Olin Corp.	341,077	8,070
	Ashland Inc.	135,365	7,601
	Chemours Co.	443,394	6,828
	Innospec Inc.	73,942	6,477
*	Ingevity Corp.	108,024	6,306
	Minerals Technologies Inc.	94,003	6,152
	Quaker Chemical Corp.	41,902	6,079
*	PureCycle Technologies Inc.	398,946	5,701
	Huntsman Corp.	488,968	5,457
	Stepan Co.	63,542	3,179
*	Ecovyst Inc.	347,788	3,161
	Mativ Holdings Inc.	161,843	2,034
	Orion SA	166,692	1,759
	Koppers Holdings Inc.	59,277	1,718
	AdvanSix Inc.	79,429	1,705
	Tronox Holdings plc	352,062	1,507
*	Aspen Aerogels Inc.	206,911	1,415
*	LSB Industries Inc.	159,680	1,329
*	Intrepid Potash Inc.	31,548	960
	Kronos Worldwide Inc.	68,269	436
*	American Vanguard Corp.	75,665	409
			2,223,425
Construction Materials (11.9%)
	CRH plc	2,002,603	226,194
	Vulcan Materials Co.	391,345	113,944
	Martin Marietta Materials Inc.	178,590	110,083
	Eagle Materials Inc.	96,666	22,320
*	Knife River Corp.	167,827	13,594
	United States Lime & Minerals Inc.	33,929	4,272
			490,407

Materials Index Fund
		Shares	Market Value• ($000)
Containers & Packaging (11.7%)
	International Paper Co.	1,485,668	73,808
	Smurfit WestRock plc	1,546,416	73,238
	Amcor plc	6,788,124	58,582
	Packaging Corp. of America	266,558	58,099
	Ball Corp.	780,734	41,098
	Avery Dennison Corp.	231,588	39,752
	Crown Holdings Inc.	344,802	34,266
	AptarGroup Inc.	195,640	27,247
	Graphic Packaging Holding Co.	893,938	19,908
	Sealed Air Corp.	435,631	14,145
	Sonoco Products Co.	292,176	13,805
	Silgan Holdings Inc.	269,414	12,641
*	O-I Glass Inc.	458,233	5,952
	Greif Inc. Class A	73,537	4,803
	TriMas Corp.	96,341	3,726
	Myers Industries Inc.	94,129	1,576
*	Ranpak Holdings Corp.	137,381	725
			483,371
Metals & Mining (21.5%)
	Newmont Corp. (XNYS)	3,261,380	242,647
	Freeport-McMoRan Inc.	4,254,618	188,905
	Nucor Corp.	683,578	101,669
	Steel Dynamics Inc.	417,793	54,697
	Reliance Inc.	155,788	46,060
	Carpenter Technology Corp.	147,467	35,522
	Royal Gold Inc.	195,019	35,022
*,1	MP Materials Corp.	363,169	25,836
*	Coeur Mining Inc.	1,895,048	24,920
	Commercial Metals Co.	331,585	19,123
	Alcoa Corp.	576,975	18,573
*	Cleveland-Cliffs Inc.	1,465,375	15,753
	Hecla Mining Co.	1,780,219	15,150
	Warrior Met Coal Inc.	155,702	9,520
	Materion Corp.	61,661	6,832
*	Constellium SE	381,044	5,521
*	Alpha Metallurgical Resources Inc.	32,867	4,903
*	Perpetua Resources Corp.	222,913	4,206
	Kaiser Aluminum Corp.	47,856	3,727
*	Century Aluminum Co.	165,841	3,703
*,1	TMC the metals Co. Inc.	647,096	3,468
	Worthington Steel Inc.	95,410	3,177
*	Ramaco Resources Inc. Class A	114,229	2,962
*	Ivanhoe Electric Inc.	255,311	2,277
*	Compass Minerals International Inc.	104,803	1,996
	SunCoke Energy Inc.	250,776	1,936
	Ryerson Holding Corp.	81,072	1,848
*	Metallus Inc.	112,042	1,841
*	McEwen Mining Inc.	135,942	1,570
	Olympic Steel Inc.	29,747	1,003
*	Piedmont Lithium Inc.	37,825	274
			884,641
Paper & Forest Products (0.6%)
	Louisiana-Pacific Corp.	185,537	17,647
	Sylvamo Corp.	102,542	4,730
*	Magnera Corp.	94,890	1,177
*	Clearwater Paper Corp.	48,135	1,038
	Mercer International Inc.	118,977	396
			24,988
Total Common Stocks (Cost $3,682,245)			4,106,832

Materials Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 4.362% (Cost $18,083)	180,852	18,083
Total Investments (100.1%) (Cost $3,700,328)			4,124,915
Other Assets and Liabilities—Net (-0.1%)			(4,393)
Net Assets (100.0%)			4,120,522
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,703.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $11,491 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Air Products and Chemicals Inc.	8/31/2026	BANA	7,941	(4.334)	—	—
Alcoa Corp.	8/31/2026	BANA	6,116	(4.334)	—	—
					—	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At August 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $701 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,682,245)	4,106,832
Affiliated Issuers (Cost $18,083)	18,083
Total Investments in Securities	4,124,915
Investment in Vanguard	100
Cash	329
Receivables for Investment Securities Sold	4,868
Receivables for Accrued Income	6,426
Receivables for Capital Shares Issued	507
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	4,137,145
Liabilities
Payables for Investment Securities Purchased	416
Collateral for Securities on Loan	11,491
Payables for Capital Shares Redeemed	4,554
Payables to Vanguard	162
Total Liabilities	16,623
Net Assets	4,120,522
1 Includes $10,703 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	3,953,261
Total Distributable Earnings (Loss)	167,261
Net Assets	4,120,522

ETF Shares—Net Assets
Applicable to 13,724,687 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,858,535
Net Asset Value Per Share—ETF Shares	$208.28

Admiral™ Shares—Net Assets
Applicable to 11,892,551 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,261,987
Net Asset Value Per Share—Admiral Shares	$106.12

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	69,980
Interest[2]	404
Securities Lending—Net	177
Total Income	70,561
Expenses
The Vanguard Group—Note B
Investment Advisory Services	78
Management and Administrative—ETF Shares	2,035
Management and Administrative—Admiral Shares	1,003
Marketing and Distribution—ETF Shares	98
Marketing and Distribution—Admiral Shares	62
Custodian Fees	28
Auditing Fees	28
Shareholders’ Reports and Proxy Fees—ETF Shares	371
Shareholders’ Reports and Proxy Fees—Admiral Shares	22
Trustees’ Fees and Expenses	2
Other Expenses	28
Total Expenses	3,755
Net Investment Income	66,806
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	102,934
Futures Contracts	(54)
Swap Contracts	(1,367)
Realized Net Gain (Loss)	101,513
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(100,732)
Swap Contracts	50
Change in Unrealized Appreciation (Depreciation)	(100,682)
Net Increase (Decrease) in Net Assets Resulting from Operations	67,637
1	Dividends are net of foreign withholding taxes of $2.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $403, less than $1, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $120,546 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	66,806	67,880
Realized Net Gain (Loss)	101,513	108,686
Change in Unrealized Appreciation (Depreciation)	(100,682)	352,979
Net Increase (Decrease) in Net Assets Resulting from Operations	67,637	529,545
Distributions
ETF Shares	(47,529)	(49,253)
Admiral Shares	(20,289)	(19,308)
Total Distributions	(67,818)	(68,561)
Capital Share Transactions
ETF Shares	(167,287)	(347,603)
Admiral Shares	11,707	27,789
Net Increase (Decrease) from Capital Share Transactions	(155,580)	(319,814)
Total Increase (Decrease)	(155,761)	141,170
Net Assets
Beginning of Period	4,276,283	4,135,113
End of Period	4,120,522	4,276,283

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$206.54	$182.61	$166.09	$187.02	$134.84
Investment Operations
Net Investment Income[1]	3.317	3.241	3.253	3.213	2.801
Net Realized and Unrealized Gain (Loss) on Investments	1.761	23.940	16.513	(20.893)	52.014
Total from Investment Operations	5.078	27.181	19.766	(17.680)	54.815
Distributions
Dividends from Net Investment Income	(3.338)	(3.251)	(3.246)	(3.250)	(2.635)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.338)	(3.251)	(3.246)	(3.250)	(2.635)
Net Asset Value, End of Period	$208.28	$206.54	$182.61	$166.09	$187.02
Total Return	2.57%	15.08%	12.09%	-9.55%	41.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,859	$3,039	$3,070	$2,889	$3,924
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[2]	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.68%	1.72%	1.87%	1.76%	1.66%
Portfolio Turnover Rate[3]	7%	12%	5%	4%	5%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$105.23	$93.04	$84.62	$95.29	$68.70
Investment Operations
Net Investment Income[1]	1.692	1.650	1.654	1.652	1.424
Net Realized and Unrealized Gain (Loss) on Investments	.899	12.197	8.420	(10.665)	26.507
Total from Investment Operations	2.591	13.847	10.074	(9.013)	27.931
Distributions
Dividends from Net Investment Income	(1.701)	(1.657)	(1.654)	(1.657)	(1.341)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.701)	(1.657)	(1.654)	(1.657)	(1.341)
Net Asset Value, End of Period	$106.12	$105.23	$93.04	$84.62	$95.29
Total Return[2]	2.57%	15.09%	12.10%	-9.56%	41.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,262	$1,238	$1,065	$994	$1,078
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.68%	1.71%	1.86%	1.78%	1.67%
Portfolio Turnover Rate[4]	7%	12%	5%	4%	5%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Notes to Financial Statements
Vanguard Materials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
The fund had no open futures contracts at August 31, 2025.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Materials Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $100,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Materials Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,106,832	—	—	4,106,832
Temporary Cash Investments	18,083	—	—	18,083
Total	4,124,915	—	—	4,124,915
Derivative Financial Instruments
Assets
Swap Contracts	—	—	—	—
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	120,458
Total Distributable Earnings (Loss)	(120,458)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	7,664
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	409,986
Capital Loss Carryforwards	(250,389)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	167,261
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	67,818	68,561
Long-Term Capital Gains	—	—
Total	67,818	68,561
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,714,929
Gross Unrealized Appreciation	894,830
Gross Unrealized Depreciation	(484,844)
Net Unrealized Appreciation (Depreciation)	409,986

Materials Index Fund
E.	During the year ended August 31, 2025, the fund purchased $398,175,000 of investment securities and sold $271,724,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $223,838,000 and $510,723,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $2,859,000 and sales were $9,506,000, resulting in net realized loss of $2,742,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	344,005	1,752	362,634	1,914
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(511,292)	(2,740)	(710,237)	(4,015)
Net Increase (Decrease)—ETF Shares	(167,287)	(988)	(347,603)	(2,101)
Admiral Shares
Issued	230,590	2,321	234,710	2,464
Issued in Lieu of Cash Distributions	18,854	188	17,836	188
Redeemed	(237,737)	(2,376)	(224,757)	(2,336)
Net Increase (Decrease)—Admiral Shares	11,707	133	27,789	316
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Utilities Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Electric Utilities (60.5%)
	NextEra Energy Inc.	13,249,791	954,647
	Southern Co.	6,786,610	626,404
	Constellation Energy Corp.	2,017,253	621,274
	Duke Energy Corp.	5,002,442	612,749
	American Electric Power Co. Inc.	3,438,129	381,701
	Exelon Corp.	6,497,467	283,809
	Xcel Energy Inc.	3,712,244	268,729
	Entergy Corp.	2,872,909	253,075
	PG&E Corp.	14,144,998	216,136
	NRG Energy Inc.	1,257,500	183,042
	PPL Corp.	4,758,233	173,533
	FirstEnergy Corp.	3,528,844	153,928
	Eversource Energy	2,364,663	151,504
	Edison International	2,476,497	139,006
	Alliant Energy Corp.	1,653,429	107,589
	Evergy Inc.	1,481,019	105,537
	Pinnacle West Capital Corp.	768,526	68,675
	OGE Energy Corp.	1,296,021	57,880
*,1	Oklo Inc.	664,035	48,900
	IDACORP Inc.	347,720	43,500
	TXNM Energy Inc.	610,498	34,579
	Portland General Electric Co.	704,893	30,155
	ALLETE Inc.	372,951	23,925
	Otter Tail Corp.	242,808	20,393
	MGE Energy Inc.	235,211	20,028
*	Hawaiian Electric Industries Inc.	1,109,471	14,379
	Genie Energy Ltd. Class B	89,653	1,372
			5,596,449
Gas Utilities (4.6%)
	Atmos Energy Corp.	951,354	158,048
	National Fuel Gas Co.	552,544	47,928
	UGI Corp.	1,379,284	47,778
	ONE Gas Inc.	401,866	30,743
	New Jersey Resources Corp.	645,973	30,548
	Southwest Gas Holdings Inc.	370,352	29,584
	Spire Inc.	379,893	29,100
	MDU Resources Group Inc.	1,249,964	20,362
	Chesapeake Utilities Corp.	150,137	18,554
	Northwest Natural Holding Co.	259,490	10,776
			423,421
Independent Power and Renewable Electricity Producers (6.9%)
	Vistra Corp.	2,184,112	413,038
*	Talen Energy Corp.	249,003	94,352
	AES Corp.	4,582,154	62,042
	Ormat Technologies Inc. (XNYS)	370,879	34,080
	Clearway Energy Inc. Class C	535,705	15,969
	Clearway Energy Inc. Class A	222,811	6,281
	XPLR Infrastructure LP	574,365	6,088
*	Hallador Energy Co.	193,841	3,162
*	Montauk Renewables Inc.	459,603	988
			636,000
Multi-Utilities (24.2%)
	Sempra	4,197,798	346,570
	Dominion Energy Inc.	5,488,804	328,779
	Public Service Enterprise Group Inc.	3,211,777	264,426
	Consolidated Edison Inc.	2,318,785	227,774
	WEC Energy Group Inc.	2,053,940	218,765
	DTE Energy Co.	1,335,628	182,514

Utilities Index Fund
		Shares	Market Value• ($000)
	Ameren Corp.	1,775,376	177,147
	CenterPoint Energy Inc.	4,201,232	158,429
	CMS Energy Corp.	1,925,120	137,781
	NiSource Inc.	3,029,934	128,075
	Black Hills Corp.	466,713	27,914
	Northwestern Energy Group Inc.	395,029	22,718
	Avista Corp.	518,426	18,943
	Unitil Corp.	104,636	4,914
			2,244,749
Water Utilities (3.4%)
	American Water Works Co. Inc.	1,255,021	180,108
	Essential Utilities Inc.	1,804,192	71,284
	American States Water Co.	247,828	18,471
	California Water Service Group	383,347	17,990
	H2O America	209,023	10,528
	Middlesex Water Co.	115,309	6,174
	Consolidated Water Co. Ltd.	97,441	3,242
	York Water Co.	92,617	2,877
	Artesian Resources Corp. Class A	60,687	2,012
			312,686
Total Common Stocks (Cost $7,486,345)			9,213,305
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 4.362% (Cost $19,781)	197,836	19,782
Total Investments (99.8%) (Cost $7,506,126)			9,233,087
Other Assets and Liabilities—Net (0.2%)			18,102
Net Assets (100.0%)			9,251,189
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,534.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $19,048 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Atmos Energy Corp.	8/31/2026	BANA	11,795	(4.334)	—	—
Southern Co.	8/31/2026	BANA	26,490	(4.334)	—	—
					—	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At August 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $189 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,486,345)	9,213,305
Affiliated Issuers (Cost $19,781)	19,782
Total Investments in Securities	9,233,087
Investment in Vanguard	237
Receivables for Investment Securities Sold	725
Receivables for Accrued Income	38,833
Receivables for Capital Shares Issued	864
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	9,273,746
Liabilities
Due to Custodian	813
Payables for Investment Securities Purchased	696
Collateral for Securities on Loan	19,048
Payables for Capital Shares Redeemed	1,631
Payables to Vanguard	369
Total Liabilities	22,557
Net Assets	9,251,189
1 Includes $17,534 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	7,861,211
Total Distributable Earnings (Loss)	1,389,978
Net Assets	9,251,189

ETF Shares—Net Assets
Applicable to 40,474,323 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,397,724
Net Asset Value Per Share—ETF Shares	$182.78

Admiral™ Shares—Net Assets
Applicable to 20,211,947 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,853,465
Net Asset Value Per Share—Admiral Shares	$91.70

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends	250,593
Interest[1]	879
Securities Lending—Net	132
Total Income	251,604
Expenses
The Vanguard Group—Note B
Investment Advisory Services	174
Management and Administrative—ETF Shares	5,422
Management and Administrative—Admiral Shares	1,456
Marketing and Distribution—ETF Shares	231
Marketing and Distribution—Admiral Shares	90
Custodian Fees	71
Auditing Fees	28
Shareholders’ Reports and Proxy Fees—ETF Shares	485
Shareholders’ Reports and Proxy Fees—Admiral Shares	34
Trustees’ Fees and Expenses	5
Other Expenses	31
Total Expenses	8,027
Net Investment Income	243,577
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	134,834
Swap Contracts	1,865
Realized Net Gain (Loss)	136,699
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	726,036
Swap Contracts	(116)
Change in Unrealized Appreciation (Depreciation)	725,920
Net Increase (Decrease) in Net Assets Resulting from Operations	1,106,196
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $878, ($2), and $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $196,977 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	243,577	225,012
Realized Net Gain (Loss)	136,699	24,685
Change in Unrealized Appreciation (Depreciation)	725,920	1,305,480
Net Increase (Decrease) in Net Assets Resulting from Operations	1,106,196	1,555,177
Distributions
ETF Shares	(198,238)	(175,957)
Admiral Shares	(50,576)	(49,726)
Total Distributions	(248,814)	(225,683)
Capital Share Transactions
ETF Shares	364,830	237,522
Admiral Shares	32,519	(86,593)
Net Increase (Decrease) from Capital Share Transactions	397,349	150,929
Total Increase (Decrease)	1,254,731	1,480,423
Net Assets
Beginning of Period	7,996,458	6,516,035
End of Period	9,251,189	7,996,458

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$165.04	$136.43	$161.46	$149.52	$129.35
Investment Operations
Net Investment Income[1]	4.935	4.835	4.708	4.393	4.310
Net Realized and Unrealized Gain (Loss) on Investments	17.846	28.640	(25.005)	11.897	20.048
Total from Investment Operations	22.781	33.475	(20.297)	16.290	24.358
Distributions
Dividends from Net Investment Income	(5.041)	(4.865)	(4.733)	(4.350)	(4.188)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.041)	(4.865)	(4.733)	(4.350)	(4.188)
Net Asset Value, End of Period	$182.78	$165.04	$136.43	$161.46	$149.52
Total Return	14.09%	25.31%	-12.75%	11.18%	19.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,398	$6,351	$5,071	$6,030	$5,126
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[2]	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.86%	3.41%	3.19%	2.87%	3.09%
Portfolio Turnover Rate[3]	6%	5%	4%	3%	6%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$82.80	$68.45	$81.00	$75.01	$64.89
Investment Operations
Net Investment Income[1]	2.471	2.423	2.351	2.212	2.166
Net Realized and Unrealized Gain (Loss) on Investments	8.958	14.368	(12.527)	5.961	10.055
Total from Investment Operations	11.429	16.791	(10.176)	8.173	12.221
Distributions
Dividends from Net Investment Income	(2.529)	(2.441)	(2.374)	(2.183)	(2.101)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.529)	(2.441)	(2.374)	(2.183)	(2.101)
Net Asset Value, End of Period	$91.70	$82.80	$68.45	$81.00	$75.01
Total Return[2]	14.09%	25.29%	-12.73%	11.22%	19.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,853	$1,645	$1,445	$1,877	$1,582
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.85%	3.41%	3.17%	2.88%	3.10%
Portfolio Turnover Rate[4]	6%	5%	4%	3%	6%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Notes to Financial Statements
Vanguard Utilities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the

Utilities Index Fund
committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $237,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,213,305	—	—	9,213,305
Temporary Cash Investments	19,782	—	—	19,782
Total	9,233,087	—	—	9,233,087
Derivative Financial Instruments
Assets
Swap Contracts	—	—	—	—
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.

Utilities Index Fund
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	196,872
Total Distributable Earnings (Loss)	(196,872)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	46,161
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	1,695,185
Capital Loss Carryforwards	(351,368)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,389,978
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	248,814	225,683
Long-Term Capital Gains	—	—
Total	248,814	225,683
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,537,902
Gross Unrealized Appreciation	2,070,134
Gross Unrealized Depreciation	(374,949)
Net Unrealized Appreciation (Depreciation)	1,695,185
E.	During the year ended August 31, 2025, the fund purchased $659,606,000 of investment securities and sold $539,444,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $905,174,000 and $636,951,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $6,336,000 and sales were $2,924,000, resulting in net realized loss of $235,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,003,446	5,790	919,621	6,465
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(638,616)	(3,800)	(682,099)	(5,150)
Net Increase (Decrease)—ETF Shares	364,830	1,990	237,522	1,315

Utilities Index Fund
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	413,487	4,773	349,835	4,937
Issued in Lieu of Cash Distributions	38,472	454	37,787	546
Redeemed	(419,440)	(4,882)	(474,215)	(6,730)
Net Increase (Decrease)—Admiral Shares	32,519	345	(86,593)	(1,247)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard Communication Services Index Fund, Vanguard Consumer Discretionary Index Fund, Vanguard Consumer Staples Index Fund, Vanguard Energy Index Fund, Vanguard Financials Index Fund, Vanguard Health Care Index Fund, Vanguard Industrials Index Fund, Vanguard Information Technology Index Fund, Vanguard Materials Index Fund and Vanguard Utilities Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Communication Services Index Fund, Vanguard Consumer Discretionary Index Fund, Vanguard Consumer Staples Index Fund, Vanguard Energy Index Fund, Vanguard Financials Index Fund, Vanguard Health Care Index Fund, Vanguard Industrials Index Fund, Vanguard Information Technology Index Fund, Vanguard Materials Index Fund and Vanguard Utilities Index Fund (ten of the funds constituting Vanguard World Fund, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Communication Services Index Fund	100.0%
Consumer Discretionary Index Fund	96.4
Consumer Staples Index Fund	100.0
Energy Index Fund	95.5
Financials Index Fund	86.0
Health Care Index Fund	90.6
Industrials Index Fund	99.3
Information Technology Index Fund	100.0
Materials Index Fund	73.4
Utilities Index Fund	100.0
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11)for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Fund	($000)
Communication Services Index Fund	46,236
Consumer Discretionary Index Fund	54,067
Consumer Staples Index Fund	192,005
Energy Index Fund	308,073
Financials Index Fund	184,785
Health Care Index Fund	294,879
Industrials Index Fund	72,236
Information Technology Index Fund	566,703
Materials Index Fund	66,100
Utilities Index Fund	234,326
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Communication Services Index Fund	209
Consumer Discretionary Index Fund	98
Consumer Staples Index Fund	191
Energy Index Fund	896
Financials Index Fund	7,342
Health Care Index Fund	11,721
Industrials Index Fund	269
Information Technology Index Fund	2,269
Materials Index Fund	222
Utilities Index Fund	495

The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Fund	($000)
Communication Services Index Fund	—
Consumer Discretionary Index Fund	—
Consumer Staples Index Fund	—
Energy Index Fund	—
Financials Index Fund	6,841
Health Care Index Fund	—
Industrials Index Fund	—
Information Technology Index Fund	—
Materials Index Fund	—
Utilities Index Fund	—
Q4830 102025

Financial Statements
For the year ended August 31, 2025
Vanguard Mega Cap Index Funds
Vanguard Mega Cap Index Fund
Vanguard Mega Cap Value Index Fund

Contents
Mega Cap Index Fund	1
Mega Cap Value Index Fund	14
Report of Independent Registered Public Accounting Firm	26
Tax information	27

Mega Cap Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (0.9%)
	Linde plc	87,959	42,070
	Ecolab Inc.	47,681	13,210
	Air Products & Chemicals Inc.	41,584	12,230
	Freeport-McMoRan Inc.	268,341	11,914
			79,424
Consumer Discretionary (14.2%)
*	Amazon.com Inc.	1,785,452	408,868
*	Tesla Inc.	511,605	170,810
*	Netflix Inc.	79,527	96,088
	Walmart Inc.	822,295	79,746
	Costco Wholesale Corp.	82,908	78,209
	Home Depot Inc.	185,920	75,627
	McDonald's Corp.	133,619	41,895
	Walt Disney Co.	335,928	39,767
*	Uber Technologies Inc.	390,770	36,635
	Booking Holdings Inc.	6,079	34,037
	TJX Cos. Inc.	208,644	28,503
	Lowe's Cos. Inc.	104,587	26,990
	Starbucks Corp.	212,349	18,727
	NIKE Inc. Class B	220,147	17,033
*	O'Reilly Automotive Inc.	159,744	16,562
	Marriott International Inc. Class A	40,943	10,967
*	Chipotle Mexican Grill Inc.	251,765	10,609
*	Airbnb Inc. Class A	72,825	9,506
*	AutoZone Inc.	1,562	6,558
	Hilton Worldwide Holdings Inc.	22,206	6,130
	Target Corp.	42,535	4,082
			1,217,349
Consumer Staples (3.4%)
	Procter & Gamble Co.	438,132	68,804
	Philip Morris International Inc.	290,863	48,612
	Coca-Cola Co.	643,474	44,393
	PepsiCo Inc.	256,202	38,085
	Altria Group Inc.	314,758	21,155
	CVS Health Corp.	236,383	17,291
	McKesson Corp.	23,380	16,054
	Mondelez International Inc. Class A	241,945	14,865
	Colgate-Palmolive Co.	151,423	12,730
*	Monster Beverage Corp.	127,577	7,962
			289,951
Energy (2.4%)
	Exxon Mobil Corp.	805,285	92,036
	Chevron Corp.	366,272	58,823
	ConocoPhillips	235,845	23,342
	EOG Resources Inc.	101,928	12,723
	Williams Cos. Inc.	114,033	6,600
	Schlumberger NV	140,857	5,189
	Phillips 66	38,037	5,081
	Kinder Morgan Inc.	176,740	4,768
			208,562
Financials (10.7%)
*	Berkshire Hathaway Inc. Class B	322,593	162,258
	JPMorgan Chase & Co.	519,326	156,535
	Bank of America Corp.	1,266,717	64,273
	Wells Fargo & Co.	608,101	49,974
	Goldman Sachs Group Inc.	57,333	42,727
	Morgan Stanley	224,844	33,835
	Citigroup Inc.	349,012	33,704
1

Mega Cap Index Fund
		Shares	Market Value• ($000)
	S&P Global Inc.	58,656	32,169
	Charles Schwab Corp.	322,566	30,915
	Blackrock Inc.	26,056	29,369
	Progressive Corp.	109,537	27,062
	Blackstone Inc.	136,345	23,370
	Chubb Ltd.	71,130	19,566
	Marsh & McLennan Cos. Inc.	92,099	18,955
	Intercontinental Exchange Inc.	107,199	18,931
	CME Group Inc.	67,339	17,946
	KKR & Co. Inc.	124,818	17,411
	PNC Financial Services Group Inc.	73,916	15,333
	Moody's Corp.	28,577	14,567
	US Bancorp	291,109	14,215
	Bank of New York Mellon Corp.	133,692	14,118
	Aon plc Class A (XNYS)	38,329	14,067
	Travelers Cos. Inc.	42,331	11,493
	Truist Financial Corp.	244,650	11,454
	Aflac Inc.	101,003	10,793
*	Berkshire Hathaway Inc. Class A	13	9,819
	MetLife Inc.	106,590	8,672
	Apollo Global Management Inc.	37,633	5,127
	American International Group Inc.	54,019	4,393
			913,051
Health Care (8.9%)
	Eli Lilly & Co.	159,393	116,768
	Johnson & Johnson	449,622	79,660
	AbbVie Inc.	330,084	69,450
	UnitedHealth Group Inc.	169,517	52,528
	Abbott Laboratories	325,130	43,132
	Merck & Co. Inc.	469,227	39,471
	Thermo Fisher Scientific Inc.	70,535	34,754
*	Intuitive Surgical Inc.	66,977	31,700
*	Boston Scientific Corp.	276,473	29,168
	Amgen Inc.	100,479	28,909
	Pfizer Inc.	1,062,372	26,304
	Gilead Sciences Inc.	232,453	26,260
	Stryker Corp.	64,275	25,158
	Danaher Corp.	120,357	24,772
	Medtronic plc	239,672	22,244
*	Vertex Pharmaceuticals Inc.	47,987	18,764
	Bristol-Myers Squibb Co.	380,276	17,941
	Cigna Group	49,917	15,019
	Elevance Health Inc.	42,217	13,452
	HCA Healthcare Inc.	31,472	12,713
	Zoetis Inc.	74,872	11,710
	Regeneron Pharmaceuticals Inc.	19,838	11,520
	Becton Dickinson & Co.	26,773	5,167
			756,564
Industrials (9.9%)
	Visa Inc. Class A	319,729	112,474
	Mastercard Inc. Class A	151,573	90,230
	General Electric Co.	189,308	52,098
	RTX Corp.	249,652	39,595
	Caterpillar Inc.	87,881	36,826
*	Boeing Co.	140,899	33,066
	GE Vernova Inc.	51,003	31,263
	Accenture plc Class A	116,976	30,410
	American Express Co.	91,639	30,358
	Capital One Financial Corp.	119,516	27,156
	Honeywell International Inc.	120,097	26,361
	Eaton Corp. plc	73,119	25,529
	Union Pacific Corp.	111,647	24,961
	Automatic Data Processing Inc.	75,852	23,063
	Deere & Co.	48,180	23,061
	Lockheed Martin Corp.	43,780	19,947
	Parker-Hannifin Corp.	23,873	18,128
	Trane Technologies plc	41,677	17,321
	Northrop Grumman Corp.	26,891	15,867
	3M Co.	100,558	15,640
2

Mega Cap Index Fund
		Shares	Market Value• ($000)
	Sherwin-Williams Co.	42,143	15,417
*	Fiserv Inc.	103,592	14,314
	Emerson Electric Co.	105,111	13,875
	General Dynamics Corp.	42,629	13,836
	Illinois Tool Works Inc.	52,008	13,764
*	PayPal Holdings Inc.	181,716	12,755
	United Parcel Service Inc. Class B (XNYS)	137,089	11,987
	Norfolk Southern Corp.	42,126	11,794
	CSX Corp.	351,017	11,412
	FedEx Corp.	40,292	9,310
	Paychex Inc.	60,570	8,447
	Cintas Corp.	32,067	6,735
	Johnson Controls International plc	61,481	6,572
			843,572
Real Estate (1.0%)
	Welltower Inc.	122,209	20,565
	Prologis Inc.	173,062	19,691
	American Tower Corp.	87,476	17,832
	Equinix Inc.	18,282	14,373
	Public Storage	29,498	8,690
	Simon Property Group Inc.	28,977	5,235
			86,386
Technology (45.0%)
	NVIDIA Corp.	4,331,563	754,472
	Microsoft Corp.	1,388,897	703,740
	Apple Inc.	2,791,000	647,903
	Meta Platforms Inc. Class A	405,715	299,702
	Broadcom Inc.	878,638	261,298
	Alphabet Inc. Class A	1,087,571	231,555
	Alphabet Inc. Class C	867,082	185,148
	Oracle Corp.	314,408	71,097
*	Palantir Technologies Inc. Class A	401,717	62,953
*	Advanced Micro Devices Inc.	302,983	49,274
	Salesforce Inc.	169,712	43,489
	International Business Machines Corp.	173,669	42,287
*	ServiceNow Inc.	38,684	35,491
	Texas Instruments Inc.	169,766	34,374
	Intuit Inc.	49,519	33,029
	QUALCOMM Inc.	205,180	32,979
*	Adobe Inc.	79,642	28,408
	Micron Technology Inc.	208,838	24,854
	Applied Materials Inc.	149,959	24,107
	Lam Research Corp.	239,024	23,938
*	Palo Alto Networks Inc.	124,602	23,739
	Analog Devices Inc.	92,735	23,305
*	AppLovin Corp. Class A	46,001	22,016
	KLA Corp.	24,712	21,549
*	Synopsys Inc.	34,663	20,920
*	Crowdstrike Holdings Inc. Class A	44,210	18,732
*	Cadence Design Systems Inc.	51,021	17,879
*	Intel Corp.	733,590	17,863
*	Strategy Inc.	47,423	15,859
*	Autodesk Inc.	39,973	12,579
	Amphenol Corp. Class A	113,023	12,304
	Roper Technologies Inc.	20,091	10,574
	Marvell Technology Inc.	161,418	10,148
*	Workday Inc. Class A	40,362	9,316
*	Snowflake Inc.	28,054	6,695
	Dell Technologies Inc. Class C	54,691	6,681
*	Fortinet Inc.	60,903	4,797
			3,845,054
Telecommunications (2.2%)
	Cisco Systems Inc.	666,006	46,014
	AT&T Inc.	1,344,640	39,385
	Verizon Communications Inc.	709,080	31,363
*	Arista Networks Inc.	187,749	25,637
	Comcast Corp. Class A	695,826	23,637
	T-Mobile US Inc.	84,866	21,385
3

Mega Cap Index Fund
		Shares	Market Value• ($000)
*	Charter Communications Inc. Class A	17,104	4,543
			191,964
Utilities (1.3%)
	NextEra Energy Inc.	384,682	27,716
	Southern Co.	205,610	18,978
	Duke Energy Corp.	145,214	17,787
	Waste Management Inc.	75,200	17,025
	American Electric Power Co. Inc.	99,831	11,083
	Sempra	121,860	10,061
	Republic Services Inc.	37,958	8,881
			111,531
Total Common Stocks (Cost $5,035,715)			8,543,408
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 4.362% (Cost $14)	143	14
Total Investments (99.9%) (Cost $5,035,729)			8,543,422
Other Assets and Liabilities—Net (0.1%)			8,279
Net Assets (100%)			8,551,701
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	26	8,415	81

See accompanying Notes, which are an integral part of the Financial Statements.
4

Mega Cap Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,035,715)	8,543,408
Affiliated Issuers (Cost $14)	14
Total Investments in Securities	8,543,422
Investment in Vanguard	206
Cash	176
Cash Collateral Pledged—Futures Contracts	560
Receivables for Accrued Income	7,687
Receivables for Capital Shares Issued	513
Total Assets	8,552,564
Liabilities
Payables for Investment Securities Purchased	550
Payables for Capital Shares Redeemed	2
Payables to Vanguard	253
Variation Margin Payable—Futures Contracts	58
Total Liabilities	863
Net Assets	8,551,701
At August 31, 2025, net assets consisted of:

Paid-in Capital	5,231,449
Total Distributable Earnings (Loss)	3,320,252
Net Assets	8,551,701

ETF Shares—Net Assets
Applicable to 33,634,267 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,900,938
Net Asset Value Per Share—ETF Shares	$234.91

Institutional Shares—Net Assets
Applicable to 1,405,027 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	650,763
Net Asset Value Per Share—Institutional Shares	$463.17

See accompanying Notes, which are an integral part of the Financial Statements.
5

Mega Cap Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends	82,932
Interest[1]	414
Securities Lending—Net	—
Total Income	83,346
Expenses
The Vanguard Group—Note B
Investment Advisory Services	147
Management and Administrative—ETF Shares	3,903
Management and Administrative—Institutional Shares	151
Marketing and Distribution—ETF Shares	203
Marketing and Distribution—Institutional Shares	8
Custodian Fees	19
Auditing Fees	28
Shareholders’ Reports and Proxy Fees—ETF Shares	317
Shareholders’ Reports and Proxy Fees—Institutional Shares	3
Trustees’ Fees and Expenses	4
Other Expenses	29
Total Expenses	4,812
Net Investment Income	78,534
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	174,531
Futures Contracts	2,103
Realized Net Gain (Loss)	176,634
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	883,748
Futures Contracts	(256)
Change in Unrealized Appreciation (Depreciation)	883,492
Net Increase (Decrease) in Net Assets Resulting from Operations	1,138,660
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $376, ($1), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $213,443 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Mega Cap Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	78,534	69,486
Realized Net Gain (Loss)	176,634	85,679
Change in Unrealized Appreciation (Depreciation)	883,492	1,219,832
Net Increase (Decrease) in Net Assets Resulting from Operations	1,138,660	1,374,997
Distributions
ETF Shares	(73,646)	(68,937)
Institutional Shares	(3,198)	(2,882)
Total Distributions	(76,844)	(71,819)
Capital Share Transactions
ETF Shares	833,917	569,518
Institutional Shares	378,190	(35,186)
Net Increase (Decrease) from Capital Share Transactions	1,212,107	534,332
Total Increase (Decrease)	2,273,923	1,837,510
Net Assets
Beginning of Period	6,277,778	4,440,268
End of Period	8,551,701	6,277,778

See accompanying Notes, which are an integral part of the Financial Statements.
7

Mega Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$203.13	$159.74	$137.84	$160.74	$125.47
Investment Operations
Net Investment Income[1]	2.429	2.346	2.268	2.109	1.961
Net Realized and Unrealized Gain (Loss) on Investments	31.746	43.488	21.869	(22.957)	35.218
Total from Investment Operations	34.175	45.834	24.137	(20.848)	37.179
Distributions
Dividends from Net Investment Income	(2.395)	(2.444)	(2.237)	(2.052)	(1.908)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.395)	(2.444)	(2.237)	(2.052)	(1.908)
Net Asset Value, End of Period	$234.91	$203.13	$159.74	$137.84	$160.74
Total Return	16.95%	28.95%	17.79%	-13.09%	29.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,901	$6,060	$4,237	$3,701	$4,288
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]	0.07%[2]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.14%	1.32%	1.59%	1.38%	1.41%
Portfolio Turnover Rate[3]	3%	3%	2%	3%	5%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Mega Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$400.51	$314.96	$271.77	$316.94	$247.38
Investment Operations
Net Investment Income[1]	4.755	4.648	4.499	4.199	3.882
Net Realized and Unrealized Gain (Loss) on Investments	62.677	85.751	43.129	(45.292)	69.463
Total from Investment Operations	67.432	90.399	47.628	(41.093)	73.345
Distributions
Dividends from Net Investment Income	(4.772)	(4.849)	(4.438)	(4.077)	(3.785)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.772)	(4.849)	(4.438)	(4.077)	(3.785)
Net Asset Value, End of Period	$463.17	$400.51	$314.96	$271.77	$316.94
Total Return	16.97%	28.95%	17.81%	-13.07%	29.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$651	$218	$203	$178	$190
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[2]	0.06%[2]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.11%	1.33%	1.60%	1.40%	1.42%
Portfolio Turnover Rate[3]	3%	3%	2%	3%	5%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Mega Cap Index Fund
Notes to Financial Statements
Vanguard Mega Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
10

Mega Cap Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $206,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	213,444
Total Distributable Earnings (Loss)	(213,444)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	14,912
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	3,502,238
Capital Loss Carryforwards	(196,898)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	3,320,252
11

Mega Cap Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	76,844	71,819
Long-Term Capital Gains	—	—
Total	76,844	71,819
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,041,184
Gross Unrealized Appreciation	3,629,295
Gross Unrealized Depreciation	(127,057)
Net Unrealized Appreciation (Depreciation)	3,502,238
E.	During the year ended August 31, 2025, the fund purchased $638,186,000 of investment securities and sold $225,533,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,140,857,000 and $329,157,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $114,542,000 and sales were $91,590,000, resulting in net realized loss of $25,671,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,194,145	5,550	744,100	4,309
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(360,228)	(1,750)	(174,582)	(1,000)
Net Increase (Decrease)—ETF Shares	833,917	3,800	569,518	3,309
Institutional Shares
Issued	409,517	935	18,004	51
Issued in Lieu of Cash Distributions	3,197	8	2,881	8
Redeemed	(34,524)	(81)	(56,071)	(161)
Net Increase (Decrease)—Institutional Shares	378,190	862	(35,186)	(102)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its
12

Mega Cap Index Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
13

Mega Cap Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (2.0%)
	Linde plc	269,936	129,108
	Air Products & Chemicals Inc.	127,617	37,533
	Freeport-McMoRan Inc.	823,585	36,567
			203,208
Consumer Discretionary (7.7%)
	Walmart Inc.	2,523,446	244,724
	Home Depot Inc.	570,538	232,078
	Walt Disney Co.	1,030,912	122,039
	Lowe's Cos. Inc.	320,962	82,827
	NIKE Inc. Class B	675,579	52,270
	Starbucks Corp.	325,833	28,735
	Target Corp.	130,276	12,504
			775,177
Consumer Staples (8.6%)
	Procter & Gamble Co.	1,344,471	211,136
	Philip Morris International Inc.	892,580	149,177
	Coca-Cola Co.	1,974,615	136,229
	PepsiCo Inc.	786,241	116,875
	Altria Group Inc.	965,944	64,921
	CVS Health Corp.	725,422	53,064
	McKesson Corp.	71,745	49,263
	Mondelez International Inc. Class A	742,508	45,620
	Colgate-Palmolive Co.	464,733	39,070
			865,355
Energy (6.4%)
	Exxon Mobil Corp.	2,471,349	282,451
	Chevron Corp.	1,124,086	180,528
	ConocoPhillips	723,925	71,647
	EOG Resources Inc.	312,980	39,066
	Williams Cos. Inc.	350,091	20,263
	Schlumberger NV	430,326	15,853
	Phillips 66	116,822	15,605
	Kinder Morgan Inc.	541,551	14,611
			640,024
Financials (25.8%)
	JPMorgan Chase & Co.	1,593,663	480,362
*	Berkshire Hathaway Inc. Class B	767,618	386,096
	Bank of America Corp.	3,887,218	197,237
	Wells Fargo & Co.	1,866,101	153,356
*	Berkshire Hathaway Inc. Class A	188	141,993
	Goldman Sachs Group Inc.	175,957	131,132
	Morgan Stanley	689,994	103,830
	Citigroup Inc.	1,071,046	103,431
	Charles Schwab Corp.	989,839	94,866
	Blackrock Inc.	79,958	90,124
	Progressive Corp.	336,168	83,054
	Chubb Ltd.	218,305	60,049
	Marsh & McLennan Cos. Inc.	282,654	58,173
	Intercontinental Exchange Inc.	328,944	58,091
	CME Group Inc.	206,645	55,073
	KKR & Co. Inc.	383,052	53,432
	PNC Financial Services Group Inc.	226,837	47,055
	US Bancorp	893,446	43,627
	Bank of New York Mellon Corp.	410,264	43,324
	Blackstone Inc.	209,207	35,858
	Travelers Cos. Inc.	129,925	35,276
	Truist Financial Corp.	750,951	35,160
	Aflac Inc.	310,031	33,130
14

Mega Cap Value Index Fund
		Shares	Market Value• ($000)
	MetLife Inc.	327,211	26,622
	Aon plc Class A (XNYS)	58,819	21,587
	Apollo Global Management Inc.	115,481	15,732
	American International Group Inc.	165,247	13,438
			2,601,108
Health Care (16.3%)
	Johnson & Johnson	1,379,755	244,451
	AbbVie Inc.	1,012,938	213,122
	UnitedHealth Group Inc.	520,197	161,193
	Abbott Laboratories	997,704	132,355
	Merck & Co. Inc.	1,439,943	121,128
	Thermo Fisher Scientific Inc.	216,473	106,661
	Amgen Inc.	308,346	88,714
	Pfizer Inc.	3,260,256	80,724
	Gilead Sciences Inc.	713,327	80,585
	Danaher Corp.	369,359	76,021
	Medtronic plc	735,471	68,259
	Bristol-Myers Squibb Co.	1,167,011	55,060
	Cigna Group	153,192	46,091
	Elevance Health Inc.	129,562	41,285
	HCA Healthcare Inc.	96,569	39,010
	Stryker Corp.	98,618	38,600
	Regeneron Pharmaceuticals Inc.	60,870	35,347
	Becton Dickinson & Co.	82,177	15,859
			1,644,465
Industrials (16.3%)
	General Electric Co.	580,940	159,875
	RTX Corp.	766,099	121,503
	Caterpillar Inc.	243,501	102,037
	Accenture plc Class A	358,993	93,327
	American Express Co.	281,225	93,164
	Capital One Financial Corp.	366,790	83,342
	Honeywell International Inc.	368,545	80,896
	Eaton Corp. plc	224,390	78,343
	Union Pacific Corp.	342,621	76,600
	Deere & Co.	147,859	70,771
	Lockheed Martin Corp.	134,356	61,217
	Parker-Hannifin Corp.	73,274	55,640
	Trane Technologies plc	127,889	53,151
	Northrop Grumman Corp.	82,535	48,699
	3M Co.	308,620	48,000
*	Fiserv Inc.	317,938	43,933
	Emerson Electric Co.	322,564	42,578
	General Dynamics Corp.	130,824	42,461
	Illinois Tool Works Inc.	159,619	42,243
*	PayPal Holdings Inc.	557,696	39,145
	United Parcel Service Inc. Class B (XNYS)	420,754	36,791
	Norfolk Southern Corp.	129,280	36,196
	Automatic Data Processing Inc.	116,388	35,388
	CSX Corp.	1,077,246	35,021
	FedEx Corp.	123,658	28,574
	Johnson Controls International plc	188,680	20,168
	Paychex Inc.	92,948	12,962
			1,642,025
Real Estate (1.0%)
	Prologis Inc.	531,112	60,430
	Public Storage	90,541	26,672
	Simon Property Group Inc.	88,912	16,063
			103,165
Technology (7.9%)
	Oracle Corp.	964,848	218,181
	International Business Machines Corp.	532,960	129,770
	QUALCOMM Inc.	629,645	101,203
	Micron Technology Inc.	640,868	76,270
	Analog Devices Inc.	284,572	71,516
*	Intel Corp.	2,251,238	54,818
	Texas Instruments Inc.	260,480	52,742
	Applied Materials Inc.	230,095	36,990
15

Mega Cap Value Index Fund
		Shares	Market Value• ($000)
	Roper Technologies Inc.	61,654	32,449
	Dell Technologies Inc. Class C	167,845	20,502
			794,441
Telecommunications (4.4%)
	Cisco Systems Inc.	2,043,764	141,204
	AT&T Inc.	4,126,296	120,859
	Verizon Communications Inc.	2,176,019	96,245
	Comcast Corp. Class A	2,135,665	72,549
*	Charter Communications Inc. Class A	52,320	13,895
			444,752
Utilities (3.4%)
	NextEra Energy Inc.	1,180,516	85,056
	Southern Co.	630,903	58,233
	Duke Energy Corp.	445,581	54,579
	Waste Management Inc.	230,760	52,242
	American Electric Power Co. Inc.	306,333	34,009
	Sempra	373,985	30,876
	Republic Services Inc.	116,480	27,253
			342,248
Total Common Stocks (Cost $7,743,302)			10,055,968
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 4.362% (Cost $1,799)	17,994	1,799
Total Investments (99.8%) (Cost $7,745,101)			10,057,767
Other Assets and Liabilities—Net (0.2%)			18,032
Net Assets (100%)			10,075,799
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	27	8,738	20

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Caterpillar Inc.	8/31/2026	BANA	10,979	(4.334)	—	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Mega Cap Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,743,302)	10,055,968
Affiliated Issuers (Cost $1,799)	1,799
Total Investments in Securities	10,057,767
Investment in Vanguard	247
Cash	277
Cash Collateral Pledged—Futures Contracts	500
Cash Collateral Pledged—Over-the-Counter Swap Contracts	520
Receivables for Accrued Income	17,751
Receivables for Capital Shares Issued	1
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	10,077,063
Liabilities
Payables for Investment Securities Purchased	906
Payables to Vanguard	306
Variation Margin Payable—Futures Contracts	52
Total Liabilities	1,264
Net Assets	10,075,799
At August 31, 2025, net assets consisted of:

Paid-in Capital	8,101,998
Total Distributable Earnings (Loss)	1,973,801
Net Assets	10,075,799

ETF Shares—Net Assets
Applicable to 73,666,171 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,950,590
Net Asset Value Per Share—ETF Shares	$135.08

Institutional Shares—Net Assets
Applicable to 467,435 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	125,209
Net Asset Value Per Share—Institutional Shares	$267.86

See accompanying Notes, which are an integral part of the Financial Statements.
17

Mega Cap Value Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends	202,835
Interest[1]	345
Securities Lending—Net	—
Total Income	203,180
Expenses
The Vanguard Group—Note B
Investment Advisory Services	190
Management and Administrative—ETF Shares	5,105
Management and Administrative—Institutional Shares	43
Marketing and Distribution—ETF Shares	320
Marketing and Distribution—Institutional Shares	2
Custodian Fees	40
Auditing Fees	28
Shareholders’ Reports and Proxy Fees—ETF Shares	486
Shareholders’ Reports and Proxy Fees—Institutional Shares	6
Trustees’ Fees and Expenses	5
Other Expenses	29
Total Expenses	6,254
Net Investment Income	196,926
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	462,565
Futures Contracts	1,115
Swap Contracts	2,578
Realized Net Gain (Loss)	466,258
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	104,276
Futures Contracts	(307)
Swap Contracts	(29)
Change in Unrealized Appreciation (Depreciation)	103,940
Net Increase (Decrease) in Net Assets Resulting from Operations	767,124
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $314, ($5), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $542,194 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Mega Cap Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	196,926	167,757
Realized Net Gain (Loss)	466,258	25,209
Change in Unrealized Appreciation (Depreciation)	103,940	1,390,228
Net Increase (Decrease) in Net Assets Resulting from Operations	767,124	1,583,194
Distributions
ETF Shares	(191,098)	(174,026)
Institutional Shares	(2,732)	(3,140)
Total Distributions	(193,830)	(177,166)
Capital Share Transactions
ETF Shares	1,055,016	898,948
Institutional Shares	(17,036)	(6,303)
Net Increase (Decrease) from Capital Share Transactions	1,037,980	892,645
Total Increase (Decrease)	1,611,274	2,298,673
Net Assets
Beginning of Period	8,464,525	6,165,852
End of Period	10,075,799	8,464,525

See accompanying Notes, which are an integral part of the Financial Statements.
19

Mega Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$127.48	$105.16	$97.72	$102.64	$78.96
Investment Operations
Net Investment Income[1]	2.828	2.713	2.709	2.519	2.271
Net Realized and Unrealized Gain (Loss) on Investments	7.582	22.494	7.364	(5.016)	23.557
Total from Investment Operations	10.410	25.207	10.073	(2.497)	25.828
Distributions
Dividends from Net Investment Income	(2.810)	(2.887)	(2.633)	(2.423)	(2.148)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.810)	(2.887)	(2.633)	(2.423)	(2.148)
Net Asset Value, End of Period	$135.08	$127.48	$105.16	$97.72	$102.64
Total Return	8.31%	24.39%	10.53%	-2.51%	33.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,951	$8,329	$6,048	$5,586	$4,587
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]	0.07%[2]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.20%	2.40%	2.66%	2.45%	2.47%
Portfolio Turnover Rate[3]	8%	13%	7%	8%	11%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Mega Cap Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$252.79	$208.53	$193.77	$203.54	$156.56
Investment Operations
Net Investment Income[1]	5.616	5.405	5.384	4.999	4.492
Net Realized and Unrealized Gain (Loss) on Investments	15.048	44.600	14.615	(9.947)	46.761
Total from Investment Operations	20.664	50.005	19.999	(4.948)	51.253
Distributions
Dividends from Net Investment Income	(5.594)	(5.745)	(5.239)	(4.822)	(4.274)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.594)	(5.745)	(5.239)	(4.822)	(4.274)
Net Asset Value, End of Period	$267.86	$252.79	$208.53	$193.77	$203.54
Total Return	8.32%	24.40%	10.55%	-2.49%	33.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$125	$135	$118	$116	$128
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[2]	0.06%[2]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.20%	2.42%	2.67%	2.45%	2.49%
Portfolio Turnover Rate[3]	8%	13%	7%	8%	11%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Mega Cap Value Index Fund
Notes to Financial Statements
Vanguard Mega Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
22

Mega Cap Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $247,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
23

Mega Cap Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,055,968	—	—	10,055,968
Temporary Cash Investments	1,799	—	—	1,799
Total	10,057,767	—	—	10,057,767
Derivative Financial Instruments
Assets
Futures Contracts[1]	20	—	—	20
Swap Contracts	—	—	—	—
Total	20	—	—	20
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	544,436
Total Distributable Earnings (Loss)	(544,436)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	36,463
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	2,300,499
Capital Loss Carryforwards	(363,161)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,973,801
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	193,830	177,166
Long-Term Capital Gains	—	—
Total	193,830	177,166
*	Includes short-term capital gains, if any.
24

Mega Cap Value Index Fund
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,757,268
Gross Unrealized Appreciation	2,649,708
Gross Unrealized Depreciation	(349,209)
Net Unrealized Appreciation (Depreciation)	2,300,499
E.	During the year ended August 31, 2025, the fund purchased $751,904,000 of investment securities and sold $769,968,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,145,162,000 and $1,077,235,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $412,961,000 and sales were $272,923,000, resulting in net realized loss of $44,345,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,153,209	16,850	1,143,712	10,050
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,098,193)	(8,525)	(244,764)	(2,225)
Net Increase (Decrease)—ETF Shares	1,055,016	8,325	898,948	7,825
Institutional Shares
Issued	1,708	6	1,564	8
Issued in Lieu of Cash Distributions	651	3	907	4
Redeemed	(19,395)	(77)	(8,774)	(41)
Net Increase (Decrease)—Institutional Shares	(17,036)	(68)	(6,303)	(29)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At August 31, 2025, one shareholder was the record or beneficial owner of 32% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
25

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard Mega Cap Index Fund and Vanguard Mega Cap Value Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Mega Cap Index Fund and Vanguard Mega Cap Value Index Fund (two of the funds constituting Vanguard World Fund, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
26

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Mega Cap Index Fund	100.0%
Mega Cap Value Index Fund	98.8
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11)for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Fund	($000)
Mega Cap Index Fund	75,219
Mega Cap Value Index Fund	185,307
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Mega Cap Index Fund	206
Mega Cap Value Index Fund	177
Q8280 102025
27

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – International Growth Fund

The board of trustees of Vanguard International Growth Fund has renewed the fund’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford) and Schroder Investment Management North America Inc. (Schroder Inc.), as well as the sub-advisory agreement with Schroder Investment Management North America Ltd. (Schroder Ltd.). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisors.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford uses fundamental research to make long-term investments in companies that have above-average growth potential resulting from sustainable competitive advantages, special cultures and management, or competitive strength in underestimated technology shifts. Baillie Gifford believes that equities’ asymmetrical return pattern means that alpha is generated by focusing on the upside and the potential to earn exponential returns rather than being overly concerned with avoiding losing investments. The advisor takes a bottom-up, stock-driven approach to sector and country allocation. Baillie Gifford has advised a portion of the fund since 2003.

Schroder. Schroders plc, the parent company of Schroder Inc. and Schroder Ltd. (collectively, Schroder), was founded in 1804 in London, England. Schroder specializes in global equity and fixed income management and seeks to invest in securities of international companies where it has identified a significant growth gap, which is defined as forward earnings growth that is not yet recognized by the market. Schroder believes that market inefficiencies often drive material differences between underlying company fundamentals and market estimates. The advisor also believes that in-depth fundamental research, incorporating a comprehensive macroeconomic viewpoint and a robust framework of fundamental risk analysis, is the most reliable means of finding those companies and identifying the growth gap. Schroder Inc. has advised the fund since its inception in 1981, and its affiliate Schroder Ltd. has advised the fund since 2003.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Baillie Gifford or Schroder in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Baillie Gifford and Schroder. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – U.S. Growth Fund

The board of trustees of Vanguard U.S. Growth Fund has renewed the fund’s investment advisory arrangements with Jennison Associates LLC (Jennison), Wellington Management Company LLP (Wellington Management), and Baillie Gifford Overseas Ltd. (Baillie Gifford). The board determined that renewing the fund’s advisory arrangements with these advisors was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisors.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Jennison. Jennison, founded in 1969, is an indirect, wholly owned subsidiary of Prudential Financial Inc. The firm currently oversees a wide range of equity and fixed income strategies. The Jennison team utilizes internal fundamental research to identify companies that exhibit above-average growth in units, revenues, earnings and/or cash flows. When analyzing a company for purchase or sale, Jennison focuses on the duration of a company’s growth opportunity and seeks to capture inflection points in the company’s growth trajectory. Jennison has managed a portion of the fund since 2014.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The advisor employs a fundamental research approach to identify companies with sustainable growth advantages and reasonable valuations. Wellington Management identifies companies that have demonstrated above-average growth in the past, followed by a thorough review of each company’s business model and an assessment of its valuation. The goal of this review is to identify companies with high returns on capital, superior business management, and high-quality balance sheets. Wellington Management has managed a portion of the fund since 2010.

Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford aims to deliver outstanding investment performance by identifying exceptional growth companies in the United States and investing in them long enough that the advantages of their business models and strength of their cultures become the dominant drivers of their stock prices. This long-term horizon allows the advisor to harness the asymmetry inherent in equity markets to capture the disproportionate impact of successful investments in the portfolio. Baillie Gifford has managed a portion of the fund since 2014.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance, as applicable, of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Jennison, Wellington Management, or Baillie Gifford in determining whether to approve the advisory fees, because the advisors are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Jennison, Wellington Management, and Baillie Gifford. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2025

VANGUARD WORLD FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 22, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.